UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-4676

Harbor Funds
(Exact name of Registrant as specified in charter)

111 South Wacker Drive, 34th Floor
Chicago, Illinois 60606-4302
(Address of principal executive offices) (Zip code)

Charles F. McCain, Esq. HARBOR FUNDS 111 South Wacker Drive, 34th Floor Chicago, Illinois 60606-4302	Christopher P. Harvey, Esq. DECHERT LLP One International Place – 40th Floor 100 Oliver Street Boston, MA 02110-2605
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400
Date of fiscal year end: October 31
Date of reporting period: April 30, 2024

ITEM 1 – REPORTS TO STOCKHOLDERS
The following are copies of reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1):

Semi-Annual Report
HARBOR FUNDS
April 30, 2024

Harbor Capital Appreciation Fund
Harbor Convertible Securities Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Disruptive Innovation Fund
Harbor Diversified International All Cap Fund
Harbor International Fund
Harbor International Compounders Fund
Harbor International Core Fund
Harbor International Growth Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund

Table of Contents

Harbor Funds
Harbor Capital Appreciation Fund
Portfolio of Investments	3
Harbor Convertible Securities Fund
Portfolio of Investments	5
Harbor Core Bond Fund
Portfolio of Investments	9
Harbor Core Plus Fund
Portfolio of Investments	18
Harbor Disruptive Innovation Fund
Portfolio of Investments	26
Harbor Diversified International All Cap Fund
Portfolio of Investments	29
Harbor International Fund
Portfolio of Investments	35
Harbor International Compounders Fund
Portfolio of Investments	40
Harbor International Core Fund
Portfolio of Investments	42
Harbor International Growth Fund
Portfolio of Investments	50
Harbor International Small Cap Fund
Portfolio of Investments	53
Harbor Large Cap Value Fund
Portfolio of Investments	56
Harbor Mid Cap Fund
Portfolio of Investments	58
Harbor Mid Cap Value Fund
Portfolio of Investments	60
Harbor Small Cap Growth Fund
Portfolio of Investments	63
Harbor Small Cap Value Fund
Portfolio of Investments	65
Financial Statements
Statements of Assets and Liabilities	67
Statements of Operations	73
Statements of Changes in Net Assets	75
Financial Highlights	87
Notes to Financial Statements	118
Fees and Expenses Example	128

Table of Contents

Additional Information	134
Proxy Voting	134
Householding	134
Quarterly Portfolio Disclosures	134
Advisory Agreement Approvals	134
Review of Liquidity Risk Management Program	145
This material is intended for the Funds’ shareholders. It may be distributed to prospective investors only if it is preceded or accompanied by the current prospectus. Prospective investors should carefully consider the investment objectives, risks, charges and expenses of a Harbor Fund before investing. To obtain a summary prospectus or prospectus for this and other information, visit harborcapital.com or call 800-422-1050. Read it carefully before investing.
Harbor Funds Distributors, Inc. is the Distributor of the Harbor Funds.

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

Subadvisor: Jennison Associates LLC
SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—99.9%
Shares		Value
AEROSPACE & DEFENSE—0.7%
1,131,995	Boeing Co. *	$189,994
AUTOMOBILES—1.9%
2,856,429	Tesla, Inc. *	523,526
BIOTECHNOLOGY—1.5%
1,000,224	Vertex Pharmaceuticals, Inc. *	392,898
BROADLINE RETAIL—10.0%
13,205,698	Amazon.com, Inc. *	2,310,997
276,059	MercadoLibre, Inc. (Brazil)*	402,687
		2,713,684
CAPITAL MARKETS—1.3%
365,338	Goldman Sachs Group, Inc.	155,894
504,140	Moody’s Corp.	186,698
		342,592
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.1%
775,682	Costco Wholesale Corp.	560,740
ELECTRICAL EQUIPMENT—0.8%
710,836	Eaton Corp. PLC	226,231
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
1,184,757	Keysight Technologies, Inc. *	175,273
ENTERTAINMENT—3.5%
1,225,305	Netflix, Inc. *	674,702
2,421,421	Walt Disney Co.	269,020
		943,722
FINANCIAL SERVICES—5.6%
1,673,624	Mastercard, Inc. Class A	755,139
2,842,338	Visa, Inc. Class A	763,481
		1,518,620
GROUND TRANSPORTATION—1.3%
5,383,088	Uber Technologies, Inc. *	356,737
HEALTH CARE EQUIPMENT & SUPPLIES—1.4%
994,838	Intuitive Surgical, Inc. *	368,707
HOTELS, RESTAURANTS & LEISURE—2.9%
2,394,598	Airbnb, Inc. Class A*	379,711

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
76,472	Chipotle Mexican Grill, Inc. *	$241,621
687,348	Marriott International, Inc. Class A	162,304
		783,636
INSURANCE—0.7%
888,483	Progressive Corp.	185,027
INTERACTIVE MEDIA & SERVICES—8.5%
3,133,179	Alphabet, Inc. Class A*	510,019
3,111,850	Alphabet, Inc. Class C*	512,335
2,987,997	Meta Platforms, Inc. Class A	1,285,346
		2,307,700
IT SERVICES—2.2%
859,511	MongoDB, Inc. *	313,876
1,768,265	Snowflake, Inc. Class A*	274,435
		588,311
MEDIA—0.8%
2,627,272	Trade Desk, Inc. Class A*	217,669
PERSONAL CARE PRODUCTS—1.2%
588,901	Estee Lauder Cos., Inc. Class A	86,398
510,348	L’Oreal SA (France)	239,278
		325,676
PHARMACEUTICALS—7.8%
4,297,427	AstraZeneca PLC ADR (United Kingdom)[1]	326,089
1,486,235	Eli Lilly & Co.	1,160,898
4,774,754	Novo Nordisk AS ADR (Denmark)[1]	612,649
		2,099,636
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—18.2%
5,921,848	Advanced Micro Devices, Inc. *	937,902
467,283	ASML Holding NV New York Registry Shares (Netherlands)	407,691
887,531	Broadcom, Inc.	1,154,030
2,811,537	NVIDIA Corp.	2,429,224
		4,928,847
SOFTWARE—16.5%
755,344	Adobe, Inc. *	349,596
1,326,326	Cadence Design Systems, Inc. *	365,575
1,069,229	Crowdstrike Holdings, Inc. Class A*	312,792
1,094,683	Datadog, Inc. Class A*	137,383

⬤
3

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
365,159	HubSpot, Inc. *	$220,874
5,643,163	Microsoft Corp.	2,197,052
484,409	Palo Alto Networks, Inc. *	140,910
1,506,391	Salesforce, Inc.	405,129
504,370	ServiceNow, Inc. *	349,695
		4,479,006
SPECIALIZED REITS—0.5%
791,522	American Tower Corp.	135,793
SPECIALTY RETAIL—3.3%
1,062,425	Home Depot, Inc.	355,084
280,855	O’Reilly Automotive, Inc. *	284,579
2,740,051	TJX Cos., Inc.	257,811
		897,474

COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.8%
6,070,131	Apple, Inc.	$1,033,925
TEXTILES, APPAREL & LUXURY GOODS—2.8%
712,806	Lululemon Athletica, Inc. *	257,038
371,676	LVMH Moet Hennessy Louis Vuitton SE (France)	305,308
2,061,053	NIKE, Inc. Class B	190,153
		752,499
TOTAL COMMON STOCKS (Cost $12,156,342)		27,047,923
TOTAL INVESTMENTS—99.9% (Cost $12,156,342)		27,047,923
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		26,047
TOTAL NET ASSETS—100%		$27,073,970

FAIR VALUE MEASUREMENTS
As of April 30, 2024, the investments in L’Oreal SA and LVMH Moet Hennessy Loius Vuitton SE (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security

Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

Subadvisor: BlueCove Limited
SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS
Principal Amounts, Value and Cost in Thousands

Convertible Bonds—87.9%
Principal Amount		Value
Automobiles—0.4%
$100	Ford Motor Co. 0.000%—03/15/2026[1]	$100
Biotechnology—5.1%
100	Bridgebio Pharma, Inc. 2.500%—03/15/2027	99
100	Cytokinetics, Inc. 3.500%—07/01/2027	143
200	Esperion Therapeutics, Inc. 4.000%—11/15/2025	166
200	Guardant Health, Inc. 0.000%—11/15/2027[1]	137
200	Halozyme Therapeutics, Inc. 0.250%—03/01/2027	175
300	Ionis Pharmaceuticals, Inc. 0.000%—04/01/2026[1]	290
100	Sarepta Therapeutics, Inc. 1.250%—09/15/2027	115
200	Travere Therapeutics, Inc. 2.250%—03/01/2029	114
		1,239
Capital Markets—0.8%
200	New Mountain Finance Corp. 7.500%—10/15/2025	205
Commercial Services & Supplies—6.2%
400	Affirm Holdings, Inc. 0.000%—11/15/2026[1]	333
200	Alarm.com Holdings, Inc. 0.000%—01/15/2026[1]	183
300	Block, Inc. 0.250%—11/01/2027	246
100	Global Payments, Inc. 1.500%—03/01/2031[2]	100
300	Marathon Digital Holdings, Inc. 1.000%—12/01/2026	247
200	Shift4 Payments, Inc. 0.500%—08/01/2027	179

Convertible Bonds—Continued
Principal Amount		Value
Commercial Services & Supplies—Continued
$200	Tetra Tech, Inc. 2.250%—08/15/2028[2]	$227
		1,515
Construction & Engineering—1.9%
100	Fluor Corp. 1.125%—08/15/2029[2]	109
200	Granite Construction, Inc. 2.750%—11/01/2024	352
		461
Diversified REITs—3.4%
100	GEO Corrections Holdings, Inc. 6.500%—02/23/2026	178
300	Ventas Realty LP 3.750%—06/01/2026[2]	300
300	Welltower OP LLC 2.750%—05/15/2028[2]	338
		816
Electric Utilities—3.1%
300	CMS Energy Corp. 3.375%—05/01/2028[2]	294
100	NRG Energy, Inc. 2.750%—06/01/2048	179
100	Ormat Technologies, Inc. 2.500%—07/15/2027	95
100	PPL Capital Funding, Inc. 2.875%—03/15/2028	95
100	Southern Co. 3.875%—12/15/2025	100
		763
Electronic Equipment, Instruments & Components—7.7%
300	Itron, Inc. 0.000%—03/15/2026[1]	303
	Lumentum Holdings, Inc.
100	0.500%—12/15/2026	88
100	0.500%—06/15/2028	76
		164

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
Electronic Equipment, Instruments & Components—Continued
$100	PAR Technology Corp. 1.500%—10/15/2027	$90
300	Parsons Corp. 2.625%—03/01/2029[2]	315
200	Seagate HDD Cayman 3.500%—06/01/2028[2]	240
200	Super Micro Computer, Inc. 0.000%—03/01/2029[1,2]	205
100	Varonis Systems, Inc. 1.250%—08/15/2025	149
100	Western Digital Corp. 3.000%—11/15/2028[2]	151
200	Zscaler, Inc. 0.125%—07/01/2025	254
		1,871
Energy Equipment & Services—0.1%
100	Sunnova Energy International, Inc. 2.625%—02/15/2028	33
Entertainment—1.8%
400	DraftKings Holdings, Inc. 0.000%—03/15/2028[1]	333
100	Marriott Vacations Worldwide Corp. 3.250%—12/15/2027	92
		425
Equity Real Estate Investment Trusts (REITs)—0.4%
100	Starwood Property Trust, Inc. 6.750%—07/15/2027	103
Financial Services—3.0%
100	Bread Financial Holdings, Inc. 4.250%—06/15/2028[2]	115
100	Coinbase Global, Inc. 0.500%—06/01/2026	101
200	EZCORP, Inc. 3.750%—12/15/2029[2]	238
200	LendingTree, Inc. 0.500%—07/15/2025	188
100	SoFi Technologies, Inc. 1.250%—03/15/2029[2]	93
		735
Health Care Providers & Services—5.0%
200	CONMED Corp. 2.250%—06/15/2027	177
200	Exact Sciences Corp. 0.375%—03/15/2027	181
300	Haemonetics Corp. 0.000%—03/01/2026[1]	275
200	Merit Medical Systems, Inc. 3.000%—02/01/2029[2]	215
100	Natera, Inc. 2.250%—05/01/2027	248
100	Shockwave Medical, Inc. 1.000%—08/15/2028[2]	127
		1,223
Hotels, Restaurants & Leisure—2.9%
200	Cheesecake Factory, Inc. 0.375%—06/15/2026	177

Convertible Bonds—Continued
Principal Amount		Value
Hotels, Restaurants & Leisure—Continued
$100	Cracker Barrel Old Country Store, Inc. 0.625%—06/15/2026	$88
100	Freshpet, Inc. 3.000%—04/01/2028	167
300	Shake Shack, Inc. 0.000%—03/01/2028[1]	272
		704
Interactive Media & Services—4.3%
100	fuboTV, Inc. 3.250%—02/15/2026	61
	Snap, Inc.
300	0.000%—05/01/2027[1]	245
400	0.125%—03/01/2028	314
		559
300	Uber Technologies, Inc. 0.875%—12/01/2028[2]	337
100	Upwork, Inc. 0.250%—08/15/2026	88
		1,045
Internet & Catalog Retail—6.5%
400	Airbnb, Inc. 0.000%—03/15/2026[1]	369
100	Booking Holdings, Inc. 0.750%—05/01/2025	184
100	Lyft, Inc. 0.625%—03/01/2029[2]	103
	Okta, Inc.
200	0.125%—09/01/2025	189
200	0.375%—06/15/2026	182
		371
100	Palo Alto Networks, Inc. 0.375%—06/01/2025	293
200	Wayfair, Inc. 3.500%—11/15/2028[2]	267
		1,587
Leisure Products—5.4%
300	Liberty TripAdvisor Holdings, Inc. 0.500%—06/30/2051[2]	283
	NCL Corp. Ltd.
200	1.125%—02/15/2027	184
300	2.500%—02/15/2027	282
		466
200	Royal Caribbean Cruises Ltd. 6.000%—08/15/2025	571
		1,320
Machinery—1.0%
100	Axon Enterprise, Inc. 0.500%—12/15/2027	146
100	John Bean Technologies Corp. 0.250%—05/15/2026	91
		237
Media—2.8%
500	DISH Network Corp. 0.000%—12/15/2025[1]	366

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
Media—Continued
$300	Liberty Media Corp. 2.375%—09/30/2053[2]	$313
		679
Metals & Mining—2.7%
100	ATI, Inc. 3.500%—06/15/2025	386
100	U.S. Steel Corp. 5.000%—11/01/2026	275
		661
Office Electronics—0.4%
100	Xerox Holdings Corp. 3.750%—03/15/2030[2]	86
Oil, Gas & Consumable Fuels—0.8%
200	Oil States International, Inc. 4.750%—04/01/2026	187
Passenger Airlines—1.2%
100	JetBlue Airways Corp. 0.500%—04/01/2026	87
200	Southwest Airlines Co. 1.250%—05/01/2025	197
		284
Pharmaceuticals—2.1%
100	Collegium Pharmaceutical, Inc. 2.875%—02/15/2029	121
300	Dexcom, Inc. 0.375%—05/15/2028[2]	305
100	Herbalife Ltd. 4.250%—06/15/2028[2]	77
		503
Real Estate Management & Development—0.4%
100	Redfin Corp. 0.000%—10/15/2025[1]	88
Semiconductors & Semiconductor Equipment—1.6%
100	Impinj, Inc. 1.125%—05/15/2027	157
	Wolfspeed, Inc.
100	0.250%—02/15/2028	60
300	1.875%—12/01/2029	173
		233
		390
Software—14.6%
200	Akamai Technologies, Inc. 0.375%—09/01/2027	204
200	Altair Engineering, Inc. 1.750%—06/15/2027	251
100	Bentley Systems, Inc. 0.375%—07/01/2027	92
300	Cloudflare, Inc. 0.000%—08/15/2026[1]	274
100	CSG Systems International, Inc. 3.875%—09/15/2028[2]	95
100	Dayforce, Inc. 0.250%—03/15/2026	91

Convertible Bonds—Continued
Principal Amount		Value
Software—Continued
$100	DigitalOcean Holdings, Inc. 0.000%—12/01/2026[1]	$84
200	Envestnet, Inc. 0.750%—08/15/2025	194
100	Evolent Health, Inc. 3.500%—12/01/2029[2]	104
200	Guidewire Software, Inc. 1.250%—03/15/2025	223
	MicroStrategy, Inc.
200	0.000%—02/15/2027[1]	204
100	0.750%—12/15/2025	269
		473
100	MongoDB, Inc. 0.250%—01/15/2026	178
200	Nutanix, Inc. 0.250%—10/01/2027	242
300	Pegasystems, Inc. 0.750%—03/01/2025	288
500	Porch Group, Inc. 0.750%—09/15/2026[2]	282
200	Rapid7, Inc. 0.250%—03/15/2027	173
200	Tyler Technologies, Inc. 0.250%—03/15/2026	211
100	Unity Software, Inc. 0.000%—11/15/2026[1]	86
		3,545
Specialty Retail—1.3%
100	Burlington Stores, Inc. 1.250%—12/15/2027[2]	109
200	Greenbrier Cos., Inc. 2.875%—04/15/2028	215
		324
Wireless Telecommunication Services—1.0%
100	Infinera Corp. 2.500%—03/01/2027	94
100	InterDigital, Inc. 3.500%—06/01/2027	136
		230
Total Convertible Bonds (Cost $20,556)		21,359

Convertible Preferred Stocks—8.8%
Shares
Banks—3.1%
100	Bank of America Corp.—7.250%	115
550	Wells Fargo & Co.—7.500%	630
		745
Chemicals—0.4%
2,000	Albemarle Corp.*—7.250%	110
Diversified REITs—1.2%
12,400	RLJ Lodging Trust—1.950%	307
Electric Utilities—1.4%
8,200	NextEra Energy, Inc.—6.926%	334

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Convertible Preferred Stocks—Continued
Shares		Value
Financial Services—0.1%
706	AMG Capital Trust II—5.150%	$35
Machinery—1.2%
1,300	Chart Industries, Inc.—6.750%	75
1,900	RBC Bearings, Inc.—5.000%	213
		288
Oil, Gas & Consumable Fuels—1.4%
7,200	El Paso Energy Capital Trust I—4.750%	332
Total Convertible Preferred Stocks (Cost $2,230)		2,151
TOTAL INVESTMENTS—96.7% (Cost $22,786)		23,510
CASH AND OTHER ASSETS, LESS LIABILITIES—3.3%		799
TOTAL NET ASSETS—100.0%		$24,309

FAIR VALUE MEASUREMENTS
As of April 30, 2024, the investments in Convertible Preferred Stocks (as disclosed in the preceding Portfolio of Investments) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Zero coupon bond
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2024, the aggregate value of these securities was $5,428 or 22% of net assets.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

Subadvisor: Income Research + Management
INVESTMENT ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS
Principal Amounts, Value and Cost in Thousands

Asset-Backed Securities—12.0%
Principal Amount		Value
$1,932	AIMCO CLO 14 Ltd. Series 2021-14A Cl. A 6.576% (3 Month USD Term SOFR + 1.252%) 04/20/2034[1,2]	$1,935
385	Aligned Data Centers Issuer LLC Series 2021-1A Cl. A2 1.937%—08/15/2046[1]	349
514	American Tower Trust I 5.490%—03/15/2028[1]	512
	AMSR Trust
1,495	Series 2020-SFR2 Cl. A 1.632%—07/17/2037[1]	1,422
782	Series 2022-SFR3 Cl. A 4.000%—10/17/2039[1]	741
		2,163
1,120	Apidos CLO XLVII Ltd. Series 2024-47A Cl. A1 6.804% (3 Month USD Term SOFR + 1.500%) 04/26/2037[1,2]	1,118
	Avis Budget Rental Car Funding AESOP LLC
2,500	Series 2024-3A Cl. A 5.230%—12/20/2030[1]	2,441
1,513	Series 2024-1A Cl. A 5.360%—06/20/2030[1]	1,491
		3,932
366	BA Credit Card Trust Series 2022-A2 Cl. A2 5.000%—04/15/2028	364
	CIFC Funding Ltd.
1,287	Series 2015-3A Cl. AR 6.458% (3 Month USD Term SOFR + 1.132%) 04/19/2029[1,2]	1,292
1,630	Series 2022-1A Cl. A 6.637% (3 Month USD Term SOFR + 1.320%) 04/17/2035[1,2]	1,635

Asset-Backed Securities—Continued
Principal Amount		Value
$290	Series 2018-3A Cl. A 6.689% (3 Month USD Term SOFR + 1.362%) 07/18/2031[1,2]	$291
497	Series 2023-3A Cl. A 6.916% (3 Month USD Term SOFR + 1.600%) 01/20/2037[1,2]	500
		3,718
1,286	Citizens Auto Receivables Trust Series 2024-1 Cl. A3 5.110%—04/17/2028[1]	1,277
	DB Master Finance LLC
2,317	Series 2021-1A Cl. A2I 2.045%—11/20/2051[1]	2,105
1,880	Series 2017-1A Cl. A2II 4.030%—11/20/2047[1]	1,774
		3,879
291	Discover Card Execution Note Trust Series 2022-A4 Cl. A 5.030%—10/15/2027	289
2,428	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	2,126
1,575	Enterprise Fleet Financing LLC Series 2024-1 Cl. A2 5.230%—03/20/2030[1]	1,564
	FirstKey Homes Trust
344	Series 2020-SFR2 Cl. A 1.266%—10/19/2037[1]	322
362	Series 2021-SFR1 Cl. A 1.538%—08/17/2038[1]	329
		651
	Ford Credit Auto Owner Trust
250	Series 2020-1 Cl. A 2.040%—08/15/2031[1]	243
1,000	Series 2023-2 Cl. A 5.280%—02/15/2036[1]	995
		1,238
2,200	GM Financial Automobile Leasing Trust Series 2024-1 Cl. A3 5.090%—03/22/2027	2,186

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
	GM Financial Consumer Automobile Receivables Trust
$288	Series 2022-3 Cl. A4 3.710%—12/16/2027	$278
1,204	Series 2024-1 Cl. A3 4.850%—12/18/2028	1,190
		1,468
	GMF Floorplan Owner Revolving Trust
3,710	Series 2024-2 Cl. A 5.060%—03/15/2031[1]	3,662
2,081	Series 2023-2 Cl. A 5.340%—06/15/2030[1]	2,073
		5,735
	GoldenTree Loan Management U.S. CLO Ltd.
2,047	Series 2017-1A Cl. A1R2 6.606% (3 Month USD Term SOFR + 1.282%) 04/20/2034[1,2]	2,051
650	Series 2021-10A Cl. A 6.686% (3 Month USD Term SOFR + 1.362%) 07/20/2034[1,2]	652
822	Series 2023-17A Cl. A 7.075% (3 Month USD Term SOFR + 1.750%) 07/20/2036[1,2]	828
		3,531
	Home Partners of America Trust
248	Series 2020-2 Cl. A 1.532%—01/17/2041[1]	207
430	Series 2022-1 Cl. A 3.930%—04/17/2039[1]	408
		615
2,000	Kubota Credit Owner Trust Series 2024-1A Cl. A3 5.190%—07/17/2028[1]	1,986
362	Mercedes-Benz Auto Receivables Trust Series 2022-1 Cl. A4 5.250%—02/15/2029	361
	Navient Private Education Refi Loan Trust
105	Series 2021-A Cl. A 0.840%—05/15/2069[1]	91
235	Series 2021-BA Cl. A 0.940%—07/15/2069[1]	203
		294
	NextGear Floorplan Master Owner Trust
3,147	Series 2024-1A Cl. A2 5.120%—03/15/2029[1]	3,122
1,087	Series 2023-1A Cl. A2 5.740%—03/15/2028[1]	1,090
		4,212
	Palmer Square CLO Ltd.
335	Series 2013-2A Cl. A1A3 6.579% (3 Month USD Term SOFR + 1.262%) 10/17/2031[1,2]	336
1,105	Series 2024-1A Cl. A 6.805% (3 Month USD Term SOFR + 1.500%) 04/15/2037[1,2]	1,104
360	Series 2020-3A Cl. A1R2 6.957% (3 Month USD Term SOFR + 1.650%) 11/15/2036[1,2]	362
		1,802

Asset-Backed Securities—Continued
Principal Amount		Value
	Palmer Square Loan Funding Ltd.
$245	Series 2021-2A Cl. A1 6.381% (3 Month USD Term SOFR + 1.062%) 05/20/2029[1,2]	$245
259	Series 2022-2A Cl. A1 6.599% (3 Month USD Term SOFR + 1.270%) 10/15/2030[1,2]	259
		504
	PFS Financing Corp.
232	Series 2022-D Cl. A 4.270%—08/15/2027[1]	228
2,129	Series 2024-B Cl. A 4.950%—02/15/2029[1]	2,095
2,833	Series 2024-D Cl. A 5.340%—04/16/2029[1]	2,817
522	Series 2023-A Cl. A 5.800%—03/15/2028[1]	524
		5,664
1,094	Progress Residential Trust Series 2022-SFR2 Cl. A 2.950%—04/17/2027[1]	1,012
202	Sabey Data Center Issuer LLC Series 2020-1 Cl. A2 3.812%—04/20/2045[1]	196
	SBA Small Business Investment Cos.
4,075	Series 2024-10A Cl. 1 5.035%—03/10/2034	3,972
1,510	Series 2023-10A Cl. 1 5.168%—03/10/2033	1,492
6,670	Series 2023-10B Cl. 1 5.688%—09/10/2033	6,735
		12,199
	SBA Tower Trust
500	1.631%—05/15/2051[1]	445
705	2.593%—10/15/2056[1]	560
1,578	6.599%—01/15/2028[1]	1,604
		2,609
1,281	SFS Auto Receivables Securitization Trust Series 2024-1A Cl. A3 4.950%—05/21/2029[1]	1,265
163	Store Master Funding I-VII & XIV Series 2019-1 Cl. A1 2.820%—11/20/2049[1]	150
	Taco Bell Funding LLC
2,554	Series 2021-1A Cl. A2I 1.946%—08/25/2051[1]	2,297
614	Series 2021-1A Cl. A2II 2.294%—08/25/2051[1]	523
		2,820
3,117	Tricon Residential Trust Series 2023-SFR2 Cl. A 5.000%—12/17/2040[1]	3,017
	U.S. Small Business Administration
56	Series 2012-20C Cl. 1 2.510%—03/01/2032	50
96	Series 2017-20H Cl. 1 2.750%—08/01/2037	85
173	Series 2014-20K Cl. 1 2.800%—11/01/2034	157
162	Series 2015-20H Cl. 1 2.820%—08/01/2035	146

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
$140	Series 2017-20J Cl. 1 2.850%—10/01/2037	$125
168	Series 2018-20B Cl. 1 3.220%—02/01/2038	151
262	Series 2018-20G Cl. 1 3.540%—07/01/2038	237
387	Series 2022-25E Cl. 1 3.940%—05/01/2047	351
286	Series 2023-25B Cl. 1 4.610%—02/01/2048	270
362	Series 2022-25L Cl. 1 4.710%—12/01/2047	347
1,072	Series 2023-25A Cl. 1 4.910%—01/01/2048	1,037
670	Series 2023-25C Cl. 1 4.930%—03/01/2048	649
3,086	Series 2024-25C Cl. 1 4.970%—03/01/2049	3,008
1,284	Series 2024-25A Cl. 1 5.050%—01/01/2049	1,251
3,973	Series 2024-25B Cl. 1 5.070%—02/01/2049	3,893
1,093	Series 2022-25K Cl. 1 5.130%—11/01/2047	1,077
2,590	Series 2023-25H Cl. 1 5.150%—08/01/2048	2,549
2,442	Series 2023-25G Cl. 1 5.180%—07/01/2048	2,405
2,981	Series 2023-25L Cl. 1 5.280%—12/01/2048	2,959
4,445	Series 2024-25D Cl. 1 5.380%—04/01/2049	4,429
513	Series 2023-25I Cl. 1 5.410%—09/01/2048	513
1,200	Series 2023-25K Cl. 1 5.710%—11/01/2048	1,203
		26,892
251	Vantage Data Centers LLC Series 2020-2A Cl. A2 1.992%—09/15/2045[1]	217
1,234	Verizon Master Trust Series 2024-1 Cl. A1A 5.000%—12/20/2028	1,224
	Wendy’s Funding LLC
198	Series 2021-1A Cl. A2I 2.370%—06/15/2051[1]	170
972	Series 2021-1A Cl. A2II 2.775%—06/15/2051[1]	798
436	Series 2019-1A Cl. A2I 3.783%—06/15/2049[1]	416
3,234	Series 2019-1A Cl. A2II 4.080%—06/15/2049[1]	2,977
		4,361
Total Asset-Backed Securities (Cost $111,097)		109,435

Collateralized Mortgage Obligations—5.7%

709	Bank Series 2017-BNK6 Cl. A5 3.518%—07/15/2060	660

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
	Bank5
$4,105	Series 2023-5YR1 Cl. A3 6.260%—04/15/2056[2]	$4,163
1,584	Series 2023-5YR3 Cl. A3 6.724%—09/15/2056[2]	1,638
		5,801
3,466	BBCMS Mortgage Trust Series 2024-5C25 Cl. A3 5.946%—03/15/2057	3,505
	Benchmark Mortgage Trust
387	Series 2021-B26 Cl. A3 2.391%—06/15/2054	337
1,462	Series 2024-V5 Cl. A3 5.805%—01/10/2057	1,466
700	Series 2023-V2 Cl. A3 5.812%—05/15/2055[2]	700
		2,503
4,000	BMARK Trust Series 2023-V4 Cl. A3 6.841%—11/15/2056[2]	4,157
549	BMO Mortgage Trust Series 2023-C7 Cl. A5 6.160%—12/15/2056	567
	BX Commercial Mortgage Trust
1,403	Series 2021-VOLT Cl. A 6.136% (1 Month USD Term SOFR + 0.814%) 09/15/2036[1,2]	1,390
3,120	Series 2024-XL5 Cl. A 6.713% (1 Month USD Term SOFR + 1.392%) 03/15/2041[1,2]	3,117
284	Series 2023-XL3 Cl. A 7.082% (1 Month USD Term SOFR + 1.761%) 12/09/2040[1,2]	286
		4,793
2,699	BX Trust Series 2022-CLS Cl. A 5.760%—10/13/2027[1]	2,655
1,676	Citigroup Commercial Mortgage Trust Series 2016-C2 Cl. A3 2.575%—08/10/2049	1,576
	COMM Mortgage Trust
387	Series 2016-COR1 Cl. A3 2.826%—10/10/2049	363
216	Series 2014-CR21 Cl. A3 3.528%—12/10/2047	211
2,253	Series 2016-CR28 Cl. A4 3.762%—02/10/2049	2,172
		2,746
3,160	FIVE Mortgage Trust Series 2023-V1 Cl. A3 5.668%—02/10/2056[2]	3,142
550	GS Mortgage Securities Trust Series 2016-GS3 Cl. A4 2.850%—10/10/2049	512
100	GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ4 Cl. A2 3.000%—01/25/2051[1,2]	82
2,697	JP Morgan Mortgage Trust Series 2024-4 Cl. A4A 6.000%—10/25/2054[1,2]	2,668

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$1,875	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 Cl. A4 3.227%—10/15/2048	$1,827
	Morgan Stanley Bank of America Merrill Lynch Trust
2,518	Series 2016-C29 Cl. A3 3.058%—05/15/2049	2,409
2,300	Series 2015-C22 Cl. A4 3.306%—04/15/2048	2,241
260	Series 2015-C25 Cl. A4 3.372%—10/15/2048	253
600	Series 2015-C26 Cl. A5 3.531%—10/15/2048	579
		5,482
	Morgan Stanley Capital I Trust
2,564	Series 2016-UB11 Cl. A4 2.782%—08/15/2049	2,373
3,144	Series 2016-UBS9 Cl. A4 3.594%—03/15/2049	2,991
		5,364
49	PSMC Trust Series 2020-2 Cl. A2 3.000%—05/25/2050[1,2]	42
	Seasoned Credit Risk Transfer Trust
52	Series 2017-2 Cl. MA 3.000%—08/25/2056	47
102	Series 2018-1 Cl. MA 3.000%—05/25/2057	93
1,060	Series 2018-4 Cl. MA 3.500%—03/25/2058	984
159	Series 2019-2 Cl. MA 3.500%—08/25/2058	147
		1,271
333	Tricon American Homes Series 2020-SFR1 Cl. A 1.499%—07/17/2038[1]	305
502	UBS Commercial Mortgage Trust Series 2018-C13 Cl. ASB 4.241%—10/15/2051	484
	Wells Fargo Commercial Mortgage Trust
2,167	Series 2021-C60 Cl. A4 2.342%—08/15/2054	1,743
380	Series 2015-C31 Cl. A4 3.695%—11/15/2048	368
		2,111
Total Collateralized Mortgage Obligations (Cost $53,028)		52,253

Corporate Bonds & Notes—28.1%

AEROSPACE & DEFENSE—0.2%
361	BAE Systems PLC 3.400%—04/15/2030[1]	321
235	Lockheed Martin Corp. 4.700%—05/15/2046	209
1,558	Northrop Grumman Corp. 5.250%—05/01/2050	1,453
		1,983

Corporate Bonds & Notes—Continued
Principal Amount		Value
AUTO COMPONENTS—0.3%
$3,078	Aptiv PLC/Aptiv Corp. 3.250%—03/01/2032	$2,602
AUTOMOBILES—1.7%
635	BMW U.S. Capital LLC 3.450%—04/01/2027[1]	603
6,186	Ford Motor Credit Co. LLC 2.900%—02/16/2028-02/10/2029	5,385
	General Motors Financial Co., Inc.
1,157	2.400%—10/15/2028	1,006
971	4.300%—04/06/2029	911
2,750	5.750%—02/08/2031	2,718
		4,635
	Volkswagen Group of America Finance LLC
2,284	4.350%—06/08/2027[1]	2,204
2,795	4.600%—06/08/2029[1]	2,669
		4,873
		15,496
BANKS—5.4%
	Bank of America Corp.
5,562	2.572%—10/20/2032[3]	4,489
2,322	3.311%—04/22/2042[3]	1,710
		6,199
3,940	Bank of America Corp. MTN 4.948%—07/22/2028[3]	3,866
2,335	Barclays PLC 6.490%—09/13/2029[3]	2,387
4,763	BNP Paribas SA 4.400%—08/14/2028[1]	4,527
	Citigroup, Inc.
171	3.400%—05/01/2026	164
2,359	3.520%—10/27/2028[3]	2,201
1,489	4.412%—03/31/2031[3]	1,390
		3,755
448	Credit Suisse AG 7.950%—01/09/2025	454
212	HSBC Holdings PLC 7.390%—11/03/2028[3]	222
2,460	ING Groep NV 5.335%—03/19/2030[3]	2,411
	JPMorgan Chase & Co.
6,340	4.203%—07/23/2029[3]	6,014
250	4.493%—03/24/2031[3]	237
1,530	5.336%—01/23/2035[3]	1,484
		7,735
	Lloyds Banking Group PLC
3,125	2.438%—02/05/2026[3]	3,040
1,145	5.679%—01/05/2035[3]	1,118
		4,158
2,425	Mitsubishi UFJ Financial Group, Inc. 5.017%—07/20/2028[3]	2,388
1,810	Morgan Stanley 2.943%—01/21/2033[3]	1,495
418	National Securities Clearing Corp. 5.000%—05/30/2028[1]	413
2,340	Toronto-Dominion Bank 1.950%—01/12/2027	2,145

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
BANKS—Continued
$4,116	Truist Financial Corp. MTN 5.711%—01/24/2035[3]	$3,996
	U.S. Bancorp
1,615	4.839%—02/01/2034[3]	1,491
1,544	5.678%—01/23/2035[3]	1,509
		3,000
		49,151
CAPITAL MARKETS—2.8%
300	Bank of New York Mellon Corp. MTN 5.802%—10/25/2028[3]	304
	Blackstone Holdings Finance Co. LLC
495	2.550%—03/30/2032[1]	398
173	2.800%—09/30/2050[1]	99
856	3.500%—09/10/2049[1]	582
2,515	6.200%—04/22/2033[1]	2,573
		3,652
1,490	Brookfield Finance, Inc. 3.900%—01/25/2028	1,413
4,805	Goldman Sachs Group, Inc. 3.800%—03/15/2030	4,397
54	KKR Group Finance Co. II LLC 5.500%—02/01/2043[1]	51
170	KKR Group Finance Co. III LLC 5.125%—06/01/2044[1]	151
3,640	KKR Group Finance Co. VI LLC 3.750%—07/01/2029[1]	3,333
	Macquarie Group Ltd.
493	1.340%—01/12/2027[1,3]	457
2,861	5.033%—01/15/2030[1,3]	2,777
1,695	6.255%—12/07/2034[1,3]	1,719
		4,953
	Morgan Stanley MTN
665	3.125%—07/27/2026	632
6,666	3.622%—04/01/2031[3]	5,993
		6,625
500	UBS Group AG 4.125%—04/15/2026[1]	484
		25,363
COMMERCIAL SERVICES & SUPPLIES—0.4%
3,438	Ashtead Capital, Inc. 5.800%—04/15/2034[1]	3,348
300	Moody’s Corp. 3.250%—05/20/2050	200
		3,548
DIVERSIFIED FINANCIAL SERVICES—1.4%
1,662	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.100%—01/19/2029	1,622
	Air Lease Corp.
2,905	1.875%—08/15/2026	2,663
875	3.250%—03/01/2025	856
		3,519
2,235	Aviation Capital Group LLC 6.375%—07/15/2030[1]	2,265
	Capital One Financial Corp.
435	4.927%—05/10/2028[3]	425

Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
$813	5.468%—02/01/2029[3]	$799
4,397	6.051%—02/01/2035[3]	4,326
		5,550
		12,956
DIVERSIFIED REITS—0.2%
533	Federal Realty OP LP 1.250%—02/15/2026	493
1,475	Healthpeak OP LLC 3.250%—07/15/2026	1,403
		1,896
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
	AT&T, Inc.
240	2.300%—06/01/2027	219
504	6.763% (3 Month USD Term SOFR + 1.442%) 06/12/2024[2]	504
		723
	Verizon Communications, Inc.
3,340	2.355%—03/15/2032	2,666
162	4.500%—08/10/2033	150
		2,816
		3,539
ELECTRIC UTILITIES—3.6%
	Berkshire Hathaway Energy Co.
5,340	4.450%—01/15/2049	4,290
275	6.125%—04/01/2036	282
		4,572
2,730	Consumers Securitization Funding LLC 5.210%—09/01/2031	2,710
2,306	DTE Energy Co. 4.875%—06/01/2028	2,244
2,785	Duke Energy Florida LLC 3.800%—07/15/2028	2,638
	Eversource Energy
1,280	2.900%—10/01/2024-03/01/2027	1,200
5,295	5.450%—03/01/2028	5,254
		6,454
	Exelon Corp.
3,115	4.450%—04/15/2046	2,525
62	4.700%—04/15/2050	52
243	5.100%—06/15/2045	215
		2,792
1,670	Florida Power & Light Co. 2.450%—02/03/2032	1,366
	Northern States Power Co.
158	4.500%—06/01/2052	131
4,085	6.250%—06/01/2036	4,293
		4,424
	Southern Co.
230	3.250%—07/01/2026	219
308	4.250%—07/01/2036	266
		485
5,397	Virginia Power Fuel Securitization LLC 4.877%—05/01/2033	5,286

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
$230	Xcel Energy, Inc. 3.400%—06/01/2030	$202
		33,173
ENTERTAINMENT—0.2%
2,035	Warnermedia Holdings, Inc. 5.141%—03/15/2052	1,560
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—1.0%
	Alexandria Real Estate Equities, Inc.
4,565	2.000%—05/18/2032	3,485
266	4.700%—07/01/2030	252
115	4.750%—04/15/2035	105
		3,842
3,410	Healthpeak OP LLC 1.350%—02/01/2027	3,057
2,645	Simon Property Group LP 5.500%—03/08/2033	2,613
		9,512
FINANCIAL SERVICES—0.8%
	American Express Co.
322	5.043%—05/01/2034[3]	309
2,120	5.098%—02/16/2028[3]	2,097
		2,406
198	Berkshire Hathaway Finance Corp. 3.850%—03/15/2052	150
	PNC Financial Services Group, Inc.
1,160	5.068%—01/24/2034[3]	1,093
2,571	5.354%—12/02/2028[3]	2,549
745	5.676%—01/22/2035[3]	730
163	6.875%—10/20/2034[3]	173
		4,545
		7,101
HEALTH CARE PROVIDERS & SERVICES—0.3%
853	Cigna Group 3.400%—03/01/2027	808
	CVS Pass-Through Trust
159	5.773%—01/10/2033[1]	156
68	5.880%—01/10/2028	66
838	8.353%—07/10/2031[1]	887
		1,109
425	Elevance Health, Inc. 4.750%—02/15/2033	402
590	PeaceHealth Obligated Group 1.375%—11/15/2025	548
		2,867
INSURANCE—2.3%
	AIA Group Ltd.
419	3.600%—04/09/2029[1]	386
3,680	5.375%—04/05/2034[1]	3,518
		3,904
2,450	Corebridge Global Funding 5.200%—01/12/2029[1]	2,406
325	Equitable Financial Life Global Funding 1.400%—07/07/2025[1]	309

Corporate Bonds & Notes—Continued
Principal Amount		Value
INSURANCE—Continued
	GA Global Funding Trust
$664	1.950%—09/15/2028[1]	$562
420	3.850%—04/11/2025[1]	412
3,685	5.500%—01/08/2029[1]	3,627
		4,601
530	Liberty Mutual Group, Inc. 4.569%—02/01/2029[1]	503
	Massachusetts Mutual Life Insurance Co.
1,143	3.375%—04/15/2050[1]	754
160	5.672%—12/01/2052[1]	152
		906
	Metropolitan Life Global Funding I
2,827	3.300%—03/21/2029[1]	2,572
3,495	4.850%—01/08/2029[1]	3,411
		5,983
1,445	Peachtree Corners Funding Trust 3.976%—02/15/2025[1]	1,417
1,374	Prudential Funding Asia PLC 3.625%—03/24/2032	1,206
		21,235
INTERNET & CATALOG RETAIL—0.2%
2,423	Amazon.com, Inc. 4.100%—04/13/2062	1,896
MEDIA—0.9%
4,169	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	3,941
360	Comcast Corp. 2.350%—01/15/2027	334
	Cox Communications, Inc.
400	1.800%—10/01/2030[1]	313
1,495	3.350%—09/15/2026[1]	1,422
1,795	5.700%—06/15/2033[1]	1,757
		3,492
		7,767
MULTI-UTILITIES—0.1%
	PG&E Wildfire Recovery Funding LLC
502	3.594%—06/01/2032	476
293	4.022%—06/01/2033	280
183	4.722%—06/01/2039	172
		928
257	Rogers Communications, Inc. 5.450%—10/01/2043	236
		1,164
OIL, GAS & CONSUMABLE FUELS—1.5%
3,470	Columbia Pipelines Operating Co. LLC 6.036%—11/15/2033[1]	3,483
	Dominion Energy, Inc.
785	3.375%—04/01/2030	696
1,150	5.250%—08/01/2033	1,100
		1,796

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Energy Transfer LP
$730	3.900%—07/15/2026	$704
2,638	5.750%—02/15/2033	2,619
		3,323
1,787	Northern Natural Gas Co. 5.625%—02/01/2054[1]	1,712
474	Occidental Petroleum Corp. 0.000%—10/10/2036[4]	258
3,553	Schlumberger Holdings Corp. 3.900%—05/17/2028[1]	3,367
230	Southern Co. Gas Capital Corp. 1.750%—01/15/2031	182
		14,121
PASSENGER AIRLINES—0.2%
239	Air Canada Pass-Through Trust 3.600%—09/15/2028[1]	225
308	Delta Air Lines Pass-Through Trust 3.625%—01/30/2029	289
	United Airlines Pass-Through Trust
195	3.100%—01/07/2030	178
745	4.000%—10/11/2027	717
		895
		1,409
PROFESSIONAL SERVICES—0.2%
	Verisk Analytics, Inc.
1,054	3.625%—05/15/2050	735
1,100	5.750%—04/01/2033	1,109
		1,844
ROAD & RAIL—0.5%
	Canadian Pacific Railway Co.
1,429	4.200%—11/15/2069	1,061
190	6.125%—09/15/2115	188
		1,249
155	Norfolk Southern Corp. 4.837%—10/01/2041	139
3,616	Ryder System, Inc. MTN 5.250%—06/01/2028	3,585
		4,973
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
	Broadcom, Inc.
3,574	4.000%—04/15/2029[1]	3,343
1,042	4.110%—09/15/2028	989
		4,332
	NXP BV/NXP Funding LLC/NXP USA, Inc.
595	2.700%—05/01/2025	578
1,230	3.150%—05/01/2027	1,150
1,895	4.300%—06/18/2029	1,790
		3,518
		7,850
SOFTWARE—0.4%
1,222	Constellation Software, Inc. 5.461%—02/16/2034[1]	1,191

Corporate Bonds & Notes—Continued
Principal Amount		Value
SOFTWARE—Continued
	Oracle Corp.
$340	1.650%—03/25/2026	$316
2,681	3.950%—03/25/2051	1,917
		2,233
		3,424
SPECIALTY RETAIL—0.8%
	Lowe’s Cos., Inc.
77	3.700%—04/15/2046	56
199	5.000%—04/15/2040	181
697	5.625%—04/15/2053	665
		902
5,992	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.550%—05/01/2028[1]	5,955
		6,857
TRADING COMPANIES & DISTRIBUTORS—0.5%
906	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.000%—10/29/2028	808
4,590	Ferguson Finance PLC 3.250%—06/02/2030[1]	4,012
		4,820
WATER UTILITIES—0.0%
238	Aquarion Co. 4.000%—08/15/2024[1]	236
WIRELESS TELECOMMUNICATION SERVICES—0.9%
	Rogers Communications, Inc.
3,260	3.200%—03/15/2027	3,059
1,241	3.800%—03/15/2032	1,083
		4,142
	T-Mobile USA, Inc.
3,131	5.050%—07/15/2033	3,001
1,038	5.150%—04/15/2034	1,000
		4,001
		8,143
Total Corporate Bonds & Notes (Cost $263,818)		256,486

Mortgage Pass-Through—22.7%

	Federal Home Loan Mortgage Corp.
212	2.000%—06/01/2050	164
21,041	2.500%—04/01/2036-05/01/2052	17,326
21,607	3.000%—01/01/2033-08/01/2050	18,683
6,370	3.500%—05/01/2042-04/01/2050	5,631
9,835	4.000%—12/01/2037-10/01/2047	9,002
11,372	4.500%—03/01/2049-05/01/2053	10,611
7,147	5.000%—10/01/2052-11/01/2053	6,814
10,085	5.500%—12/01/2052-03/01/2054	9,925
120	5.714% (USD IBOR Consumer Cash Fallback 12-month + 1.598%) 06/01/2047[2]	122
		78,278
	Federal National Mortgage Association
9,062	2.000%—08/01/2050-02/01/2052	6,964
40,661	2.500%—01/01/2032-04/01/2052	33,473

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Mortgage Pass-Through—Continued
Principal Amount		Value
$13,236	3.000%—02/01/2034-12/01/2051	$11,491
13,937	3.500%—05/01/2037-06/01/2050	12,306
17,955	4.000%—03/01/2038-07/01/2052	16,424
10,817	4.500%—05/01/2046-10/01/2052	10,168
19,161	5.000%—06/01/2050-08/01/2053	18,420
8,828	5.500%—11/01/2052-10/01/2053	8,630
123	7.402% (Fed 12 Month Treasury Average Constant Maturity Treasury + 2.321%) 12/01/2036[2]	127
		118,003
4,472	Federal National Mortgage Association REMICS[5] Series 2024-20 Cl. CA 5.500%—01/25/2047	4,391
	Government National Mortgage Association
6,378	2.500%—01/20/2051-09/20/2051	5,239
353	4.000%—09/20/2041-09/15/2046	327
762	4.500%—01/15/2042-08/20/2047	723
		6,289
Total Mortgage Pass-Through (Cost $215,890)		206,961

Municipal Bonds—0.5%

145	Metropolitan Water Reclamation District of Greater Chicago 5.720%—12/01/2038	145
83	Michigan State University 4.165%—08/15/2122	60
440	New York City Transitional Finance Authority Future Tax Secured Revenue 3.950%—08/01/2032	403
495	New York State Urban Development Corp. 5.770%—03/15/2039	496
520	Sales Tax Securitization Corp. 4.637%—01/01/2040	480
300	State of California 7.500%—04/01/2034	342
2,262	Texas Natural Gas Securitization Finance Corp. 5.102%—04/01/2035	2,239
Total Municipal Bonds (Cost $4,383)		4,165

U.S. Government Obligations—28.8%
Principal Amount		Value
	U.S. Treasury Bonds
$12,588	4.125%—08/15/2053	$11,276
46,308	4.250%—02/15/2054	42,408
38,629	4.375%—08/15/2043	36,088
43,357	4.500%—02/15/2044	41,176
		130,948
3,174	U.S. Treasury Inflation-Indexed Notes 0.125%—01/15/2030	2,816
	U.S. Treasury Notes
79,282	4.000%—01/31/2029-02/15/2034	76,296
53,263	4.250%—01/31/2026	52,518
		128,814
Total U.S. Government Obligations (Cost $271,512)		262,578

Short-Term Investments—0.2%
(Cost $2,124)

U.S. TREASURY BILLS—0.2%
	U.S. Treasury Bills
2,129	5.218%—05/16/2024†	2,124
TOTAL INVESTMENTS—98.0% (Cost $921,852)		894,002
CASH AND OTHER ASSETS, LESS LIABILITIES—2.0%		18,054
TOTAL NET ASSETS—100.0%		$912,056

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

†
Coupon represents yield to maturity
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2024, the aggregate value of these securities was $152,059 or 17% of net assets.
2
Variable or floating rate security; the stated rate represents the rate in effect as of April 30, 2024. The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
4
Zero coupon bond
5
REMICs are collateralized mortgage obligations which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
CLO
Collateralized Loan Obligation
MTN
Medium Term Loan
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

Subadvisor: Income Research + Management
INVESTMENT ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS
Principal Amounts, Value and Cost in Thousands

Asset-Backed Securities—15.6%
Principal Amount		Value
$3,017	Air Canada Pass-Through Trust Series 2017-1 Cl. AA 3.300%—07/15/2031[1]	$2,705
3,582	Aligned Data Centers Issuer LLC Series 2021-1A Cl. A2 1.937%—08/15/2046[1]	3,250
1,297	American Airlines Pass-Through Trust Series 2015-2 Cl. AA 3.600%—03/22/2029	1,215
3,029	American Tower Trust I 5.490%—03/15/2028[1]	3,018
2,060	AMMC CLO XII Ltd. Series 2013-12A Cl. AR2 6.513% (3 Month USD Term SOFR + 1.212%) 11/10/2030[1,2]	2,062
1,713	Apidos CLO XXVI Ltd. Series 2017-26A Cl. A1AR 6.489% (3 Month USD Term SOFR + 1.162%) 07/18/2029[1,2]	1,716
4,000	ARES LII CLO Ltd. Series 2019-52A Cl. A1R 6.636% (3 Month USD Term SOFR + 1.312%) 04/22/2031[1,2]	4,006
4,905	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A Cl. A 5.360%—06/20/2030[1]	4,835
2,824	Birch Grove CLO Ltd. Series 19A Cl. AR 6.721% (3 Month USD Term SOFR + 1.392%) 06/15/2031[1,2]	2,831
5,976	CIFC Funding Ltd. Series 2023-3A Cl. A 6.916% (3 Month USD Term SOFR + 1.600%) 01/20/2037[1,2]	6,012
4,439	Citizens Auto Receivables Trust Series 2023-2 Cl. A3 5.830%—02/15/2028[1]	4,467
2,234	DB Master Finance LLC Series 2021-1A Cl. A2II 2.493%—11/20/2051[1]	1,939
1,313	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	1,149

Asset-Backed Securities—Continued
Principal Amount		Value
$7,136	FirstKey Homes Trust Series 2021-SFR1 Cl. A 1.538%—08/17/2038[1]	$6,491
3,941	GMF Floorplan Owner Revolving Trust Series 2023-2 Cl. A 5.340%—06/15/2030[1]	3,925
	GoldenTree Loan Management U.S. CLO Ltd.
2,882	Series 2024-20A Cl. A 1.000% (3 Month USD Term SOFR + 1.450%) 07/20/2037[1,2]	2,882
2,853	Series 2017-1A Cl. A1R2 6.606% (3 Month USD Term SOFR + 1.282%) 04/20/2034[1,2]	2,859
		5,741
2,557	Home Partners of America Trust Series 2022-1 Cl. A 3.930%—04/17/2039[1]	2,425
273	IXIS Real Estate Capital Trust Series 2005-HE1 Cl. M4 6.481% (1 Month USD Term SOFR + 1.164%) 06/25/2035[2]	282
3,617	JetBlue Pass-Through Trust Series 2020-1 Cl. A 4.000%—05/15/2034	3,305
623	JP Morgan Mortgage Acquisition Trust Series 2007-HE1 Cl. AF3 4.329%—05/25/2035[3]	390
2,732	Morgan Stanley ABS Capital I, Inc. Trust Series 2007-HE6 Cl. A3 5.611% (1 Month USD Term SOFR + 0.294%) 05/25/2037[2]	2,379
2,790	Palmer Square CLO Ltd. Series 2020-3A Cl. A1R2 6.957% (3 Month USD Term SOFR + 1.650%) 11/15/2036[1,2]	2,808
1,850	Palmer Square Loan Funding Ltd. Series 2021-4A Cl. A1 6.390% (3 Month USD Term SOFR + 1.062%) 10/15/2029[1,2]	1,849
2,863	PFS Financing Corp. Series 2023-B Cl. A 5.270%—05/15/2028[1]	2,844

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
	Planet Fitness Master Issuer LLC
$4,289	Series 2022-1A Cl. A2I 3.251%—12/05/2051[1]	$3,981
2,211	Series 2018-1A Cl. A2II 4.666%—09/05/2048[1]	2,161
		6,142
3,034	SBA Tower Trust 6.599%—01/15/2028[1]	3,083
3,395	Servpro Master Issuer LLC Series 2021-1A Cl. A2 2.394%—04/25/2051[1]	2,942
7,000	Stack Infrastructure Issuer LLC Series 2021-1A Cl. A2 1.877%—03/26/2046[1]	6,431
2,577	Store Master Funding LLC Series 2024-1A Cl. A1 5.690%—05/20/2054[1]	2,576 [x]
6,877	Taco Bell Funding LLC Series 2021-1A Cl. A2I 1.946%—08/25/2051[1]	6,184
5,172	Tricon Residential Trust Series 2023-SFR1 Cl. A 5.100%—07/17/2040[1]	5,039
	U.S. Small Business Administration
4,918	Series 2023-25E Cl. 1 4.620%—05/01/2048	4,677
4,857	Series 2023-25F Cl. 1 4.930%—06/01/2048	4,714
4,876	Series 2024-25B Cl. 1 5.070%—02/01/2049	4,778
2,925	Series 2023-25H Cl. 1 5.150%—08/01/2048	2,879
5,010	Series 2023-25G Cl. 1 5.180%—07/01/2048	4,935
4,773	Series 2023-25K Cl. 1 5.710%—11/01/2048	4,786
502	Series 2009-20A Cl. 1 5.720%—01/01/2029	489
4,662	Series 2023-25J Cl. 1 5.820%—10/01/2048	4,740
759	Series 2008-20H Cl. 1 6.020%—08/01/2028	756
		32,754
1,084	United Airlines Pass-Through Trust Series 2019-2 Cl. AA 2.700%—11/01/2033	926
6,810	VB-S1 Issuer LLC Series 2022-1A Cl. C2I 3.156%—02/15/2052[1]	6,224
6,806	Wendy’s Funding LLC Series 2021-1A Cl. A2I 2.370%—06/15/2051[1]	5,825
Total Asset-Backed Securities (Cost $154,003)		149,770

Collateralized Mortgage Obligations—8.1%

3,269	Angel Oak Mortgage Trust Series 2022-1 Cl. A1 2.881%—12/25/2066[1,3]	2,879

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$460	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W11 Cl. M3 6.556% (1 Month USD Term SOFR + 1.239%) 11/25/2034[2]	$450
6,527	Banc of America Alternative Loan Trust Series 2006-7 Cl. A3 5.913%—10/25/2036[2]	1,907
4,948	Bank5 Series 2023-5YR2 Cl. A3 6.656%—07/15/2056[2]	5,097
122	BCAP LLC Trust Series 2011-RR5 Cl. 12A1 4.516%—03/26/2037[1,3]	118
	Bear Stearns ARM Trust
7	Series 2000-2 Cl. A1 5.035%—11/25/2030[2]	7
124	Series 2004-1 Cl. 12A5 5.148%—04/25/2034[2]	108
		115
4,698	BMO Mortgage Trust Series 2023-C7 Cl. A5 6.160%—12/15/2056	4,854
	BX Commercial Mortgage Trust
1,429	Series 2021-VOLT Cl. A 6.136% (1 Month USD Term SOFR + 0.814%) 09/15/2036[1,2]	1,416
3,284	Series 2022-LP2 Cl. A 6.334% (1 Month USD Term SOFR + 1.013%) 02/15/2039[1,2]	3,271
		4,687
	BX Trust
2,842	Series 2022-CLS Cl. A 5.760%—10/13/2027[1]	2,796
4,719	Series 2024-BIO Cl. A 6.963% (1 Month USD Term SOFR + 1.642%) 02/15/2041[1,2]	4,730
		7,526
3,390	Citigroup Commercial Mortgage Trust Series 2015-GC27 Cl. A5 3.137%—02/10/2048	3,340
	Countrywide Alternative Loan Trust
1,181	Series 2005-20CB Cl. 2A5 5.500%—07/25/2035	766
1,548	Series 2006-6CB Cl. 1A2 5.500% (1 Month USD Term SOFR + 0.514%) 05/25/2036[2]	1,194
		1,960
100	Countrywide Asset-Backed Certificates Trust Series 2006-2 Cl. M1 6.031% (1 Month USD Term SOFR + 0.714%) 06/25/2036[2]	99
184	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 Cl. 9A1 6.000%—11/25/2035	128
1,723	DBJPM Mortgage Trust Series 2020-C9 Cl. A2 1.900%—08/15/2053	1,630

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$2,377	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR2 Cl. A1 5.731% (1 Month USD Term SOFR + 0.414%) 03/25/2037[2]	$2,080
764	DSLA Mortgage Loan Trust Series 2006-AR1 Cl. 1A1A 6.009% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920%) 03/19/2046[2]	627
111	First Horizon Asset Securities, Inc. Series 2005-AR6 Cl. 4A1 5.442%—02/25/2036[2]	103
—	FNT Mortgage-Backed Pass-Through Trust Series 2001-3 Cl. 1A1 6.750%—08/21/2031	—
3,888	GS Mortgage Securities Trust Series 2015-GC30 Cl. A3 3.119%—05/10/2050	3,791
2,776	GSMPS Mortgage Loan Trust Series 2006-RP2 Cl. 1AF1 5.831% (1 Month USD Term SOFR + 0.514%) 04/25/2036[1,2]	2,305
176	GSR Mortgage Loan Trust Series 2005-AR3 Cl. 3A1 6.565%—05/25/2035[2]	127
2	IndyMac ARM Trust Series 2001-H2 Cl. A2 5.545%—01/25/2032[2]	1
	JP Morgan Mortgage Trust
2,809	Series 2024-3 Cl. A6 3.000%—05/25/2054[1,2]	2,505
832	Series 2006-A6 Cl. 1A4L 4.082%—10/25/2036[2]	600
19	Series 2006-S1 Cl. 3A1 5.500%—04/25/2036	18
4,297	Series 2023-4 Cl. 1A4A 5.500%—11/25/2053[1,2]	4,214
		7,337
420	Merrill Lynch Alternative Note Asset Trust Series 2007-F1 Cl. 2A6 6.000%—03/25/2037	147
1,862	MetLife Securitization Trust Series 2018-1A Cl. A 3.750%—03/25/2057[1,2]	1,731
1,801	OBX Trust Series 2018-1 Cl. A2 6.081% (1 Month USD Term SOFR + 0.764%) 06/25/2057[1,2]	1,738
1,168	Saxon Asset Securities Trust Series 2006-3 Cl. A3 5.771% (1 Month USD Term SOFR + 0.454%) 10/25/2046[2]	1,125
	Sequoia Mortgage Trust
4,436	Series 2023-1 Cl. A4 5.000%—01/25/2053[1,2]	4,237
3,974	Series 2023-2 Cl. A4 5.000%—03/25/2053[1,2]	3,799
		8,036
184	STARM Mortgage Loan Trust Series 2007-S1 Cl. 1A 5.974%—01/25/2037[2]	127
25	Structured Adjustable Rate Mortgage Loan Trust Series 2005-7 Cl. 3A1 5.566%—04/25/2035[2]	25

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$4,020	Towd Point Mortgage Trust Series 2019-1 Cl. A1 3.750%—03/25/2058[1,2]	$3,785
2,313	Tricon American Homes Series 2020-SFR1 Cl. A 1.499%—07/17/2038[1]	2,114
	WaMu Mortgage Pass-Through Certificates Trust
1,399	Series 2006-AR8 Cl. 1A4 4.382%—08/25/2046[2]	1,215
60	Series 2005-AR13 Cl. A1A1 6.011% (1 Month USD Term SOFR + 0.694%) 10/25/2045[2]	58
		1,273
7,117	Wells Fargo Commercial Mortgage Trust Series 2018-C48 Cl. A5 4.302%—01/15/2052	6,716
Total Collateralized Mortgage Obligations (Cost $82,328)		77,978

Corporate Bonds & Notes—27.9%

AUTO COMPONENTS—0.6%
5,000	Aptiv PLC/Aptiv Corp. 4.150%—05/01/2052	3,606
1,980	ZF North America Capital, Inc. 6.875%—04/14/2028[1]	1,996
		5,602
AUTOMOBILES—0.8%
	Ford Motor Credit Co. LLC
4,000	3.375%—11/13/2025	3,841
1,900	6.950%—03/06/2026	1,926
		5,767
2,352	General Motors Financial Co., Inc. 5.800%—06/23/2028	2,358
		8,125
BANKS—3.0%
5,703	Barclays PLC 5.690%—03/12/2030[4]	5,630
	Citigroup, Inc.
4,700	2.572%—06/03/2031[4]	3,933
4,605	3.875%—02/18/2026[4]	4,334
		8,267
2,850	HSBC Holdings PLC 7.390%—11/03/2028[4]	2,988
4,000	JPMorgan Chase & Co. 1.470%—09/22/2027[4]	3,628
2,637	PNC Financial Services Group, Inc. 6.615%—10/20/2027[4]	2,695
	Truist Financial Corp. MTN
3,001	6.123%—10/28/2033[4]	2,999
2,592	7.161%—10/30/2029[4]	2,715
		5,714
		28,922
CAPITAL MARKETS—3.6%
6,000	Blackstone Holdings Finance Co. LLC 3.200%—01/30/2052[1]	3,846
5,700	Blue Owl Credit Income Corp. 4.700%—02/08/2027	5,388

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
$3,527	Blue Owl Finance LLC 6.250%—04/18/2034[1]	$3,497
6,096	Brookfield Capital Finance LLC 6.087%—06/14/2033	6,170
780	Golub Capital BDC, Inc. 7.050%—12/05/2028	788
1,397	HPS Corporate Lending Fund 6.750%—01/30/2029[1]	1,378
5,850	KKR Group Finance Co. VII LLC 3.625%—02/25/2050[1]	4,009
2,675	Main Street Capital Corp. 6.950%—03/01/2029	2,696
1,709	Oaktree Specialty Lending Corp. 2.700%—01/15/2027	1,534
1,893	Oaktree Strategic Credit Fund 8.400%—11/14/2028[1]	1,977
3,000	Sixth Street Lending Partners 6.500%—03/11/2029[1]	2,945
		34,228
COMMERCIAL SERVICES & SUPPLIES—0.8%
4,851	Element Fleet Management Corp. 6.271%—06/26/2026[1]	4,879
3,519	Triton Container International Ltd. 2.050%—04/15/2026[1]	3,244
		8,123
CONSUMER FINANCE—0.3%
2,856	Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. 2.875%—10/15/2026[1]	2,625
DIVERSIFIED FINANCIAL SERVICES—1.1%
3,070	Cantor Fitzgerald LP 7.200%—12/12/2028[1]	3,118
750	Depository Trust & Clearing Corp. 3.375%—06/20/2026[1,4]	661
2,078	GGAM Finance Ltd. 8.000%—02/15/2027[1]	2,131
3,842	Jane Street Group/JSG Finance, Inc. 7.125%—04/30/2031[1]	3,868
916	National Rural Utilities Cooperative Finance Corp. 8.501% (3 Month USD Term SOFR + 3.172%) 04/30/2043[2]	914
		10,692
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
2,915	Verizon Communications, Inc. 3.700%—03/22/2061	1,990
ELECTRIC UTILITIES—1.7%
	CMS Energy Corp.
4,171	3.750%—12/01/2050[4]	3,385
1,647	4.750%—06/01/2050[4]	1,490
		4,875
3,073	DTE Electric Securitization Funding II LLC 5.970%—03/01/2033	3,136
	Exelon Corp.
3,100	4.050%—04/15/2030	2,863
1,500	5.625%—06/15/2035	1,468
		4,331

Corporate Bonds & Notes—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
$900	Jersey Central Power & Light Co. 4.300%—01/15/2026[1]	$876
2,877	New England Power Co. 5.936%—11/25/2052[1]	2,795
		16,013
ELECTRICAL EQUIPMENT—1.0%
9,269	TD SYNNEX Corp. 6.100%—04/12/2034	9,209
ENTERTAINMENT—0.6%
3,748	Allwyn Entertainment Financing U.K. PLC 7.875%—04/30/2029[1]	3,837
2,000	Warnermedia Holdings, Inc. 5.141%—03/15/2052	1,533
		5,370
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.1%
1,400	Agree LP 2.900%—10/01/2030	1,181
2,100	Alexandria Real Estate Equities, Inc. 2.750%—12/15/2029	1,819
5,922	COPT Defense Properties LP 2.000%—01/15/2029	4,935
	EPR Properties
1,900	4.500%—06/01/2027	1,791
600	4.950%—04/15/2028	564
		2,355
4,500	GLP Capital LP/GLP Financing II, Inc. 4.000%—01/15/2030	4,033
4,700	Realty Income Corp. 3.400%—01/15/2030	4,191
1,947	VICI Properties LP 5.750%—04/01/2034	1,875
		20,389
FINANCIAL SERVICES—1.1%
3,249	Charles Schwab Corp. 5.643%—05/19/2029[4]	3,255
	Macquarie Airfinance Holdings Ltd.
982	6.400%—03/26/2029[1]	980
1,274	8.125%—03/30/2029[1]	1,334
		2,314
1,815	Navient Corp. 4.875%—03/15/2028	1,641
2,846	PNC Financial Services Group, Inc. 6.875%—10/20/2034[4]	3,022
		10,232
HEALTH CARE PROVIDERS & SERVICES—0.9%
	CVS Pass-Through Trust
336	6.943%—01/10/2030	338
4,066	7.507%—01/10/2032[1]	4,141
		4,479
4,817	Pediatrix Medical Group, Inc. 5.375%—02/15/2030[1]	4,220
		8,699

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
INDUSTRIAL CONGLOMERATES—0.8%
$4,540	Ashtead Capital, Inc. 5.550%—05/30/2033[1]	$4,350
3,800	Textron, Inc. 2.450%—03/15/2031	3,120
		7,470
INSURANCE—0.9%
3,459	GA Global Funding Trust 1.950%—09/15/2028[1]	2,926
	Global Atlantic Fin Co.
1,000	6.750%—03/15/2054[1]	971
1,687	7.950%—06/15/2033[1]	1,827
		2,798
	SBL Holdings, Inc.
3,026	5.000%—02/18/2031[1]	2,575
428	5.125%—11/13/2026[1]	405
		2,980
		8,704
MEDIA—0.2%
2,400	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	2,269
METALS & MINING—0.5%
5,267	Anglo American Capital PLC 3.875%—03/16/2029[1]	4,866
OIL, GAS & CONSUMABLE FUELS—1.6%
3,209	Columbia Pipelines Operating Co. LLC 6.036%—11/15/2033[1]	3,221
3,145	Enbridge, Inc. 5.750%—07/15/2080[4]	2,885
2,347	Energy Transfer LP 8.606% (3 Month USD Term SOFR + 3.279%) 11/01/2066[2]	2,128
1,094	Hess Midstream Operations LP 5.500%—10/15/2030[1]	1,047
1,932	New Fortress Energy, Inc. 6.750%—09/15/2025[1]	1,910
7,629	Occidental Petroleum Corp. 0.000%—10/10/2036[5]	4,147
		15,338
PHARMACEUTICALS—0.3%
3,000	Teva Pharmaceutical Finance Netherlands III BV 6.750%—03/01/2028	3,048
PROFESSIONAL SERVICES—0.2%
1,642	KBR, Inc. 4.750%—09/30/2028[1]	1,534
ROAD & RAIL—0.7%
3,800	Norfolk Southern Corp. 4.050%—08/15/2052	2,875
4,077	Ryder System, Inc. MTN 5.250%—06/01/2028	4,042
		6,917
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.6%
1,230	KLA Corp. 5.650%—11/01/2034	1,252

Corporate Bonds & Notes—Continued
Principal Amount		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
$4,600	NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875%—06/18/2026	$4,446
		5,698
SOFTWARE—0.9%
2,894	Constellation Software, Inc. 5.461%—02/16/2034[1]	2,822
3,500	Oracle Corp. 3.600%—04/01/2040	2,624
3,600	VMware LLC 4.650%—05/15/2027	3,500
		8,946
SPECIALTY RETAIL—0.9%
2,900	Group 1 Automotive, Inc. 4.000%—08/15/2028[1]	2,640
2,956	Lithia Motors, Inc. 3.875%—06/01/2029[1]	2,614
3,612	Macy’s Retail Holdings LLC 5.875%—03/15/2030[1]	3,446
		8,700
TRADING COMPANIES & DISTRIBUTORS—2.0%
6,200	Aircastle Ltd. 2.850%—01/26/2028[1]	5,526
5,300	Aviation Capital Group LLC 4.125%—08/01/2025[1]	5,163
4,800	Ferguson Finance PLC 4.650%—04/20/2032[1]	4,445
3,875	LKQ Corp. 5.750%—06/15/2028	3,873
		19,007
WIRELESS TELECOMMUNICATION SERVICES—0.5%
1,118	American Tower Corp. 3.650%—03/15/2027	1,061
4,000	T-Mobile USA, Inc. 5.050%—07/15/2033	3,834
		4,895
Total Corporate Bonds & Notes (Cost $281,203)		267,611

Mortgage Pass-Through—24.9%

	Federal Home Loan Mortgage Corp.
28,637	2.500%—07/01/2050-05/01/2052	22,962
11,242	3.000%—02/01/2033-12/01/2046	10,016
180	3.500%—01/01/2026-02/01/2035	169
11,651	4.000%—03/01/2025-11/01/2048	10,685
147	4.500%—12/01/2040-09/01/2041	140
377	5.500%—02/01/2038-07/01/2038	376
1,184	6.000%—01/01/2029-05/01/2040	1,203
3	6.307% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.250%) 08/01/2035[2]	3
		45,554
	Federal Home Loan Mortgage Corp. REMICS[6]
3,524	Series 4628 Cl. CI 3.000%—05/15/2035	292
3,993	Series 4118 4.000%—10/15/2042	640

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Mortgage Pass-Through—Continued
Principal Amount		Value
$1,128	Series 4989 Cl. FB 5.752% (30 day USD SOFR Average + 0.464%) 10/15/2040[2]	$1,122
1,179	Series 4989 Cl. FA 5.785% (30 day USD SOFR Average + 0.464%) 08/15/2040[2]	1,160
—	Series 2266 Cl. F 5.895% (30 day USD SOFR Average + 0.564%) 11/15/2030[2]	—
		3,214
5,732	Federal Home Loan Mortgage Corp. STRIPS Series 304 Cl. C45 3.000%—12/15/2027	195
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
8	Series E3 Cl. A 4.704%—08/15/2032[2]	8
39	Series T-63 Cl. 1A1 6.289% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.200%) 02/25/2045[2]	38
		46
	Federal National Mortgage Association
3,666	2.000%—02/01/2051	2,791
34,123	2.500%—04/01/2035-04/01/2052	28,363
30,541	3.000%—11/01/2025-12/01/2050	26,051
18,909	3.500%—12/01/2025-01/01/2051	16,675
36,591	4.000%—05/01/2024-07/01/2051	33,689
25,733	4.500%—07/01/2024-12/01/2050	24,229
3,914	5.000%—10/01/2031-08/01/2053	3,768
13,108	5.500%—01/01/2025-10/01/2053	12,954
155	5.773% (USD IBOR Consumer Cash Fallback 12-month + 1.715%) 06/01/2035[2]	160
14	5.835% (USD IBOR Consumer Cash Fallback 12-month + 1.710%) 05/01/2035[2]	13
235	5.943% (USD IBOR Consumer Cash Fallback 12-month + 1.693%) 08/01/2035[2]	234
2,851	6.000%—06/01/2027-06/01/2040	2,874
50	6.489% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.400%) 10/01/2040[2]	49
		151,850
	Federal National Mortgage Association Interest STRIPS
17,010	Series 435 Cl. C1 1.500%—03/25/2037	923
13,735	Series 427 Cl. C56 2.000%—03/25/2036	962
4,963	Series 407 Cl. 7 5.000%—03/25/2041	1,062
		2,947
	Federal National Mortgage Association REMICS[6]
8,353	Series 2017-70 Cl. AS 0.354%—09/25/2057[2]	326
4,471	Series 2011-98 Cl. ZL 3.500%—10/25/2041	4,065
2,682	Series 2016-102 Cl. JI 3.500%—02/25/2046	151
6,712	Series 2020-27 Cl. IM 3.500%—05/25/2035	588
6,393	Series 2020-44 Cl. AI 4.000%—07/25/2050	1,290

Mortgage Pass-Through—Continued
Principal Amount		Value
$3,146	Series 2020-91 Cl. KI 4.000%—11/25/2043	$465
165	Series 2003-25 Cl. KP 5.000%—04/25/2033	159
2,319	Series 2015-30 Cl. EI 5.000%—05/25/2045	356
1,559	Series 2016-33 Cl. NI 5.000%—07/25/2034	243
3,853	Series 2018-36 Cl. IO 5.000%—06/25/2048	619
7,900	Series 2019-49 Cl. IA 5.000%—05/25/2047	1,282
1,335	Series 2015-38 Cl. DF 5.745% (30 day USD SOFR Average + 0.424%) 06/25/2055[2]	1,312
1,895	Series 2011-59 Cl. YI 6.000%—07/25/2041	304
19	Series 2006-5 Cl. 3A2 6.042%—05/25/2035[2]	19
		11,179
83	Federal National Mortgage Association REMICS Trust[6] Series 2003-W1 Cl. 1A1 4.768%—12/25/2042[2]	80
	Government National Mortgage Association
535	3.000%—11/15/2049	457
98	3.625% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%)— 01/20/2025-02/20/2032[2]	99
24	3.750% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%)— 10/20/2025-11/20/2029[2]	24
1	4.000% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%)— 07/20/2024-10/20/2025[2]	1
4,006	4.000%—09/15/2049-03/15/2050	3,698
1,096	4.500%—02/20/2049	1,035
16,264	5.000%—08/15/2033-06/15/2050	15,974
		21,288
	Government National Mortgage Association REMICS[6]
3,212	Series 2010-47 Cl. SK 1.170% (1 Month USD Term SOFR + 6.486%) 07/20/2037[2]	115
3,142	Series 2007-41 Cl. SM 1.270% (1 Month USD Term SOFR + 6.586%) 07/20/2037[2]	224
4,194	Series 2020-4 Cl. DI 4.000%—03/20/2041	588
3,988	Series 2014-2 Cl. IC 5.000%—01/16/2044	748
570	Series 2015-180 Cl. CI 5.000%—12/16/2045	91
680	Series 2017-163 Cl. IE 5.500%—02/20/2039	123
303	Series 2016-136 Cl. IA 6.000%—10/20/2038	40
		1,929
Total Mortgage Pass-Through (Cost $270,030)		238,282

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
U.S. Government Obligations—22.4%
Principal Amount		Value
	U.S. Treasury Bonds
$63,321	1.750%—08/15/2041	$40,225
29,777	2.000%—08/15/2051	17,104
9,447	2.250%—02/15/2052	5,763
7,730	2.375%—02/15/2042	5,422
7,428	3.000%—08/15/2052	5,365
19,242	3.375%—08/15/2042	15,704
16,561	3.625%—05/15/2053	13,540
13,772	3.875%—05/15/2043	12,014
8,726	4.125%—08/15/2053	7,817
2,190	4.250%—02/15/2054	2,006
4,697	4.375%—08/15/2043	4,388
6,642	4.500%—02/15/2044	6,308
		135,656

U.S. Government Obligations—Continued
Principal Amount		Value
	U.S. Treasury Notes
$29,106	3.875%—08/15/2033	$27,330
53,814	4.000%—01/31/2029-02/15/2034	52,031
		79,361
Total U.S. Government Obligations (Cost $258,933)		215,017
TOTAL INVESTMENTS—98.9% (Cost $1,046,497)		948,658
CASH AND OTHER ASSETS, LESS LIABILITIES—1.1%		10,300
TOTAL NET ASSETS—100.0%		$958,958

FAIR VALUE MEASUREMENTS
As of April 30, 2024 the investment in Store Master Funding LLC (as disclosed in the preceding Portfolio of Investments) was classified as Level 3 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the period ended April 30, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3[h] (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 04/30/2024 (000s)	Unrealized Gain/(Loss) as of 04/30/2024 (000s)
Asset Backed Securities	$—	$—	$—	$—	$—	$—	$2,576	$—	$2,576	$—
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 04/30/24 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Asset-Backed Securities
Store Master Funding LLC	$2,576	Market Approach	Purchase Price	$ 99.98

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
h
Transferred into Level 3 due to the unavailability of observable market data for pricing or transferred out of Level 3 due to availability of observable market data for pricing
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2024, the aggregate value of these securities was $260,802 or 27% of net assets.
2
Variable or floating rate security; the stated rate represents the rate in effect as of April 30, 2024. The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3
Step coupon security; the stated rate represents the rate in effect as of April 30, 2024.
4
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
5
Zero coupon bond
6
REMICs are collateralized mortgage obligations which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
CLO
Collateralized Loan Obligation
MTN
Medium Term Loan
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Disruptive Innovation Fund
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—97.3%
Shares		Value
BIOTECHNOLOGY—14.2%
129,616	Adaptimmune Therapeutics PLC ADR*,1	$154
70,869	Allogene Therapeutics, Inc. *	196
20,510	Arrowhead Pharmaceuticals, Inc. *	464
8,752	Ascendis Pharma AS ADR (Denmark)*,1	1,212
201,792	Autolus Therapeutics PLC ADR (United Kingdom)*,1	742
29,685	Avidity Biosciences, Inc. *	716
25,108	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	589
70,188	C4 Therapeutics, Inc. *	442
14,455	Fate Therapeutics, Inc. *	57
13,025	Intellia Therapeutics, Inc. *	279
67,422	Iovance Biotherapeutics, Inc. *	794
5,957	Krystal Biotech, Inc. *	912
14,956	Kymera Therapeutics, Inc. *	503
6,532	Legend Biotech Corp. ADR*,1	286
143,270	Magenta Therapeutics, Inc. - CVR *	— [x]
6,336	Moderna, Inc. *	699
31,700	REGENXBIO, Inc. *	487
44,035	Repare Therapeutics, Inc. (Canada)*	136
30,513	Replimune Group, Inc. *	194
47,202	Rocket Pharmaceuticals, Inc. *	1,016
25,808	uniQure NV (Netherlands)*	114
1,955	Vaxcyte, Inc. *	118
		10,110
BROADLINE RETAIL—4.5%
9,443	Amazon.com, Inc. *	1,653
1,049	MercadoLibre, Inc. (Brazil)*	1,530
		3,183
CHEMICALS—2.4%
3,866	Linde PLC	1,705
ELECTRICAL EQUIPMENT—0.3%
693	Hubbell, Inc.	257
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.1%
18,660	Cognex Corp.	775
ENTERTAINMENT—0.4%
4,385	Sea Ltd. ADR (Singapore)*,1	277
FINANCIAL SERVICES—5.5%
985	Adyen NV (Netherlands)*,2	1,180
4,121	Block, Inc. *	301
10,434	Fiserv, Inc. *	1,593

COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—Continued
34,849	Toast, Inc. Class A*	$823
		3,897
GROUND TRANSPORTATION—0.6%
6,865	Uber Technologies, Inc. *	455
HEALTH CARE EQUIPMENT & SUPPLIES—3.5%
2,891	Cooper Cos., Inc.	257
9,556	Dexcom, Inc. *	1,217
562	IDEXX Laboratories, Inc. *	277
1,513	Inspire Medical Systems, Inc. *	366
1,231	Insulet Corp. *	212
2,780	Lantheus Holdings, Inc. *	185
		2,514
HOTELS, RESTAURANTS & LEISURE—3.9%
349	Chipotle Mexican Grill, Inc. *	1,103
10,631	DoorDash, Inc. Class A*	1,374
6,827	DraftKings, Inc. Class A*	284
		2,761
INSURANCE—2.6%
8,952	Progressive Corp.	1,864
INTERACTIVE MEDIA & SERVICES—6.1%
7,884	Alphabet, Inc. Class A*	1,283
13,196	Alphabet, Inc. Class C*	2,173
2,061	Meta Platforms, Inc. Class A	886
		4,342
IT SERVICES—5.9%
12,791	Cloudflare, Inc. Class A*	1,118
1,203	MongoDB, Inc. *	439
3,134	Okta, Inc. *	291
23,174	Shopify, Inc. Class A (Canada)*	1,627
4,581	Snowflake, Inc. Class A*	711
		4,186
LIFE SCIENCES TOOLS & SERVICES—5.1%
7,005	Danaher Corp.	1,728
1,762	ICON PLC *	525
1,211	Lonza Group AG (Switzerland)	668
1,269	Thermo Fisher Scientific, Inc.	722
		3,643

⬤

Harbor Disruptive Innovation Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MACHINERY—0.9%
4,447	Chart Industries, Inc. *	$641
PHARMACEUTICALS—2.1%
17,680	Arvinas, Inc. *	562
10,319	Catalent, Inc. *	576
473	Eli Lilly & Co.	369
		1,507
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—15.5%
10,968	Advanced Micro Devices, Inc. *	1,737
4,317	Applied Materials, Inc.	857
1,947	ASML Holding NV (Netherlands)	1,696
3,000	Lam Research Corp.	2,683
8,807	Lattice Semiconductor Corp. *	604
2,148	NVIDIA Corp.	1,856
9,243	Texas Instruments, Inc.	1,631
		11,064
SOFTWARE—20.6%
2,388	Atlassian Corp. Class A*	411
8,598	Bentley Systems, Inc. Class B	452
6,046	Cadence Design Systems, Inc. *	1,667
27,649	CCC Intelligent Solutions Holdings, Inc. *	310
5,726	Datadog, Inc. Class A*	719
8,036	Dynatrace, Inc. *	364
8,311	Gitlab, Inc. Class A*	436
1,185	HubSpot, Inc. *	717

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
3,181	Microsoft Corp.	$1,238
1,828	Monday.com Ltd. *	346
2,060	Nice Ltd. ADR (Israel)*,1	460
1,423	Palo Alto Networks, Inc. *	414
15,491	Procore Technologies, Inc. *	1,060
4,331	Salesforce, Inc.	1,165
36,798	Samsara, Inc. Class A*	1,285
1,600	SAP SE ADR (Germany)[1]	290
13,964	SentinelOne, Inc. Class A*	295
2,906	ServiceNow, Inc. *	2,015
11,050	Smartsheet, Inc. Class A*	418
1,340	Workday, Inc. Class A*	328
1,655	Zscaler, Inc. *	286
		14,676
TRADING COMPANIES & DISTRIBUTORS—2.1%
2,296	United Rentals, Inc.	1,534
TOTAL COMMON STOCKS (Cost $54,614)		69,391
TOTAL INVESTMENTS—97.3% (Cost $54,614)		69,391
CASH AND OTHER ASSETS, LESS LIABILITIES—2.7%		1,898
TOTAL NET ASSETS—100%		$71,289

FAIR VALUE MEASUREMENTS
As of April 30, 2024, the investment in Magenta Therapeutics, Inc.-CVR (as disclosed in the preceding Portfolio of Investments) was classified as Level 3, the investments in Adyen NV, ASML Holding NV, and Lonza Group AG (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the period ended April 30, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 04/30/2024 (000s)	Unrealized Gain/(Loss) as of 04/30/2024 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

⬤

Harbor Disruptive Innovation Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 04/30/24 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Magenta Therapeutics, Inc. - CVR*	$—	Market Approach	Estimated Recovery Value	$ 0.00

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2024, the aggregate value of these securities was $1,180 or 2% of net assets.
CVR
Contingent Value Right
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

Subadvisor: Marathon Asset Management Limited
REGION BREAKDOWN (% of investments)
(Excludes short-term investments and derivatives)

Europe	**42.8%**
United Kingdom	18.4%
Denmark	5.5%
France	3.9%
Netherlands	3.1%
Germany	3.0%
Switzerland	1.7%
Italy	1.6%
Sweden	1.3%
Spain	1.3%
Norway	0.9%
Austria	0.8%
Finland	0.7%
Ireland	0.6%
Pacific Basin	**33.9%**
Japan	17.4%
China	4.0%
Taiwan	4.0%
Hong Kong	3.4%
Australia	3.2%
Indonesia	1.2%
Singapore	0.6%
New Zealand	0.1%
North America	**10.1%**
Canada	9.4%
United States	0.7%
Latin America	**5.7%**
Mexico	2.2%
Brazil	1.5%
Peru	1.0%
Panama	0.6%
Chile	0.4%
Middle East/Central Asia	**5.2%**
India	3.2%
South Korea	2.0%
Africa	**2.3%**
South Africa	2.3%

The Fund’s Portfolio of Investments include investments denominated in foreign currencies. As of April 30, 2024, there was no foreign currency denomination comprised more than 25% of the Fund’s net assets.
PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—97.9%
Shares		Value
AEROSPACE & DEFENSE—1.6%
382,533	BAE Systems PLC (United Kingdom)	$6,362
1,657,127	Rolls-Royce Holdings PLC (United Kingdom)*	8,498
		14,860
AIR FREIGHT & LOGISTICS—0.1%
126,200	Senko Group Holdings Co. Ltd. (Japan)	925
AUTOMOBILE COMPONENTS—0.7%
102,900	Bridgestone Corp. (Japan)	4,541
300,449	Johnson Electric Holdings Ltd. (Hong Kong)	410
38,026	Magna International, Inc. (Canada)	1,817
		6,768
AUTOMOBILES—0.5%
41,113	Bayerische Motoren Werke AG (Germany)	4,479

COMMON STOCKS—Continued
Shares		Value
BANKS—12.2%
18,867,700	Bank Central Asia Tbk. PT (Indonesia)	$11,345
462,691	Bank of Ireland Group PLC (Ireland)	4,937
80,415	Bank of Nova Scotia (Canada)	3,689
2,743,858	Barclays PLC (United Kingdom)	6,918
1,294,248	CaixaBank SA (Spain)	6,825
54,463	Capitec Bank Holdings Ltd. (South Africa)	6,741
108,703	Close Brothers Group PLC (United Kingdom)	618
199,261	DBS Group Holdings Ltd. (Singapore)	5,073
280,649	DNB Bank ASA (Norway)	4,891
52,200	Fukuoka Financial Group, Inc. (Japan)	1,387
877,600	Grupo Financiero Banorte SAB de CV Class O (Mexico)	8,705
409,363	HDFC Bank Ltd. (India)	7,412
64,117	HDFC Bank Ltd. ADR (India)[1]	3,693
4,976,318	Lloyds Banking Group PLC (United Kingdom)	3,212
299,500	Mitsubishi UFJ Financial Group, Inc. (Japan)	2,983

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
954,500	Resona Holdings, Inc. (Japan)	$6,036
223,722	Shinhan Financial Group Co. Ltd. (South Korea)	7,516
590,472	Standard Chartered PLC (United Kingdom)	5,073
273,900	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	5,759
303,448	Svenska Handelsbanken AB Class A (Sweden)	2,602
252,703	UniCredit SpA (Italy)	9,275
		114,690
BEVERAGES—3.7%
668,500	Arca Continental SAB de CV (Mexico)	6,504
77,500	Asahi Group Holdings Ltd. (Japan)	2,651
48,717	Carlsberg AS Class B (Denmark)	6,553
30,076	Coca-Cola Europacific Partners PLC (United States)	2,166
371,634	Davide Campari-Milano NV (Italy)	3,727
209,181	Diageo PLC (United Kingdom)	7,229
390,800	Kirin Holdings Co. Ltd. (Japan)	5,705
		34,535
BIOTECHNOLOGY—0.4%
23,592	CSL Ltd. (Australia)	4,192
BROADLINE RETAIL—1.1%
27,369	Naspers Ltd. Class N (South Africa)	5,238
2,400	Seria Co. Ltd. (Japan)	41
329,857	Vipshop Holdings Ltd. ADR (China)[1]	4,961
		10,240
BUILDING PRODUCTS—1.2%
197,712	Assa Abloy AB Class B (Sweden)	5,224
300,997	Fletcher Building Ltd. (New Zealand)	674
9,768	Geberit AG (Switzerland)	5,214
		11,112
CAPITAL MARKETS—3.3%
378,113	3i Group PLC (United Kingdom)	13,509
2,315,000	B3 SA - Brasil Bolsa Balcao (Brazil)	4,810
35,994	Brookfield Asset Management Ltd. Class A (Canada)	1,375
144,514	Brookfield Corp. (Canada)	5,797
62,333	IG Group Holdings PLC (United Kingdom)	582
398,426	Jupiter Fund Management PLC (United Kingdom)	384
600,800	Nomura Holdings, Inc. (Japan)	3,419
53,753	Rathbones Group PLC (United Kingdom)	1,094
		30,970
CHEMICALS—0.5%
175,700	Air Water, Inc. (Japan)	2,638
35,700	Nissan Chemical Corp. (Japan)	1,217
44,800	Sumitomo Bakelite Co. Ltd. (Japan)	1,276
		5,131
COMMERCIAL SERVICES & SUPPLIES—1.0%
29,244	Befesa SA (Germany)[2]	836
105,823	Brambles Ltd. (Australia)	996
485,825	Cleanaway Waste Management Ltd. (Australia)	840
51,200	Daiei Kankyo Co. Ltd. (Japan)	856
97,367	Elis SA (France)	2,186
14,900	Secom Co. Ltd. (Japan)	1,035
1,190,031	Serco Group PLC (United Kingdom)	2,714
		9,463
CONSTRUCTION & ENGINEERING—1.3%
163,900	INFRONEER Holdings, Inc. (Japan)	1,451
13,100	Kinden Corp. (Japan)	250
302,900	Obayashi Corp. (Japan)	3,381
74,500	Penta-Ocean Construction Co. Ltd. (Japan)	374
121,899	SNC-Lavalin Group, Inc. (Canada)	4,681

COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION & ENGINEERING—Continued
49,255	Taisei Corp. (Japan)	$1,803
		11,940
CONSTRUCTION MATERIALS—1.7%
568,255	Cemex SAB de CV ADR (Mexico)*,1	4,495
41,888	Holcim AG (Switzerland)	3,506
129,100	Taiheiyo Cement Corp. (Japan)	2,953
146,213	Wienerberger AG (Austria)	5,225
		16,179
CONSUMER FINANCE—0.2%
287,155	International Personal Finance PLC (United Kingdom)	374
87,600	Marui Group Co. Ltd. (Japan)	1,338
155,711	Vanquis Banking Group PLC (United Kingdom)	93
		1,805
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.4%
87,331	Alimentation Couche-Tard, Inc. (Canada)	4,840
252,335	Bid Corp. Ltd. (South Africa)	5,770
127,606	Koninklijke Ahold Delhaize NV (Netherlands)	3,873
51,915	Loblaw Cos. Ltd. (Canada)	5,693
2,700	MatsukiyoCocokara & Co. (Japan)	38
161,400	Seven & i Holdings Co. Ltd. (Japan)	2,086
140,921	X5 Retail Group NV GDR (Russia)*,1	— [x]
		22,300
CONTAINERS & PACKAGING—0.4%
397,889	DS Smith PLC (United Kingdom)	1,733
112,800	Toyo Seikan Group Holdings Ltd. (Japan)	1,744
		3,477
DISTRIBUTORS—0.2%
157,659	Inchcape PLC (United Kingdom)	1,571
DIVERSIFIED TELECOMMUNICATION SERVICES—1.4%
31,910	BCE, Inc. (Canada)	1,048
1,181,260	Koninklijke KPN NV (Netherlands)	4,293
7,175,000	Nippon Telegraph & Telephone Corp. (Japan)	7,747
		13,088
ELECTRICAL EQUIPMENT—2.9%
215,519	Havells India Ltd. (India)	4,295
26,029	Legrand SA (France)	2,675
270,700	Mitsubishi Electric Corp. (Japan)	4,718
39,042	Schneider Electric SE (France)	8,902
253,447	Vestas Wind Systems AS (Denmark)*	6,792
		27,382
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.7%
493,315	Delta Electronics, Inc. (Taiwan)	4,831
26,500	Kyocera Corp. (Japan)	323
26,300	TDK Corp. (Japan)	1,173
49,800	Topcon Corp. (Japan)	585
		6,912
ENERGY EQUIPMENT & SERVICES—0.4%
487,415	John Wood Group PLC (United Kingdom)*	899
103,302	Technip Energies NV (France)	2,433
		3,332
FINANCIAL SERVICES—1.0%
502,818	Chailease Holding Co. Ltd. (Taiwan)	2,652
134,775	Edenred SE (France)	6,395
		9,047

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—1.1%
698,000	First Pacific Co. Ltd. (Hong Kong)	$326
10,067	Gruma SAB de CV Class B (Mexico)	197
538,413	Marico Ltd. (India)	3,341
49,700	Megmilk Snow Brand Co. Ltd. (Japan)	803
53,900	NH Foods Ltd. (Japan)	1,773
44,800	Toyo Suisan Kaisha Ltd. (Japan)	2,802
19,785	Viscofan SA (Spain)	1,258
		10,500
GROUND TRANSPORTATION—1.0%
58,445	Canadian Pacific Kansas City Ltd. (Canada)	4,585
547,171	Localiza Rent a Car SA (Brazil)	5,167
		9,752
HEALTH CARE EQUIPMENT & SUPPLIES—2.0%
45,564	Coloplast AS Class B (Denmark)	5,494
997,740	ConvaTec Group PLC (United Kingdom)[2]	3,104
107,157	Demant AS (Denmark)*	5,117
16,570	EssilorLuxottica SA (France)	3,533
125,800	Olympus Corp. (Japan)	1,752
		19,000
HEALTH CARE PROVIDERS & SERVICES—0.7%
62,724	Amplifon SpA (Italy)	2,094
63,617	Fresenius Medical Care AG (Germany)	2,678
53,300	Medipal Holdings Corp. (Japan)	836
54,700	Ship Healthcare Holdings, Inc. (Japan)	814
		6,422
HOTELS, RESTAURANTS & LEISURE—3.3%
70,954	Aristocrat Leisure Ltd. (Australia)	1,811
255,518	Compass Group PLC (United Kingdom)	7,107
28,150	Domino’s Pizza Enterprises Ltd. (Australia)	710
372,797	Entain PLC (United Kingdom)	3,637
41,824	Flutter Entertainment PLC (United Kingdom)*	7,748
498,000	Galaxy Entertainment Group Ltd. (Hong Kong)	2,235
34,619	InterContinental Hotels Group PLC (United Kingdom)	3,377
191,211	Playtech PLC (United Kingdom)*	1,263
1,253,691	SSP Group PLC (United Kingdom)	3,067
		30,955
HOUSEHOLD DURABLES—1.5%
240,513	Barratt Developments PLC (United Kingdom)	1,359
44,114	GN Store Nord AS (Denmark)*	1,190
847,815	Midea Group Co. Ltd. Class A (China)	8,154
24,500	Sekisui Chemical Co. Ltd. (Japan)	356
40,700	Sony Group Corp. (Japan)	3,364
		14,423
HOUSEHOLD PRODUCTS—0.5%
77,280	Reckitt Benckiser Group PLC (United Kingdom)	4,321
INDUSTRIAL CONGLOMERATES—1.1%
313,500	CK Hutchison Holdings Ltd. (Hong Kong)	1,523
48,594	DCC PLC (United Kingdom)	3,318
37,100	Hitachi Ltd. (Japan)	3,423
36,100	Jardine Matheson Holdings Ltd. (Hong Kong)	1,381
149,400	Nisshinbo Holdings, Inc. (Japan)	1,133
		10,778
INSURANCE—5.9%
50,235	Admiral Group PLC (United Kingdom)	1,710
1,789,200	AIA Group Ltd. (Hong Kong)	13,105
100,800	Dai-ichi Life Holdings, Inc. (Japan)	2,335
9,169	Fairfax Financial Holdings Ltd. (Canada)	9,969
64,300	Great Eastern Holdings Ltd. (Singapore)	859
16,073	Hannover Rueck SE (Germany)	3,987

COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
211,859	Hiscox Ltd. (United Kingdom)	$3,249
260,900	Japan Post Holdings Co. Ltd. (Japan)	2,505
18,200	Prudential PLC (Hong Kong)	161
381,872	Prudential PLC (United Kingdom)	3,321
322,505	QBE Insurance Group Ltd. (Australia)	3,689
103,587	Sampo OYJ Class A (Finland)	4,204
210,900	Tokio Marine Holdings, Inc. (Japan)	6,666
		55,760
INTERACTIVE MEDIA & SERVICES—1.0%
283,972	Auto Trader Group PLC (United Kingdom)[2]	2,462
41,607	Baidu, Inc. ADR (China)*,1	4,302
437,829	Rightmove PLC (United Kingdom)	2,805
		9,569
IT SERVICES—2.0%
10,016	Alten SA (France)	1,177
103,511	Infosys Ltd. ADR (India)[1]	1,730
45,300	NEC Corp. (Japan)	3,280
85,400	NET One Systems Co. Ltd. (Japan)	1,429
33,600	NS Solutions Corp. (Japan)	1,094
88,800	SCSK Corp. (Japan)	1,614
188,288	Tata Consultancy Services Ltd. (India)	8,601
		18,925
LEISURE PRODUCTS—0.4%
120,000	Sega Sammy Holdings, Inc. (Japan)	1,571
93,312	Spin Master Corp. (Canada)[2]	2,039
		3,610
LIFE SCIENCES TOOLS & SERVICES—0.6%
49,616	Eurofins Scientific SE (France)	3,041
22,039	Gerresheimer AG (Germany)	2,373
		5,414
MACHINERY—4.9%
37,189	Alfa Laval AB (Sweden)[3]	1,583
43,553	ANDRITZ AG (Austria)	2,377
423,682	CNH Industrial NV (United States)*	4,830
51,100	Daifuku Co. Ltd. (Japan)	1,047
154,754	Fluidra SA (Spain)	3,276
54,124	GEA Group AG (Germany)*	2,184
104,000	Kubota Corp. (Japan)	1,668
695,100	Mitsubishi Heavy Industries Ltd. (Japan)	6,215
41,100	Miura Co. Ltd. (Japan)	647
81,700	NSK Ltd. (Japan)	449
464,396	Rotork PLC (United Kingdom)	1,867
133,145	Sandvik AB (Sweden)[3]	2,654
2,210,700	Sany Heavy Industry Co. Ltd. Class A (China)	4,967
19,970	Stabilus SE (Germany)	1,239
438,500	Techtronic Industries Co. Ltd. (Hong Kong)	6,060
29,800	Toyota Industries Corp. (Japan)	2,832
115,339	Wartsila OYJ Abp (Finland)	2,128
		46,023
MARINE TRANSPORTATION—0.1%
186,893	Irish Continental Group PLC (Ireland)	999
MEDIA—1.1%
161,400	Fuji Media Holdings, Inc. (Japan)	1,918
103,058	Future PLC (United Kingdom)	851
117,100	Hakuhodo DY Holdings, Inc. (Japan)	1,089
1,490,221	ITV PLC (United Kingdom)	1,308
128,920	Nippon Television Holdings, Inc. (Japan)	1,882
66,700	TBS Holdings, Inc. (Japan)	1,738

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MEDIA—Continued
128,927	WPP PLC (United Kingdom)	$1,292
		10,078
METALS & MINING—5.4%
64,762	Acerinox SA (Spain)	698
353,709	African Rainbow Minerals Ltd. (South Africa)	3,654
157,033	ArcelorMittal SA (France)	3,923
257,426	Barrick Gold Corp. (Canada)	4,278
240,472	BHP Group Ltd. (Australia)	6,595
49,557	BlueScope Steel Ltd. (Australia)	723
30,000	Dowa Holdings Co. Ltd. (Japan)	1,123
353,613	Evolution Mining Ltd. (Australia)	912
198,349	First Quantum Minerals Ltd. (Canada)	2,519
31,891	Franco-Nevada Corp. (Canada)	3,839
1,398,571	Glencore PLC (United Kingdom)	8,138
25,946	Newmont Corp. CDI (Australia)[1]	1,051
386,113	Pilbara Minerals Ltd. (Australia)	983
320,373	Severstal PAO GDR (Russia)*,1	— [x]
81,444	Southern Copper Corp. (Peru)	9,502
96,800	Sumitomo Metal Mining Co. Ltd. (Japan)	3,234
		51,172
OIL, GAS & CONSUMABLE FUELS—3.9%
2,021,211	BP PLC (United Kingdom)	13,028
89,970	Canadian Natural Resources Ltd. (Canada)	6,818
112,278	Equinor ASA (Norway)	2,987
69,900	Idemitsu Kosan Co. Ltd. (Japan)	474
221,200	Inpex Corp. (Japan)	3,313
176,982	PrairieSky Royalty Ltd. (Canada)	3,372
398,572	PRIO SA (Brazil)	3,684
602,269	Santos Ltd. (Australia)	2,956
		36,632
PAPER & FOREST PRODUCTS—0.3%
166,800	Oji Holdings Corp. (Japan)	654
45,962	Stella-Jones, Inc. (Canada)	2,670
		3,324
PASSENGER AIRLINES—1.3%
115,383	Air Canada (Canada)*	1,703
57,693	Copa Holdings SA Class A (Panama)	5,510
436,943	easyJet PLC (United Kingdom)	2,927
676,230	Qantas Airways Ltd. (Australia)*	2,551
		12,691
PERSONAL CARE PRODUCTS—0.1%
277,209	L’Occitane International SA (Hong Kong)	1,142
PHARMACEUTICALS—2.9%
196,909	Novo Nordisk AS Class B (Denmark)	25,252
68,200	Tsumura & Co. (Japan)	1,643
		26,895
PROFESSIONAL SERVICES—2.8%
149,137	ALS Ltd. (Australia)	1,247
1,469,603	Capita PLC (United Kingdom)*	246
63,929	Experian PLC (United Kingdom)	2,578
84,760	Intertek Group PLC (United Kingdom)	5,217
100,951	IPH Ltd. (Australia)	406
571,239	Pagegroup PLC (United Kingdom)	3,174
470,000	Persol Holdings Co. Ltd. (Japan)	650
48,253	Randstad NV (Netherlands)	2,420
45,900	Recruit Holdings Co. Ltd. (Japan)	1,977
202,413	RELX PLC (United Kingdom)	8,317
		26,232

COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
157,300	Daiwa House Industry Co. Ltd. (Japan)	$4,426
222,000	Swire Pacific Ltd. Class A (Hong Kong)	1,880
		6,306
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.5%
20,219	ASML Holding NV (Netherlands)	17,611
53,100	ASMPT Ltd. (Hong Kong)	660
133,000	MediaTek, Inc. (Taiwan)	4,010
154,800	Renesas Electronics Corp. (Japan)	2,513
750,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	17,958
		42,752
SOFTWARE—0.9%
2,812	Constellation Software, Inc. (Canada)	7,240
9,223	Lumine Group, Inc. (Canada)*	253
19,100	Oracle Corp. (Japan)	1,433
		8,926
SPECIALTY RETAIL—1.4%
91,900	ABC-Mart, Inc. (Japan)	1,830
7,300	Nitori Holdings Co. Ltd. (Japan)	977
458,051	Pets at Home Group PLC (United Kingdom)	1,672
140,200	USS Co. Ltd. (Japan)	1,071
85,229	WH Smith PLC (United Kingdom)	1,166
1,813,000	Zhongsheng Group Holdings Ltd. (China)	3,307
150,700	ZOZO, Inc. (Japan)	3,246
		13,269
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.0%
651,529	Advantech Co. Ltd. (Taiwan)	7,578
199,909	Samsung Electronics Co. Ltd. (South Korea)	11,112
		18,690
TEXTILES, APPAREL & LUXURY GOODS—2.7%
20,618	adidas AG (Germany)	4,969
52,056	Cie Financiere Richemont SA Class A (Switzerland)	7,196
82,274	Gildan Activewear, Inc. (Canada)	2,852
953,000	Li Ning Co. Ltd. (China)	2,495
506,400	Samsonite International SA (Hong Kong)*,2	1,780
513,000	Shenzhou International Group Holdings Ltd. (China)	5,042
389,570	Stella International Holdings Ltd. (Hong Kong)	710
		25,044
TRADING COMPANIES & DISTRIBUTORS—2.6%
495,100	BOC Aviation Ltd. (China)[2]	3,938
66,059	Brenntag SE (Germany)	5,272
151,098	Bunzl PLC (United Kingdom)	5,794
76,052	Finning International, Inc. (Canada)	2,386
12,000	ITOCHU Corp. (Japan)	541
107,000	Mitsubishi Corp. (Japan)	2,447
64,393	Rexel SA (France)	1,669
74,010	Richelieu Hardware Ltd. (Canada)	2,089
		24,136
TRANSPORTATION INFRASTRUCTURE—0.2%
44,600	Mitsubishi Logistics Corp. (Japan)	1,480
WIRELESS TELECOMMUNICATION SERVICES—0.1%
26,034	Rogers Communications, Inc. Class B (Canada)	975
TOTAL COMMON STOCKS (Cost $757,357)		920,593

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
PREFERRED STOCKS—0.4%
Shares		Value
(Cost $3,434)
BEVERAGES—0.4%
1,356,206	Embotelladora Andina SA Class B (Chile)	$3,835

Short-Term Investments—0.5%
(Cost $4,514)

4,513,689	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 5.340%)[4]	4,514
TOTAL INVESTMENTS—98.8% (Cost $765,305)		928,942
CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		11,223
TOTAL NET ASSETS—100%		$940,165

RIGHTS/WARRANTS
Description	Shares	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Constellation Software, Inc. (Canada)*	3,982	CAD 0.00	03/31/2040	$—	$— [x]
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2024 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$21,403	$—	$21,403
Europe	—	395,712	—	395,712
Latin America	48,574	—	—	48,574
Middle East/Central Asia	5,423	42,277	—	47,700
North America	93,523	—	—	93,523
Pacific Basin	9,263	304,418	—	313,681
Preferred Stocks
Latin America	3,835	—	—	3,835
Short-Term Investments
Investment Company-Securities Lending Investment Fund	4,514	—	—	4,514
Total Investments in Securities	$165,132	$763,810	$—	$928,942
Financial Derivative Instruments - Assets
Rights/Warrants	$—	$—	$—	$—
Total Investments	$165,132	$763,810	$—	$928,942

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the period ended April 30, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 04/30/2024 (000s)	Unrealized Gain/(Loss) as of 04/30/2024 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(11,174)
Rights/Warrants	—	—	—	—	—	—	—	—	—	—
	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(11,174)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 04/30/24 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Severstal PAO GDR (Russia)*	$—	Market Approach	Estimated Recovery Value	$ 0.00
X5 Retail Group NV GDR (Russia)*	—	Market Approach	Estimated Recovery Value	$ 0.00
$—
Financial Derivative Instruments
Rights/Warrants
Constellation Software, Inc. (Canada)*	$—	Market Approach	Estimated Recovery Value	CAD 0.00

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2024, the aggregate value of these securities was $14,159 or 2% of net assets.
3
All or a portion of this security was out on loan as of April 30, 2024.
4
Represents the investment of collateral received from securities lending activities
CAD
Canadian Dollar
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

Subadvisor: Marathon Asset Management Limited
REGION BREAKDOWN (% of investments)

Europe	**62.2%**
United Kingdom	27.1%
Denmark	8.1%
France	5.7%
Germany	4.5%
Netherlands	3.6%
Switzerland	2.5%
Italy	2.4%
Spain	1.9%
Sweden	1.9%
Norway	1.3%
Austria	1.2%
Finland	1.0%
Ireland	1.0%
Pacific Basin	**33.9%**
Japan	24.2%
Australia	4.1%
Hong Kong	2.8%
Singapore	0.9%
China	0.8%
Taiwan	0.8%
Indonesia	0.2%
New Zealand	0.1%
North America	**1.2%**
United States	1.1%
Canada	0.1%
Latin America	**1.1%**
Mexico	0.4%
Brazil	0.3%
Peru	0.2%
Panama	0.1%
Chile	0.1%
Middle East/Central Asia	**1.1%**
India	0.6%
South Korea	0.5%
Africa	**0.5%**
South Africa	0.5%

The Fund’s Portfolio of Investments include investments denominated in foreign currencies. As of April 30, 2024, 26.6% of the Fund’s investments were denominated in Euros. No other foreign currency denomination comprised more than 25% of the Fund’s net assets.
PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—98.2%
Shares		Value
AEROSPACE & DEFENSE—2.3%
2,054,902	BAE Systems PLC (United Kingdom)	$34,177
8,888,366	Rolls-Royce Holdings PLC (United Kingdom)*	45,580
		79,757
AIR FREIGHT & LOGISTICS—0.2%
683,600	Senko Group Holdings Co. Ltd. (Japan)	5,010
AUTOMOBILE COMPONENTS—0.8%
493,800	Bridgestone Corp. (Japan)	21,790
57,904	Hankook Tire & Technology Co. Ltd. (South Korea)	2,457
953,007	Johnson Electric Holdings Ltd. (Hong Kong)	1,300
		25,547
AUTOMOBILES—0.7%
220,785	Bayerische Motoren Werke AG (Germany)	24,054

COMMON STOCKS—Continued
Shares		Value
BANKS—10.9%
13,584,500	Bank Central Asia Tbk. PT (Indonesia)	$8,168
2,484,237	Bank of Ireland Group PLC (Ireland)	26,505
14,737,819	Barclays PLC (United Kingdom)	37,158
6,951,390	CaixaBank SA (Spain)	36,659
39,261	Capitec Bank Holdings Ltd. (South Africa)	4,859
577,642	Close Brothers Group PLC (United Kingdom)	3,283
997,617	DBS Group Holdings Ltd. (Singapore)	25,397
1,507,355	DNB Bank ASA (Norway)	26,272
285,400	Fukuoka Financial Group, Inc. (Japan)	7,581
630,500	Grupo Financiero Banorte SAB de CV Class O (Mexico)	6,254
295,060	HDFC Bank Ltd. (India)	5,342
37,905	HDFC Bank Ltd. ADR (India)[1]	2,183
26,632,287	Lloyds Banking Group PLC (United Kingdom)	17,188
1,605,500	Mitsubishi UFJ Financial Group, Inc. (Japan)	15,993
4,574,500	Resona Holdings, Inc. (Japan)	28,928
161,387	Shinhan Financial Group Co. Ltd. (South Korea)	5,422
2,853,790	Standard Chartered PLC (United Kingdom)	24,519

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
1,372,300	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	$28,852
1,623,995	Svenska Handelsbanken AB Class A (Sweden)	13,926
1,357,796	UniCredit SpA (Italy)	49,837
		374,326
BEVERAGES—4.5%
481,400	Arca Continental SAB de CV (Mexico)	4,684
392,400	Asahi Group Holdings Ltd. (Japan)	13,424
263,411	Carlsberg AS Class B (Denmark)	35,432
162,066	Coca-Cola Europacific Partners PLC (United States)	11,672
2,002,594	Davide Campari-Milano NV (Italy)	20,084
1,123,517	Diageo PLC (United Kingdom)	38,828
1,983,000	Kirin Holdings Co. Ltd. (Japan)	28,947
4,386,200	Thai Beverage PCL (Singapore)	1,588
		154,659
BIOTECHNOLOGY—0.7%
126,464	CSL Ltd. (Australia)	22,470
BROADLINE RETAIL—0.2%
19,695	Naspers Ltd. Class N (South Africa)	3,769
12,600	Seria Co. Ltd. (Japan)	214
238,193	Vipshop Holdings Ltd. ADR (China)[1]	3,582
		7,565
BUILDING PRODUCTS—1.7%
1,062,017	Assa Abloy AB Class B (Sweden)	28,060
908,004	Fletcher Building Ltd. (New Zealand)	2,032
52,465	Geberit AG (Switzerland)	28,005
		58,097
CAPITAL MARKETS—3.0%
2,031,085	3i Group PLC (United Kingdom)	72,565
1,670,400	B3 SA - Brasil Bolsa Balcao (Brazil)	3,471
330,341	IG Group Holdings PLC (United Kingdom)	3,082
2,157,410	Jupiter Fund Management PLC (United Kingdom)	2,080
2,879,600	Nomura Holdings, Inc. (Japan)	16,385
289,654	Rathbones Group PLC (United Kingdom)	5,898
		103,481
CHEMICALS—0.8%
942,800	Air Water, Inc. (Japan)	14,156
195,100	Nissan Chemical Corp. (Japan)	6,651
222,300	Sumitomo Bakelite Co. Ltd. (Japan)	6,332
		27,139
COMMERCIAL SERVICES & SUPPLIES—1.4%
156,510	Befesa SA (Germany)[2]	4,475
327,838	Brambles Ltd. (Australia)	3,084
1,409,547	Cleanaway Waste Management Ltd. (Australia)	2,438
262,300	Daiei Kankyo Co. Ltd. (Japan)	4,384
524,675	Elis SA (France)	11,780
74,300	Secom Co. Ltd. (Japan)	5,161
6,611,376	Serco Group PLC (United Kingdom)	15,078
		46,400
CONSTRUCTION & ENGINEERING—1.1%
895,100	INFRONEER Holdings, Inc. (Japan)	7,927
70,200	Kinden Corp. (Japan)	1,339
1,544,000	Obayashi Corp. (Japan)	17,232
357,200	Penta-Ocean Construction Co. Ltd. (Japan)	1,793
235,974	Taisei Corp. (Japan)	8,639
		36,930
CONSTRUCTION MATERIALS—1.9%
410,641	Cemex SAB de CV ADR (Mexico)*,1	3,248

COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION MATERIALS—Continued
224,176	Holcim AG (Switzerland)	$18,765
655,300	Taiheiyo Cement Corp. (Japan)	14,989
785,434	Wienerberger AG (Austria)	28,068
		65,070
CONSUMER FINANCE—0.3%
1,522,457	International Personal Finance PLC (United Kingdom)	1,982
477,700	Marui Group Co. Ltd. (Japan)	7,296
862,275	Vanquis Banking Group PLC (United Kingdom)	517
		9,795
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.1%
181,311	Bid Corp. Ltd. (South Africa)	4,146
684,897	Koninklijke Ahold Delhaize NV (Netherlands)	20,789
14,300	MatsukiyoCocokara & Co. (Japan)	203
866,700	Seven & i Holdings Co. Ltd. (Japan)	11,199
95,013	X5 Retail Group NV GDR (Russia)*,1	— [x]
		36,337
CONTAINERS & PACKAGING—0.5%
2,129,425	DS Smith PLC (United Kingdom)	9,277
586,400	Toyo Seikan Group Holdings Ltd. (Japan)	9,064
		18,341
DISTRIBUTORS—0.2%
843,762	Inchcape PLC (United Kingdom)	8,410
DIVERSIFIED TELECOMMUNICATION SERVICES—1.8%
6,336,048	Koninklijke KPN NV (Netherlands)	23,026
35,641,200	Nippon Telegraph & Telephone Corp. (Japan)	38,480
		61,506
ELECTRICAL EQUIPMENT—3.7%
155,426	Havells India Ltd. (India)	3,097
139,304	Legrand SA (France)	14,316
1,391,200	Mitsubishi Electric Corp. (Japan)	24,249
209,540	Schneider Electric SE (France)	47,778
1,360,973	Vestas Wind Systems AS (Denmark)*	36,472
		125,912
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
354,000	Delta Electronics, Inc. (Taiwan)	3,467
144,500	Kyocera Corp. (Japan)	1,761
143,000	TDK Corp. (Japan)	6,379
271,900	Topcon Corp. (Japan)	3,194
		14,801
ENERGY EQUIPMENT & SERVICES—0.5%
2,608,550	John Wood Group PLC (United Kingdom)*	4,813
563,316	Technip Energies NV (France)	13,266
		18,079
FINANCIAL SERVICES—1.1%
362,895	Chailease Holding Co. Ltd. (Taiwan)	1,914
724,123	Edenred SE (France)	34,361
		36,275
FOOD PRODUCTS—1.1%
1,958,000	First Pacific Co. Ltd. (Hong Kong)	916
31,549	Gruma SAB de CV Class B (Mexico)	619
387,183	Marico Ltd. (India)	2,403
258,800	Megmilk Snow Brand Co. Ltd. (Japan)	4,180
271,900	NH Foods Ltd. (Japan)	8,944
218,800	Toyo Suisan Kaisha Ltd. (Japan)	13,682
105,884	Viscofan SA (Spain)	6,732
		37,476

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
GROUND TRANSPORTATION—0.1%
394,161	Localiza Rent a Car SA (Brazil)	$3,722
HEALTH CARE EQUIPMENT & SUPPLIES—3.0%
246,292	Coloplast AS Class B (Denmark)	29,694
5,359,525	ConvaTec Group PLC (United Kingdom)[2]	16,675
582,830	Demant AS (Denmark)*	27,831
88,678	EssilorLuxottica SA (France)	18,909
658,000	Olympus Corp. (Japan)	9,166
		102,275
HEALTH CARE PROVIDERS & SERVICES—1.0%
335,685	Amplifon SpA (Italy)	11,207
341,745	Fresenius Medical Care AG (Germany)	14,389
259,200	Medipal Holdings Corp. (Japan)	4,065
293,000	Ship Healthcare Holdings, Inc. (Japan)	4,359
		34,020
HOTELS, RESTAURANTS & LEISURE—4.8%
1,986,000	Ajisen China Holdings Ltd. (China)	268
337,938	Aristocrat Leisure Ltd. (Australia)	8,624
1,372,148	Compass Group PLC (United Kingdom)	38,165
146,203	Domino’s Pizza Enterprises Ltd. (Australia)	3,688
2,002,477	Entain PLC (United Kingdom)	19,537
224,646	Flutter Entertainment PLC (United Kingdom)*	41,618
2,670,000	Galaxy Entertainment Group Ltd. (Hong Kong)	11,980
186,551	InterContinental Hotels Group PLC (United Kingdom)	18,195
1,030,362	Playtech PLC (United Kingdom)*	6,806
6,902,038	SSP Group PLC (United Kingdom)	16,887
		165,768
HOUSEHOLD DURABLES—1.1%
1,296,031	Barratt Developments PLC (United Kingdom)	7,323
236,088	GN Store Nord AS (Denmark)*	6,369
610,500	Midea Group Co. Ltd. Class A (China)	5,871
134,500	Sekisui Chemical Co. Ltd. (Japan)	1,956
195,300	Sony Group Corp. (Japan)	16,142
		37,661
HOUSEHOLD PRODUCTS—0.7%
414,966	Reckitt Benckiser Group PLC (United Kingdom)	23,200
INDUSTRIAL CONGLOMERATES—1.6%
1,494,500	CK Hutchison Holdings Ltd. (Hong Kong)	7,258
264,391	DCC PLC (United Kingdom)	18,055
192,800	Hitachi Ltd. (Japan)	17,788
169,000	Jardine Matheson Holdings Ltd. (Hong Kong)	6,468
783,400	Nisshinbo Holdings, Inc. (Japan)	5,939
		55,508
INSURANCE—5.8%
268,846	Admiral Group PLC (United Kingdom)	9,151
4,495,200	AIA Group Ltd. (Hong Kong)	32,924
523,300	Dai-ichi Life Holdings, Inc. (Japan)	12,120
177,800	Great Eastern Holdings Ltd. (Singapore)	2,376
86,613	Hannover Rueck SE (Germany)	21,484
1,149,302	Hiscox Ltd. (United Kingdom)	17,626
1,398,400	Japan Post Holdings Co. Ltd. (Japan)	13,429
49,300	Prudential PLC (Hong Kong)	435
1,981,243	Prudential PLC (United Kingdom)	17,232
1,351,786	QBE Insurance Group Ltd. (Australia)	15,463
555,719	Sampo OYJ Class A (Finland)	22,553
1,057,500	Tokio Marine Holdings, Inc. (Japan)	33,424
		198,217
INTERACTIVE MEDIA & SERVICES—0.9%
1,519,765	Auto Trader Group PLC (United Kingdom)[2]	13,176
30,068	Baidu, Inc. ADR (China)*,1	3,109

COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—Continued
2,343,178	Rightmove PLC (United Kingdom)	$15,010
		31,295
IT SERVICES—1.6%
54,418	Alten SA (France)	6,395
77,371	Infosys Ltd. ADR (India)[1]	1,293
235,900	NEC Corp. (Japan)	17,080
458,500	NET One Systems Co. Ltd. (Japan)	7,672
174,800	NS Solutions Corp. (Japan)	5,693
483,000	SCSK Corp. (Japan)	8,781
136,064	Tata Consultancy Services Ltd. (India)	6,215
		53,129
LEISURE PRODUCTS—0.2%
588,300	Sega Sammy Holdings, Inc. (Japan)	7,700
LIFE SCIENCES TOOLS & SERVICES—0.9%
265,537	Eurofins Scientific SE (France)	16,275
118,760	Gerresheimer AG (Germany)	12,790
		29,065
MACHINERY—5.8%
199,029	Alfa Laval AB (Sweden)	8,474
235,673	ANDRITZ AG (Austria)	12,864
2,274,385	CNH Industrial NV (United States)*	25,928
278,500	Daifuku Co. Ltd. (Japan)	5,705
859,697	Fluidra SA (Spain)	18,198
291,653	GEA Group AG (Germany)*	11,771
510,900	Kubota Corp. (Japan)	8,195
3,331,400	Mitsubishi Heavy Industries Ltd. (Japan)	29,786
225,500	Miura Co. Ltd. (Japan)	3,548
446,000	NSK Ltd. (Japan)	2,453
2,519,088	Rotork PLC (United Kingdom)	10,126
712,566	Sandvik AB (Sweden)	14,204
1,602,700	Sany Heavy Industry Co. Ltd. Class A (China)	3,601
110,931	Stabilus SE (Germany)	6,883
813,000	Techtronic Industries Co. Ltd. (Hong Kong)	11,235
160,800	Toyota Industries Corp. (Japan)	15,280
617,270	Wartsila OYJ Abp (Finland)	11,387
		199,638
MARINE TRANSPORTATION—0.2%
1,003,744	Irish Continental Group PLC (Ireland)	5,364
MEDIA—1.5%
857,800	Fuji Media Holdings, Inc. (Japan)	10,195
555,005	Future PLC (United Kingdom)	4,582
617,200	Hakuhodo DY Holdings, Inc. (Japan)	5,741
7,975,375	ITV PLC (United Kingdom)	6,997
642,800	Nippon Television Holdings, Inc. (Japan)	9,383
326,500	TBS Holdings, Inc. (Japan)	8,509
694,737	WPP PLC (United Kingdom)	6,964
		52,371
METALS & MINING—4.5%
341,972	Acerinox SA (Spain)	3,684
254,868	African Rainbow Minerals Ltd. (South Africa)	2,633
843,327	ArcelorMittal SA (France)	21,069
1,289,022	BHP Group Ltd. (Australia)	35,353
152,552	BlueScope Steel Ltd. (Australia)	2,227
148,200	Dowa Holdings Co. Ltd. (Japan)	5,550
1,895,501	Evolution Mining Ltd. (Australia)	4,888
142,859	First Quantum Minerals Ltd. (Canada)	1,814
7,513,623	Glencore PLC (United Kingdom)	43,718
139,080	Newmont Corp. CDI (Australia)[1]	5,631
2,069,711	Pilbara Minerals Ltd. (Australia)	5,269
217,215	Severstal PAO GDR (Russia)*,1	— [x]

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
METALS & MINING—Continued
58,949	Southern Copper Corp. (Peru)	$6,878
497,000	Sumitomo Metal Mining Co. Ltd. (Japan)	16,604
		155,318
OIL, GAS & CONSUMABLE FUELS—3.5%
10,853,063	BP PLC (United Kingdom)	69,955
600,891	Equinor ASA (Norway)	15,989
374,800	Idemitsu Kosan Co. Ltd. (Japan)	2,539
1,060,200	Inpex Corp. (Japan)	15,882
288,021	PRIO SA (Brazil)	2,662
2,764,405	Santos Ltd. (Australia)	13,566
		120,593
PAPER & FOREST PRODUCTS—0.1%
835,500	Oji Holdings Corp. (Japan)	3,273
PASSENGER AIRLINES—0.9%
41,567	Copa Holdings SA Class A (Panama)	3,970
2,345,581	easyJet PLC (United Kingdom)	15,711
2,756,780	Qantas Airways Ltd. (Australia)*	10,401
		30,082
PERSONAL CARE PRODUCTS—0.1%
850,250	L’Occitane International SA (Hong Kong)	3,504
PHARMACEUTICALS—4.2%
1,057,230	Novo Nordisk AS Class B (Denmark)	135,581
346,600	Tsumura & Co. (Japan)	8,352
		143,933
PROFESSIONAL SERVICES—4.0%
542,629	ALS Ltd. (Australia)	4,537
7,706,659	Capita PLC (United Kingdom)*	1,290
342,137	Experian PLC (United Kingdom)	13,800
455,360	Intertek Group PLC (United Kingdom)	28,026
374,195	IPH Ltd. (Australia)	1,506
3,127,262	Pagegroup PLC (United Kingdom)	17,378
2,565,000	Persol Holdings Co. Ltd. (Japan)	3,548
259,374	Randstad NV (Netherlands)	13,008
245,900	Recruit Holdings Co. Ltd. (Japan)	10,590
1,086,586	RELX PLC (United Kingdom)	44,645
		138,328
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
754,600	Daiwa House Industry Co. Ltd. (Japan)	21,233
784,500	Swire Pacific Ltd. Class A (Hong Kong)	6,644
		27,877
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.7%
71,835	ASML Holding NV (Netherlands)	62,569
210,700	ASMPT Ltd. (Hong Kong)	2,618
96,000	MediaTek, Inc. (Taiwan)	2,894
742,100	Renesas Electronics Corp. (Japan)	12,049
542,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	12,978
		93,108

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—0.2%
101,100	Oracle Corp. (Japan)	$7,587
SPECIALTY RETAIL—1.6%
465,400	ABC-Mart, Inc. (Japan)	9,270
39,300	Nitori Holdings Co. Ltd. (Japan)	5,260
2,547,847	Pets at Home Group PLC (United Kingdom)	9,301
734,600	USS Co. Ltd. (Japan)	5,612
464,368	WH Smith PLC (United Kingdom)	6,352
1,314,500	Zhongsheng Group Holdings Ltd. (China)	2,397
798,600	ZOZO, Inc. (Japan)	17,200
		55,392
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.4%
447,557	Advantech Co. Ltd. (Taiwan)	5,205
143,735	Samsung Electronics Co. Ltd. (South Korea)	7,990
		13,195
TEXTILES, APPAREL & LUXURY GOODS—2.4%
110,726	adidas AG (Germany)	26,683
12,502	Cie Financiere Richemont SA Class A (South Africa)	1,750
279,537	Cie Financiere Richemont SA Class A (Switzerland)	38,640
689,500	Li Ning Co. Ltd. (China)	1,805
2,129,400	Samsonite International SA (Hong Kong)*,2	7,486
368,418	Shenzhou International Group Holdings Ltd. (China)	3,621
890,021	Stella International Holdings Ltd. (Hong Kong)	1,623
		81,608
TRADING COMPANIES & DISTRIBUTORS—2.5%
331,500	BOC Aviation Ltd. (China)[2]	2,637
354,894	Brenntag SE (Germany)	28,322
811,337	Bunzl PLC (United Kingdom)	31,113
66,100	ITOCHU Corp. (Japan)	2,982
573,300	Mitsubishi Corp. (Japan)	13,111
344,619	Rexel SA (France)	8,932
		87,097
TRANSPORTATION INFRASTRUCTURE—0.2%
226,100	Mitsubishi Logistics Corp. (Japan)	7,501
TOTAL COMMON STOCKS (Cost $2,632,050)		3,364,766

PREFERRED STOCKS—0.1%

(Cost $2,524)
BEVERAGES—0.1%
981,299	Embotelladora Andina SA Class B (Chile)	2,775
TOTAL INVESTMENTS—98.3% (Cost $2,634,574)		3,367,541
CASH AND OTHER ASSETS, LESS LIABILITIES—1.7%		59,526
TOTAL NET ASSETS—100%		$3,427,067

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2024 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$17,157	$—	$17,157
Europe	—	2,093,229	—	2,093,229
Latin America	35,508	—	—	35,508
Middle East/Central Asia	3,476	32,926	—	36,402
North America	39,414	—	—	39,414
Pacific Basin	6,691	1,136,365	—	1,143,056
Preferred Stocks
Latin America	2,775	—	—	2,775
Total Investments in Securities	$87,864	$3,279,677	$—	$3,367,541
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the period ended April 30, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 04/30/2024 (000s)	Unrealized Gain/(Loss) as of 04/30/2024 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(7,678)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 04/30/24 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Severstal PAO GDR (Russia)*	$—	Market Approach	Estimated Recovery Value	$ 0.00
X5 Retail Group NV GDR (Russia)*	—	Market Approach	Estimated Recovery Value	$ 0.00
$—

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2024, the aggregate value of these securities was $44,449 or 1% of net assets.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Compounders Fund
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

Subadvisor: C WorldWide Asset Management
REGION BREAKDOWN (% of investments)

The Fund’s Portfolio of Investments include investments denominated in foreign currencies. As of April 30, 2024, 28.12% of the Fund’s investments were denominated in Euros. No other foreign currency denomination comprised more than 25% of the Fund’s net assets.
PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—95.7%
Shares		Value
BANKS—7.8%
138,400	Bank Central Asia Tbk. PT (Indonesia)	$83
2,472	HDFC Bank Ltd. ADR (India)[1]	143
		226
BEVERAGES—2.6%
2,143	Diageo PLC (United Kingdom)	74
BUILDING PRODUCTS—5.2%
3,077	Assa Abloy AB Class B (Sweden)	82
500	Daikin Industries Ltd. (Japan)	68
		150
CAPITAL MARKETS—2.8%
416	Deutsche Boerse AG (Germany)	80
CHEMICALS—4.8%
316	Linde PLC (United States)	139
CONSTRUCTION & ENGINEERING—2.3%
568	Vinci SA (France)	67
ELECTRIC UTILITIES—2.5%
3,430	SSE PLC (United Kingdom)	71
ELECTRICAL EQUIPMENT—3.2%
408	Schneider Electric SE (France)	93
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.0%
200	Keyence Corp. (Japan)	88
FOOD PRODUCTS—3.3%
960	Nestle SA (United States)	96
HEALTH CARE EQUIPMENT & SUPPLIES—3.6%
900	Hoya Corp. (Japan)	104
HOUSEHOLD DURABLES—3.1%
1,100	Sony Group Corp. (Japan)	91

COMMON STOCKS—Continued
Shares		Value
INDUSTRIAL CONGLOMERATES—3.1%
486	Siemens AG (Germany)	$91
INSURANCE—2.8%
11,000	AIA Group Ltd. (Hong Kong)	81
MACHINERY—5.0%
5,160	Atlas Copco AB Class A (Sweden)	90
3,034	Epiroc AB Class A (Sweden)	56
		146
PERSONAL CARE PRODUCTS—3.5%
214	L’Oreal SA (France)	100
PHARMACEUTICALS—10.5%
772	AstraZeneca PLC (United Kingdom)	117
1,451	Novo Nordisk AS Class B (Denmark)	186
		303
PROFESSIONAL SERVICES—3.2%
2,214	RELX PLC (United Kingdom)	91
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.6%
177	ASML Holding NV (Netherlands)	154
893	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	123
		277
SOFTWARE—4.3%
684	SAP SE (Germany)	124
TEXTILES, APPAREL & LUXURY GOODS—3.6%
128	LVMH Moet Hennessy Louis Vuitton SE (France)	105
TRADING COMPANIES & DISTRIBUTORS—5.9%
815	Ferguson PLC (United States)	172
TOTAL COMMON STOCKS (Cost $2,884)		2,769

⬤

Harbor International Compounders Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
PREFERRED STOCKS—2.7%
Shares		Value
(Cost $82)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.7%
1,690	Samsung Electronics Co. Ltd. (South Korea)	$79
TOTAL INVESTMENTS—98.4% (Cost $2,966)		2,848
CASH AND OTHER ASSETS, LESS LIABILITIES—1.6%		47
TOTAL NET ASSETS—100%		$2,895

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2024 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$1,581	$—	$1,581
Middle East/Central Asia	143	—	—	143
North America	139	268	—	407
Pacific Basin	123	515	—	638
Preferred Stocks
Middle East/Central Asia	—	79	—	79
Total Investments in Securities	$405	$2,443	$—	$2,848
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

Subadvisor: Acadian Asset Management LLC
REGION BREAKDOWN (% of investments)

The Fund’s Portfolio of Investments include investments denominated in foreign currencies. As of April 30, 2024, 26.43% of the Fund’s investments were denominated in Euros. No other foreign currency denomination comprised more than 25% of the Fund’s net assets.
PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—98.3%
Shares		Value
AEROSPACE & DEFENSE—2.6%
1,128	Dassault Aviation SA (France)	$241
8,168	Kongsberg Gruppen ASA (Norway)	577
135,642	Leonardo SpA (Italy)	3,117
12,645	QinetiQ Group PLC (United Kingdom)	54
181,631	Rolls-Royce Holdings PLC (United Kingdom)*	931

COMMON STOCKS—Continued
Shares		Value
AEROSPACE & DEFENSE—Continued
773	Safran SA (France)	$168
		5,088

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
AIR FREIGHT & LOGISTICS—0.2%
2,600	AIT Corp. (Japan)	$29
1,700	Konoike Transport Co. Ltd. (Japan)	25
5,800	KRS Corp. (Japan)	43
20,300	Yamato Holdings Co. Ltd. (Japan)	268
		365
AUTOMOBILE COMPONENTS—0.4%
8,700	Ichikoh Industries Ltd. (Japan)	29
28,000	Johnson Electric Holdings Ltd. (Hong Kong)	38
44,500	Koito Manufacturing Co. Ltd. (Japan)	599
6,500	Thai Stanley Electric PCL NVDR (Thailand)[1]	38
		704
AUTOMOBILES—3.1%
278,600	Nissan Motor Co. Ltd. (Japan)	1,020
168,686	Stellantis NV (United States)	3,732
59,400	Subaru Corp. (Japan)	1,326
		6,078
BANKS—10.0%
50,206	ABN AMRO Bank NV CVA (Netherlands)[2]	804
78,824	Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	240
1,291,000	Agricultural Bank of China Ltd. Class H (China)	576
2,442	Alior Bank SA (Poland)*	62
113,824	ANZ Group Holdings Ltd. (Australia)	2,054
5,700	Awa Bank Ltd. (Japan)	97
172,064	Banco Bilbao Vizcaya Argentaria SA (Spain)	1,861
741,065	Bank Danamon Indonesia Tbk. PT (Indonesia)	125
18,538	Bank Polska Kasa Opieki SA (Poland)	767
141,358	Barclays PLC ADR (United Kingdom)[1]	1,447
184,099	BPER Banca SpA (Italy)	956
611,414	CaixaBank SA (Spain)	3,224
1,484,000	China Construction Bank Corp. Class H (China)	960
32,260	Commercial Bank of Dubai PSC (United Arab Emirates)	57
22,200	Concordia Financial Group Ltd. (Japan)	120
17,990	Erste Group Bank AG (Austria)	839
53,361	Faisal Islamic Bank of Egypt (Egypt)	51
11,796	Hana Financial Group, Inc. (South Korea)	498
754	ING Bank Slaski SA (Poland)	59
5,500	Kasikornbank PCL NVDR (Thailand)[1]	19
15,640	Komercni Banka AS (Czech Republic)*	576
18,434	Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	274
14,933	Raiffeisen Bank International AG (Austria)	276
3,400	Shikoku Bank Ltd. (Japan)	24
82,086	Skandinaviska Enskilda Banken AB Class A (Sweden)	1,075
15,270	Standard Chartered PLC (United Kingdom)	131
1,633,800	TMBThanachart Bank PCL NVDR (Thailand)[1]	80
11,100	Towa Bank Ltd. (Japan)	48
60,906	UniCredit SpA (Italy)	2,236
		19,536
BEVERAGES—0.0%
14,638	Ginebra San Miguel, Inc. (Philippines)	42
BIOTECHNOLOGY—0.2%
1,266	Genmab AS (Denmark)*	352
BROADLINE RETAIL—0.5%
16,308	Max Stock Ltd. (Israel)	37
1,900	Ryohin Keikaku Co. Ltd. (Japan)	31
54,816	Vipshop Holdings Ltd. ADR (China)[1]	824
		892
BUILDING PRODUCTS—1.4%
300	BRC Asia Ltd. (Singapore)	1
31,743	Cie de Saint-Gobain SA (France)	2,510
2,700	Maezawa Kasei Industries Co. Ltd. (Japan)	29

COMMON STOCKS—Continued
Shares		Value
BUILDING PRODUCTS—Continued
4,400	Okabe Co. Ltd. (Japan)	$22
615	ROCKWOOL AS Class B (Denmark)	201
		2,763
CAPITAL MARKETS—3.7%
35,988	3i Group PLC (United Kingdom)	1,286
318	Cie Financiere Tradition SA (Switzerland)	50
143,014	Deutsche Bank AG (Germany)	2,284
2,082	Fiducian Group Ltd. (Australia)	11
6,200	iFAST Corp. Ltd. (Singapore)	33
83,841	Investec PLC (United Kingdom)	537
4,100	IwaiCosmo Holdings, Inc. (Japan)	60
41,100	Japan Exchange Group, Inc. (Japan)	963
131,408	Man Group PLC (United Kingdom)	421
49,100	Nomura Holdings, Inc. (Japan)	279
5,700	Singapore Exchange Ltd. (Singapore)	39
1,066	Titanium OYJ (Finland)	12
27,500	TMX Group Ltd. (Canada)	728
22,259	UBS Group AG (Switzerland)	585
11,793	Westaim Corp. (Canada)*	32
		7,320
CHEMICALS—0.8%
2,500	Achilles Corp. (Japan)	25
1,200	Asahi Yukizai Corp. (Japan)	38
5,600	Carlit Holdings Co. Ltd. (Japan)	41
2,900	Dai Nippon Toryo Co. Ltd. (Japan)	22
89,325	Danakali Ltd. (Australia)	— [x]
4,200	Fujimori Kogyo Co. Ltd. (Japan)	114
800	Hodogaya Chemical Co. Ltd. (Japan)	24
4,600	Koatsu Gas Kogyo Co. Ltd. (Japan)	25
5,200	Konishi Co. Ltd. (Japan)	44
492	KPX Chemical Co. Ltd. (South Korea)	16
2,800	Kyowa Leather Cloth Co. Ltd. (Japan)	14
2,000	MORESCO Corp. (Japan)	16
4,200	Nihon Parkerizing Co. Ltd. (Japan)	32
2,200	Nippon Carbide Industries Co., Inc. (Japan)	25
1,400	Okamoto Industries, Inc. (Japan)	44
1,300	Okura Industrial Co. Ltd. (Japan)	26
80,933	Orica Ltd. (Australia)	937
7,100	Riken Technos Corp. (Japan)	45
5,600	Sekisui Kasei Co. Ltd. (Japan)	18
600	Soken Chemical & Engineering Co. Ltd. (Japan)	11
		1,517
COMMERCIAL SERVICES & SUPPLIES—0.7%
4,000	Aeon Delight Co. Ltd. (Japan)	95
800	Ajis Co. Ltd. (Japan)	13
4,000	Azienda Bresciana Petroli Nocivelli SpA (Italy)	19
1,074	Cewe Stiftung & Co. KGAA (Germany)	114
13,743	Elis SA (France)	309
340	Fursys, Inc. (South Korea)	9
2,746	GL Events SACA (France)	55
17,217	Johnson Service Group PLC (United Kingdom)	28
14,200	Kokuyo Co. Ltd. (Japan)	243
1,800	Kyodo Printing Co. Ltd. (Japan)	37
8,961	Mears Group PLC (United Kingdom)	40
5,900	Prestige International, Inc. (Japan)	25
1,900	Sato Holdings Corp. (Japan)	26
9,067	SPIE SA (France)	330
1,032	Svitzer AS (Denmark)*	35
2,500	Takara & Co. Ltd. (Japan)	41
		1,419
COMMUNICATIONS EQUIPMENT—0.0%
1,712	EVS Broadcast Equipment SA (Belgium)	62

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION & ENGINEERING—0.5%
316,778	Analogue Holdings Ltd. (Hong Kong)	$44
13,188	Boustead Singapore Ltd. (Singapore)	9
305	Burkhalter Holding AG (Switzerland)	33
18,032	Costain Group PLC (United Kingdom)	19
5,000	Dai-Ichi Cutter Kogyo KK (Japan)	48
2,091	Eiffage SA (France)	223
4,546	HOCHTIEF AG (Germany)	479
905	Morgan Sindall Group PLC (United Kingdom)	26
3,722	Orascom Construction PLC (United Arab Emirates)	19
19,372	Service Stream Ltd. (Australia)	16
133,009	SRG Global Ltd. (Australia)	72
5,400	Toyo Engineering Corp. (Japan)	32
		1,020
CONSTRUCTION MATERIALS—6.6%
13,352	Breedon Group PLC (United Kingdom)	60
3,663	Buzzi SpA (Italy)	132
44,856	CRH PLC (United States)	3,473
16,825	Heidelberg Materials AG (Germany)	1,693
57,896	Holcim AG (Switzerland)	4,846
75,220	James Hardie Industries PLC CDI (United States)*,1	2,586
4,000	Shinagawa Refractories Co. Ltd. (Japan)	49
1,742	Titan Cement International SA (United States)	55
23,764	Wagners Holding Co. Ltd. (Australia)*	15
		12,909
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.3%
17,600	Axial Retailing, Inc. (Japan)	118
9,200	Beshom Holdings Bhd. (Malaysia)	2
1,676	Colruyt Group NV (Belgium)	77
40,106	Eurocash SA (Poland)	135
7,200	Medical System Network Co. Ltd. (Japan)	29
2,600	Mitsubishi Shokuhin Co. Ltd. (Japan)	92
3,600	Orsero SpA (Italy)	56
		509
CONTAINERS & PACKAGING—0.0%
6,177	Pro-Pacific Packaging Ltd. (Australia)*	1
39,400	PSC Corp. Ltd. (Singapore)	10
1,900	Richards Packaging Income Fund (Canada)	43
9,900	Thantawan Industry PCL NVDR (Thailand)[1]	8
		62
DISTRIBUTORS—0.0%
52,861	Smiths News PLC (United Kingdom)	35
DIVERSIFIED CONSUMER SERVICES—0.0%
30,798	Me Group International PLC (United Kingdom)	61
2,713	MegaStudy Co. Ltd. (South Korea)	22
		83
DIVERSIFIED TELECOMMUNICATION SERVICES—0.0%
604	Magyar Telekom Telecommunications PLC ADR (Hungary)[1]	7
3,800	Vision, Inc. (Japan)*	28
		35
ELECTRIC UTILITIES—0.1%
1,171	BKW AG (Switzerland)	174
10,660	PGE Polska Grupa Energetyczna SA (Poland)*	16
		190
ELECTRICAL EQUIPMENT—2.9%
110,327	ABB Ltd. (Switzerland)	5,361
735	Cembre SpA (Italy)	35
5,600	Chiyoda Integre Co. Ltd. (Japan)	99
2,700	Nitto Kogyo Corp. (Japan)	72
2,500	Sinfonia Technology Co. Ltd. (Japan)	53

COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—Continued
51,000	Xingye Alloy Materials Group Ltd. (China)*	$6
		5,626
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
12,192	Codan Ltd. (Australia)	86
2,300	Daitron Co. Ltd. (Japan)	49
77,905	DataTec Ltd. (South Africa)	151
3,000	Furuno Electric Co. Ltd. (Japan)	40
4,400	Horiba Ltd. (Japan)	427
1,000	Kaga Electronics Co. Ltd. (Japan)	39
10,200	Maxell Ltd. (Japan)	101
265	Nedap NV (Netherlands)	17
2,700	Nihon Denkei Co. Ltd. (Japan)	39
3,800	Osaki Electric Co. Ltd. (Japan)	16
2,700	Sigma Koki Co. Ltd. (Japan)	27
2,700	SMK Corp. (Japan)	42
2,000	Sun-Wa Technos Corp. (Japan)	29
		1,063
ENERGY EQUIPMENT & SERVICES—1.2%
55,749	CES Energy Solutions Corp. (Canada)	229
13,597	Hunting PLC (United Kingdom)	60
10,553	Pason Systems, Inc. (Canada)	120
23,013	PHX Energy Services Corp. (Canada)	150
9,418	Technip Energies NV (France)	222
58,832	Tenaris SA (United States)	977
16,480	Tenaris SA ADR (United States)[1]	544
1,781	Vallourec SACA (France)*	31
		2,333
ENTERTAINMENT—1.4%
7,900	Ateam, Inc. (Japan)	31
28,400	Capcom Co. Ltd. (Japan)	468
46,000	IGG, Inc. (Singapore)*	19
8,138	Spotify Technology SA (United States)*	2,282
		2,800
FINANCIAL SERVICES—0.8%
26,741	Banca Mediolanum SpA (Italy)	289
11,675	Eurazeo SE (France)*	1,052
5,400	Firm Capital Mortgage Investment Corp. (Canada)	42
287	HAL Trust (Netherlands)	38
95,700	Pacific Century Regional Developments Ltd. (Singapore)	23
17,031	Wise PLC Class A (United Kingdom)*	164
		1,608
FOOD PRODUCTS—0.2%
469,500	CCK Consolidated Holdings Bhd. (Malaysia)	108
1,500,000	China Starch Holdings Ltd. (China)	29
797	Industrial Milk Co. (Ukraine)*	2
58,700	Kawan Food Bhd. (Malaysia)	23
561	Maeil Holdings Co. Ltd. (South Korea)	3
900	S&B Foods, Inc. (Japan)	26
1,562	Sajodaerim Corp. (South Korea)	43
356,800	Salim Ivomas Pratama Tbk. PT (Indonesia)	8
98,600	Sarawak Plantation Bhd. (Malaysia)	46
17,200	Ta Ann Holdings Bhd. (Malaysia)	15
1,000	Warabeya Nichiyo Holdings Co. Ltd. (Japan)	15
		318
GAS UTILITIES—0.0%
4,400	Hiroshima Gas Co. Ltd. (Japan)	11
GROUND TRANSPORTATION—0.1%
1,300	Alps Logistics Co. Ltd. (Japan)	26
341,700	BTS Rail Mass Transit Growth Infrastructure Fund (Thailand)	29
16,566	Firstgroup PLC (United Kingdom)	33

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
GROUND TRANSPORTATION—Continued
220	Jungfraubahn Holding AG (Switzerland)	$49
1,000	Maruzen Showa Unyu Co. Ltd. (Japan)	30
3,400	Mullen Group Ltd. (Canada)	32
14,007	PKP Cargo SA (Poland)*	41
		240
HEALTH CARE EQUIPMENT & SUPPLIES—1.7%
11,706	Cochlear Ltd. (Australia)	2,442
15,303	Demant AS (Denmark)*	731
2,200	Fukuda Denshi Co. Ltd. (Japan)	91
		3,264
HEALTH CARE PROVIDERS & SERVICES—0.2%
6,900	Alfresa Holdings Corp. (Japan)	102
3,943	Dedicare AB Class B (Sweden)	20
19,831	Humana AB (Sweden)*	53
4,800	Japan Medical Dynamic Marketing, Inc. (Japan)	20
5,400	Koa Shoji Holdings Co. Ltd. (Japan)	29
60,000	Ladprao General Hospital PCL NVDR (Thailand)[1]	8
6,322	Oriola OYJ (Finland)	7
830	Oriola OYJ Class B (Finland)	1
4,000	Suzuken Co. Ltd. (Japan)	118
1,000	Toho Holdings Co. Ltd. (Japan)	24
9,200	Vital KSK Holdings, Inc. (Japan)	72
		454
HEALTH CARE TECHNOLOGY—0.3%
211	Ascom Holding AG (Switzerland)	2
7,502	Pro Medicus Ltd. (Australia)	536
		538
HOTELS, RESTAURANTS & LEISURE—1.8%
73,287	Aristocrat Leisure Ltd. (Australia)	1,870
4,523	Betsson AB Class B (Sweden)	50
400,400	Champ Resto Indonesia Tbk. PT (Indonesia)	27
83,100	Jaya Bersama Indo Tbk. PT (Indonesia)*	— [x]
43,700	Kimly Ltd. (Singapore)	10
32,104	La Francaise des Jeux SAEM (France)[2]	1,210
8,233	Whitbread PLC (United Kingdom)	324
2,500	Yossix Holdings Co. Ltd. (Japan)	44
61,600	Zen Corp. Group PCL NVDR (Thailand)[1]	13
		3,548
HOUSEHOLD DURABLES—0.3%
5	Dom Development SA (Poland)	—
50,000	Formosa Prosonic Industries Bhd. (Malaysia)	30
3,800	JANOME Corp. (Japan)	16
1,457	Kaufman & Broad SA (France)	47
4,700	Nihon Trim Co. Ltd. (Japan)	106
3,833	SEB SA (France)	452
10,993	Toya SA (Poland)*	21
		672
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.0%
34,000	Mega First Corp. Bhd. (Malaysia)	33
INDUSTRIAL CONGLOMERATES—0.7%
14,000	Hitachi Ltd. (Japan)	1,292
INSURANCE—3.1%
21,539	Chesnara PLC (United Kingdom)	68
10,172	Conduit Holdings Ltd. (Bermuda)	63
42,500	Dai-ichi Life Holdings, Inc. (Japan)	984
47,800	Japan Post Holdings Co. Ltd. (Japan)	459
31,800	Japan Post Insurance Co. Ltd. (Japan)	597
60,600	MS&AD Insurance Group Holdings, Inc. (Japan)	1,090
51,600	Sompo Holdings, Inc. (Japan)	1,021

COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
7,534	Talanx AG (Germany)	$567
31,400	Tokio Marine Holdings, Inc. (Japan)	992
19,341	Unipol Gruppo SpA (Italy)	173
		6,014
INTERACTIVE MEDIA & SERVICES—0.1%
2,833	JOYY, Inc. ADR (China)[1]	92
17,425	Yalla Group Ltd. ADR (United Arab Emirates)*,1	82
		174
IT SERVICES—3.4%
2,100	AGS Corp. (Japan)	15
1,100	Argo Graphics, Inc. (Japan)	28
4,958	Atea ASA (Sweden)	63
1,400	Business Brain Showa-Ota, Inc. (Japan)	18
800	CDS Co. Ltd. (Japan)	9
640	ComArch SA (Poland)	38
4,200	Core Corp. (Japan)	52
110,000	Fujitsu Ltd. (Japan)	1,699
7,700	Future Corp. (Japan)	78
1,500	GMO GlobalSign Holdings KK (Japan)	26
2,600	ID Holdings Corp. (Japan)	24
24,400	NEC Corp. (Japan)	1,767
900	Obic Co. Ltd. (Japan)	116
1,500	Oro Co. Ltd. (Japan)	25
25,200	Otsuka Corp. (Japan)	501
3,300	TechMatrix Corp. (Japan)	35
8,400	TIS, Inc. (Japan)	179
4,200	Ubicom Holdings, Inc. (Japan)	31
15,419	Wix.com Ltd. (Israel)*	1,833
700	Zuken, Inc. (Japan)	18
		6,555
LEISURE PRODUCTS—0.0%
7,500	Sankyo Co. Ltd. (Japan)	81
MACHINERY—5.6%
2,025	ANDRITZ AG (Austria)	110
85,495	Atlas Copco AB Class A (Sweden)	1,498
7,300	Daihatsu Diesel Manufacturing Co. Ltd. (Japan)	72
2,618	Daimler Truck Holding AG (Germany)	118
13,379	Deutz AG (Germany)*	77
5,396	Duerr AG (Germany)	138
54	Exail Technologies SA (France)*	1
268	Exel Industries SA Class A (France)	16
27,200	Frencken Group Ltd. (Malaysia)	29
1,691	Georg Fischer AG (Switzerland)	118
3,000	Glory Ltd. (Japan)	54
10,276	Knorr-Bremse AG (Germany)	763
3,700	Maezawa Industries, Inc. (Japan)	30
15,200	Miura Co. Ltd. (Japan)	239
3,200	Morita Holdings Corp. (Japan)	38
8,800	Nippon Thompson Co. Ltd. (Japan)	36
2,200	Nitto Kohki Co. Ltd. (Japan)	34
371	Palfinger AG (Austria)	8
247	Rational AG (Germany)	211
600	Rix Corp. (Japan)	17
9,840	Schindler Holding AG (Switzerland)	2,453
4,700	Sodick Co. Ltd. (Japan)	22
48,500	Techtronic Industries Co. Ltd. (Hong Kong)	670
126,546	Volvo AB Class B (Sweden)	3,221
55,108	Wartsila OYJ Abp (Finland)	1,017
52,300	Yangzijiang Shipbuilding Holdings Ltd. (China)	67
		11,057
MARINE TRANSPORTATION—0.8%
516	AP Moller - Maersk AS Class B (Denmark)	747

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MARINE TRANSPORTATION—Continued
40,373	Hoegh Autoliners ASA (Norway)	$424
1,228,800	Marco Polo Marine Ltd. (Singapore)	63
341,700	Samudera Shipping Line Ltd. (Singapore)	227
1,029	Stolt-Nielsen Ltd. (Norway)	44
		1,505
MEDIA—0.8%
1,200	AlphaPolis Co. Ltd. (Japan)*	15
4,842	Bloomsbury Publishing PLC (United Kingdom)	32
5,458	Criteo SA ADR (France)*,1	191
1,900	FAN Communications, Inc. (Japan)	5
588	NZME Ltd. (New Zealand)	—
158,443	Pico Far East Holdings Ltd. (Hong Kong)	33
100	Proto Corp. (Japan)	1
33,805	PRT Co. Ltd. (Australia)*	— [x]
10,257	Publicis Groupe SA (France)	1,132
16,315	SKY Network Television Ltd. (New Zealand)	28
10,900	SKY Perfect JSAT Holdings, Inc. (Japan)	64
		1,501
METALS & MINING—1.1%
233,117	Base Resources Ltd. (Australia)	38
67,085	BlueScope Steel Ltd. (Australia)	979
17,724	Boryszew SA (Poland)	27
5,500	Centerra Gold, Inc. (Canada)	34
15,426	ElvalHalcor SA (Greece)	32
21,426	Harmony Gold Mining Co. Ltd. ADR (South Africa)[1]	184
6,948	Major Drilling Group International, Inc. (Canada)*	48
48,985	Northern Star Resources Ltd. (Australia)	464
35,973	Perenti Ltd. (Australia)	22
46,683	Sierra Rutile Holdings Ltd. (Australia)*	3
39,616	thyssenkrupp AG (Germany)	199
2,200	Topy Industries Ltd. (Japan)	37
5,500	Tree Island Steel Ltd. (Canada)	13
		2,080
MULTI-UTILITIES—1.4%
1,438,687	Centrica PLC (United Kingdom)	2,297
450,200	YTL Corp. Bhd. (Malaysia)	291
246,600	YTL Power International Bhd. (Malaysia)	236
		2,824
OIL, GAS & CONSUMABLE FUELS—5.1%
42,319	Ampol Ltd. (Australia)	999
518,600	Baramulti Suksessarana Tbk. PT (Indonesia)	121
13,377	BP PLC ADR (United States)[1]	519
55,295	Channel Infrastructure NZ Ltd. (New Zealand)	50
75,100	China Aviation Oil Singapore Corp. Ltd. (Singapore)	51
149,000	China Coal Energy Co. Ltd. Class H (China)	151
62,500	ENEOS Holdings, Inc. (Japan)	289
4,380	Galp Energia SGPS SA (Portugal)	94
41,848	Hafnia Ltd. (Singapore)	316
20,796	HELLENiQ ENERGY Holdings SA (Greece)	186
507,155	Horizon Oil Ltd. (Australia)	57
124,500	Idemitsu Kosan Co. Ltd. (Japan)	844
45,000	Inpex Corp. (Japan)	674
96,000	Lanna Resources PCL NVDR (Thailand)[1]	36
3,518	Lubelski Wegiel Bogdanka SA (Poland)	25
700	Paramount Resources Ltd. Class A (Canada)	16
2,734,000	PetroChina Co. Ltd. Class H (China)	2,547
58,341	Petroleo Brasileiro SA ADR (Brazil)[1]	990
577,000	Petron Corp. (Philippines)	30
116,400	PTT Exploration & Production PCL NVDR (Thailand)[1]	487
897,694	Resource Alam Indonesia Tbk. PT (Indonesia)	23
265,100	Thai Oil PCL NVDR (Thailand)[1]	386
146,800	Ultrapar Participacoes SA (Brazil)	731
9,600	Valeura Energy, Inc. (Canada)*	40

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
83,223	Whitehaven Coal Ltd. (Australia)	$412
		10,074
PAPER & FOREST PRODUCTS—0.0%
1,311	Midway Ltd. (Australia)	1
PASSENGER AIRLINES—0.2%
212,113	International Consolidated Airlines Group SA (United Kingdom)*	462
PERSONAL CARE PRODUCTS—0.0%
1,294	Shanghai Chicmax Cosmetic Co. Ltd. (China)	8
PHARMACEUTICALS—9.2%
23,391	GSK PLC ADR (United States)[1]	969
21,427	Hikma Pharmaceuticals PLC (Jordan)	515
726	Ipsen SA (France)	88
31,700	Nippon Shinyaku Co. Ltd. (Japan)	877
2,668	Novo Nordisk AS ADR (Denmark)[1]	342
66,321	Novo Nordisk AS Class B (Denmark)	8,505
79	Orion OYJ Class A (Finland)	3
26,203	Roche Holding AG (United States)	6,279
30,600	Santen Pharmaceutical Co. Ltd. (Japan)	296
2,600	Sawai Group Holdings Co. Ltd. (Japan)	97
5,600	Seikagaku Corp. (Japan)	26
274	Vetoquinol SA (France)	28
		18,025
PROFESSIONAL SERVICES—5.1%
600	Abist Co. Ltd. (Japan)	12
4,142	Arcadis NV (Netherlands)	256
1,700	Career Design Center Co. Ltd. (Japan)	20
1,800	Creek & River Co. Ltd. (Japan)	19
5,300	en Japan, Inc. (Japan)	88
60,668	Experian PLC (United Kingdom)	2,447
4,400	JAC Recruitment Co. Ltd. (Japan)	21
2,600	Matching Service Japan Co. Ltd. (Japan)	20
2,400	MEITEC Group Holdings, Inc. (Japan)	45
989	Pagegroup PLC (United Kingdom)	6
32,700	Persol Holdings Co. Ltd. (Japan)	45
51,000	Recruit Holdings Co. Ltd. (Japan)	2,196
19,258	RELX PLC (United Kingdom)	791
5,300	SIGMAXYZ Holdings, Inc. (Japan)	53
2,400	SMS Co. Ltd. (Japan)	33
8,500	Space Co. Ltd. (Japan)	55
3,412	SThree PLC (United Kingdom)	18
25,975	Wolters Kluwer NV (Netherlands)	3,889
1,600	YAMADA Consulting Group Co. Ltd. (Japan)	19
		10,033
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
4,596,500	Agung Podomoro Land Tbk. PT (Indonesia)*	32
946	Almogim Holdings Ltd. (Israel)*	2
107,325	Emaar Properties PJSC (United Arab Emirates)*	240
116,681	Ever Reach Group Holdings Co. Ltd. (China)*	4 [x]
688,400	LBS Bina Group Bhd. (Malaysia)	99
1,077	Melcor Developments Ltd. (Canada)	9
12,963	Modern Land China Co. Ltd. (China)*	— [x]
2,400	Propnex Ltd. (Singapore)	1
		387
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.3%
163,151	ASE Technology Holding Co. Ltd. ADR (Taiwan)[1]	1,638
1,195	ASML Holding NV New York Registry Shares (Netherlands)	1,043
1,378	ChipMOS Technologies, Inc. ADR (Taiwan)[1]	38
1,600	Disco Corp. (Japan)	456
3,100	Megachips Corp. (Japan)	72
2,000	Micronics Japan Co. Ltd. (Japan)	82
4,700	Mimasu Semiconductor Industry Co. Ltd. (Japan)	108

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
8,300	Optorun Co. Ltd. (Japan)	$102
18,500	SCREEN Holdings Co. Ltd. (Japan)	1,909
18,455	Silicon Motion Technology Corp. ADR (Taiwan)[1]	1,362
7,000	Tokyo Electron Ltd. (Japan)	1,535
1,500	Tokyo Seimitsu Co. Ltd. (Japan)	98
		8,443
SOFTWARE—4.0%
11,377	Check Point Software Technologies Ltd. (Israel)*	1,700
14,600	Coveo Solutions, Inc. (Canada)*	89
1,894	CyberArk Software Ltd. (United States)*	453
1,100	Digital Arts, Inc. (Japan)	30
5,400	ISB Corp. (Japan)	44
3,789	Monday.com Ltd. (United States)*	717
2,853	Nemetschek SE (Germany)	252
3,383	Nice Ltd. ADR (Israel)*,1	756
600	NTT Data Intramart Corp. (Japan)	7
4,100	PCA Corp. (Japan)	51
123,543	Sage Group PLC (United Kingdom)	1,791
7,161	SAP SE (Germany)	1,293
1,800	Soliton Systems KK (Japan)	15
14,200	Trend Micro, Inc. (Japan)	700
1,400	WingArc1st, Inc. (Japan)	24
		7,922
SPECIALTY RETAIL—3.9%
5,000	Adastria Co. Ltd. (Japan)	109
441	Castro Model Ltd. (Israel)*	6
6,500	Fast Retailing Co. Ltd. (Japan)	1,700
4,300	Fuji Corp. (Japan)	50
104,239	Industria de Diseno Textil SA (Spain)[3]	4,746
6,986	Naturhouse Health SAU (Spain)	12
3,200	Padini Holdings Bhd. (Malaysia)	2
10,200	PAL GROUP Holdings Co. Ltd. (Japan)	122
104,000	USS Co. Ltd. (Japan)	795
		7,542
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.5%
41,600	Brother Industries Ltd. (Japan)	736
58,600	Konica Minolta, Inc. (Japan)	195
34,614	Logitech International SA (Switzerland)	2,695
107,300	Ricoh Co. Ltd. (Japan)	926
7,400	Seiko Epson Corp. (Japan)	122
5,104	Tobii Dynavox AB (Sweden)*	25
4,000	Toshiba TEC Corp. (Japan)	80
6,000	Wacom Co. Ltd. (Japan)	23
		4,802
TEXTILES, APPAREL & LUXURY GOODS—3.6%
1,381	Bijou Brigitte AG (Germany)	56
2,067	Hermes International SCA (France)	4,948

COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—Continued
12,252	Pandora AS (Denmark)	$1,865
6,900	Seiko Group Corp. (Japan)	183
		7,052
TRADING COMPANIES & DISTRIBUTORS—0.7%
60,000	APAC Resources Ltd. (Hong Kong)	9
2,900	Gecoss Corp. (Japan)	19
5,800	Hanwa Co. Ltd. (Japan)	223
2,349	Jacquet Metals SACA (France)	45
2,200	Kanaden Corp. (Japan)	21
1,600	Nanyo Corp. (Japan)	13
252,987	New Times Energy Corp. Ltd. (Hong Kong)*	3
900	Nice Corp. (Japan)	10
2,300	Parker Corp. (Japan)	14
34,095	Rexel SA (France)	884
1,700	Sugimoto & Co. Ltd. (Japan)	25
1,500	Tsubakimoto Kogyo Co. Ltd. (Japan)	21
		1,287
TRANSPORTATION INFRASTRUCTURE—0.0%
1,802	Ocean Wilsons Holdings Ltd. (Bermuda)	32
91,000	Qilu Expressway Co. Ltd. (China)	25
		57
TOTAL COMMON STOCKS (Cost $167,490)		192,667

EXCHANGE-TRADED FUNDS—0.8%

(Cost $1,602)
CAPITAL MARKETS—0.8%
20,594	iShares MSCI EAFE ETF (United States)	1,591

PREFERRED STOCKS—0.2%

CHEMICALS—0.0%
1,829	FUCHS SE (Germany)	85
MACHINERY—0.1%
173	KSB SE & Co. KGaA (Germany)	113
METALS & MINING—0.1%
77,500	Metalurgica Gerdau SA (Brazil)	158
TOTAL PREFERRED STOCKS (Cost $284)		356
TOTAL INVESTMENTS—99.3% (Cost $169,376)		194,614
CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		1,337
TOTAL NET ASSETS—100%		$195,951

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2024 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$184	$202	$—	$386
Europe	3,065	97,317	—	100,382
Latin America	1,721	—	—	1,721
Middle East/Central Asia	4,371	601	—	4,972
North America	10,582	13,724	—	24,306
Pacific Basin	4,240	56,656	4	60,900
Exchange-Traded Funds
North America	1,591	—	—	1,591
Preferred Stocks
Europe	—	198	—	198
Latin America	158	—	—	158
Total Investments in Securities	$25,912	$168,698	$4	$194,614
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the period ended April 30, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3[h] (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 04/30/2024 (000s)	Unrealized Gain/(Loss) as of 04/30/2024 (000s)
Common Stock	$33	$—	$(16)	$—	$(21)	$4	$4	$—	$4	$(23)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 04/30/24 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Danakali Ltd. (Australia)*	$—	Market Approach	Estimated Recovery Value	AUD 0.00
Ever Reach Group Holdings Co. Ltd. (China)*	4	Market Approach	Last Traded Price	HKD 0.26
Jaya Bersama Indo Tbk. PT (Indonesia)*	—	Market Approach	Estimated Recovery Value	IDR 0.00
Modern Land China Co. Ltd. (China)*	—	Market Approach	Last Traded Price	HKD 0.02
$4

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
h
Transferred into Level 3 due to the unavailability of observable market data for pricing or transferred out of Level 3 due to availability of observable market data for pricing
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2024, the aggregate value of these securities was $2,014 or 1% of net assets.
3
All or a portion of this security was out on loan as of April 30, 2024.
AUD
Australian Dollar
HKD
Hong Kong Dollar
IDR
Indonesian Rupiah
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Growth Fund
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

Subadvisor: Baillie Gifford Overseas Limited
REGION BREAKDOWN (% of investments)
(Excludes short-term investments)

The Fund’s Portfolio of Investments include investments denominated in foreign currencies. As of April 30, 2024, there was no foreign currency denomination comprised more than 25% of the Fund’s net assets.
PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—97.9%
Shares		Value
AIR FREIGHT & LOGISTICS—0.8%
10,349	DSV AS (Denmark)	$1,470
BANKS—3.3%
87,476	HDFC Bank Ltd. (India)	1,584
219,907	United Overseas Bank Ltd. (Singapore)	4,880
		6,464
BEVERAGES—5.0%
45,588	Anheuser-Busch InBev SA (Belgium)	2,725
18,033	Fomento Economico Mexicano SAB de CV ADR (Mexico)[1]	2,122
4,300	Kweichow Moutai Co. Ltd. Class A (China)	1,008
18,803	Remy Cointreau SA (France)	1,784
146,272	United Spirits Ltd. (India)	2,052
		9,691
BIOTECHNOLOGY—0.5%
85,543	BeiGene Ltd. (China)*	1,015
BROADLINE RETAIL—5.0%
242,336	Alibaba Group Holding Ltd. (China)	2,269
3,109	MercadoLibre, Inc. (Brazil)*	4,535

COMMON STOCKS—Continued
Shares		Value
BROADLINE RETAIL—Continued
91,896	Prosus NV (China)	$3,075
		9,879
BUILDING PRODUCTS—0.9%
70,188	Assa Abloy AB Class B (Sweden)[2]	1,854
CAPITAL MARKETS—2.6%
778,900	B3 SA - Brasil Bolsa Balcao (Brazil)	1,619
165,199	Hargreaves Lansdown PLC (United Kingdom)	1,669
57,000	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1,811
		5,099
CHEMICALS—2.4%
15,552	Air Liquide SA (France)	3,042
265,200	Nippon Paint Holdings Co. Ltd. (Japan)	1,697
		4,739
CONSUMER STAPLES DISTRIBUTION & RETAIL—4.5%
21,500	Cosmos Pharmaceutical Corp. (Japan)	1,978
121,874	Jeronimo Martins SGPS SA (Portugal)	2,507
521,987	Raia Drogasil SA (Brazil)	2,571

⬤

Harbor International Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
CONSUMER STAPLES DISTRIBUTION & RETAIL—Continued
456,510	Wal-Mart de Mexico SAB de CV (Mexico)	$1,702
		8,758
ELECTRICAL EQUIPMENT—0.6%
44,300	Contemporary Amperex Technology Co. Ltd. Class A (China)	1,239
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.8%
5,840	Keyence Corp. (Japan)	2,568
156,380	Murata Manufacturing Co. Ltd. (Japan)	2,858
		5,426
ENTERTAINMENT—1.4%
9,844	Spotify Technology SA (United States)*	2,761
FINANCIAL SERVICES—6.3%
1,906	Adyen NV (Netherlands)*,3	2,283
28,824	EXOR NV (Netherlands)	3,147
179,120	Investor AB Class B (Sweden)	4,387
110,427	Jio Financial Services Ltd. (India)*	496
211,161	Wise PLC Class A (United Kingdom)*	2,029
		12,342
GROUND TRANSPORTATION—1.2%
31,026	Canadian Pacific Kansas City Ltd. (Canada)	2,434
HEALTH CARE EQUIPMENT & SUPPLIES—2.5%
201,880	Olympus Corp. (Japan)	2,812
134,820	Sysmex Corp. (Japan)	2,156
		4,968
HOTELS, RESTAURANTS & LEISURE—1.9%
32,251	MakeMyTrip Ltd. (India)*	2,135
403,523	Trainline PLC (United Kingdom)*,3	1,501
		3,636
HOUSEHOLD PRODUCTS—1.0%
62,900	Unicharm Corp. (Japan)	1,869
INSURANCE—1.8%
334,160	AIA Group Ltd. (Hong Kong)	2,448
253,600	Ping An Insurance Group Co. of China Ltd. Class H (China)	1,149
		3,597
INTERACTIVE MEDIA & SERVICES—4.0%
466,625	Auto Trader Group PLC (United Kingdom)[3]	4,045
446,300	LY Corp. (Japan)	1,072
434,697	Rightmove PLC (United Kingdom)	2,785
		7,902
IT SERVICES—2.1%
57,621	Shopify, Inc. Class A (Canada)*	4,045
LEISURE PRODUCTS—2.7%
24,801	Games Workshop Group PLC (United Kingdom)	3,065
13,180	Shimano, Inc. (Japan)	2,142
		5,207
LIFE SCIENCES TOOLS & SERVICES—3.2%
6,540	Lonza Group AG (Switzerland)	3,610
2,235	Mettler-Toledo International, Inc. (United States)*	2,748
		6,358
MACHINERY—9.2%
325,603	Atlas Copco AB Class A (Sweden)	5,703
142,257	Epiroc AB Class B (Sweden)	2,358
6,780	SMC Corp. (Japan)	3,562
271,300	Techtronic Industries Co. Ltd. (Hong Kong)	3,749

COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
105,471	Weir Group PLC (United Kingdom)	$2,692
		18,064
METALS & MINING—0.8%
54,351	BHP Group Ltd. (Australia)	1,491
OIL, GAS & CONSUMABLE FUELS—1.4%
76,947	Reliance Industries Ltd. (India)	2,699
PASSENGER AIRLINES—1.0%
15,044	Ryanair Holdings PLC ADR (Italy)[1]	2,049
PERSONAL CARE PRODUCTS—2.7%
92,120	Shiseido Co. Ltd. (Japan)	2,466
52,870	Unilever PLC (United Kingdom)	2,735
		5,201
PROFESSIONAL SERVICES—4.5%
591,500	Centre Testing International Group Co. Ltd. Class A (China)	1,024
89,534	Experian PLC (United Kingdom)	3,611
30,452	Intertek Group PLC (United Kingdom)	1,874
54,500	Recruit Holdings Co. Ltd. (Japan)	2,347
		8,856
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—11.1%
7,344	ASML Holding NV (Netherlands)	6,397
99,000	Silergy Corp. (China)	1,315
6,299	SOITEC (France)*	616
66,518	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	9,136
19,000	Tokyo Electron Ltd. (Japan)	4,167
		21,631
SOFTWARE—2.3%
22,823	Nemetschek SE (Germany)	2,017
18,342	Topicus.com, Inc. (Netherlands)	1,495
12,024	Xero Ltd. (New Zealand)*	933
		4,445
TEXTILES, APPAREL & LUXURY GOODS—4.6%
71,057	Burberry Group PLC (United Kingdom)	1,017
26,184	Cie Financiere Richemont SA Class A (Switzerland)	3,619
389,400	Li Ning Co. Ltd. (China)	1,019
4,153	LVMH Moet Hennessy Louis Vuitton SE (France)	3,412
		9,067
TRADING COMPANIES & DISTRIBUTORS—3.8%
36,643	Ashtead Group PLC (United Kingdom)	2,661
54,737	Bunzl PLC (United Kingdom)	2,099
17,120	IMCD NV (Netherlands)*	2,583
		7,343
TOTAL COMMON STOCKS (Cost $140,673)		191,599

PREFERRED STOCKS—1.2%

(Cost $789)
LIFE SCIENCES TOOLS & SERVICES—1.2%
7,784	Sartorius AG (Germany)	2,327

⬤

Harbor International Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands

Short-Term Investments—1.0%
(Cost $1,981)

Shares		Value
1,980,979	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 5.340%)[4]	$1,981
TOTAL INVESTMENTS—100.1% (Cost $143,443)		195,907
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.1)%		(151)
TOTAL NET ASSETS—100%		$195,756

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2024 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$3,544	$85,295	$—	$88,839
Latin America	12,549	—	—	12,549
Middle East/Central Asia	2,135	6,832	—	8,967
North America	11,988	—	—	11,988
Pacific Basin	9,136	60,120	—	69,256
Preferred Stocks
Europe	—	2,327	—	2,327
Short-Term Investments
Investment Company-Securities Lending Investment Fund	1,981	—	—	1,981
Total Investments in Securities	$41,333	$154,574	$—	$195,907
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
All or a portion of this security was out on loan as of April 30, 2024.
3
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2024, the aggregate value of these securities was $7,829 or 4% of net assets.
4
Represents the investment of collateral received from securities lending activities
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Small Cap Fund
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

Subadvisor: Cedar Street Asset Management LLC
REGION BREAKDOWN (% of investments)
(Excludes short-term investments)

The Fund’s Portfolio of Investments include investments denominated in foreign currencies. As of April 30, 2024, 26.83% of the Fund’s investments were denominated in Euros and 25.10% were denominated in Japanese Yen. No other foreign currency denomination comprised more than 25% of the Fund’s net assets.
PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—97.0%
Shares		Value
AIR FREIGHT & LOGISTICS—3.5%
28,341	NIPPON EXPRESS HOLDINGS, Inc. (Japan)	$1,450
147,477	Sankyu, Inc. (Japan)	5,113
13,969,817	Singapore Post Ltd. (Singapore)	4,599
		11,162
AUTOMOBILE COMPONENTS—1.1%
2,560,730	Johnson Electric Holdings Ltd. (Hong Kong)	3,493
BANKS—1.1%
1,295,826	Virgin Money U.K. PLC (United Kingdom)	3,445
BEVERAGES—1.1%
1,745,278	C&C Group PLC (Ireland)	3,577
BUILDING PRODUCTS—1.7%
1,010,650	Genuit Group PLC (United Kingdom)	5,462
CAPITAL MARKETS—1.9%
2,363,696	TP ICAP Group PLC (United Kingdom)	6,119
CHEMICALS—4.1%
114,848	Solvay SA (Belgium)	3,710
310,547	Tosoh Corp. (Japan)	4,281
302,780	Victrex PLC (United Kingdom)	4,779
		12,770

COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—5.2%
301,445	ISS AS (Denmark)	$5,644
204,004	Loomis AB (Sweden)	5,214
2,446,068	Serco Group PLC (United Kingdom)	5,579
		16,437
CONSTRUCTION & ENGINEERING—1.6%
383,958	Raito Kogyo Co. Ltd. (Japan)	4,989
CONSUMER FINANCE—1.7%
68,749	Cembra Money Bank AG (Switzerland)	5,256
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.4%
390,958	Qol Holdings Co. Ltd. (Japan)	4,386
CONTAINERS & PACKAGING—5.0%
387,148	Fuji Seal International, Inc. (Japan)	4,974
142,708	Huhtamaki OYJ (Finland)	5,469
531,081	Transcontinental, Inc. Class A (Canada)	5,270
		15,713
DISTRIBUTORS—5.1%
1,183,089	Bapcor Ltd. (Australia)	4,292
654,405	Inchcape PLC (United Kingdom)	6,523

⬤

Harbor International Small Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
DISTRIBUTORS—Continued
171,348	PALTAC Corp. (Japan)	$5,186
		16,001
ELECTRICAL EQUIPMENT—1.5%
131,146	Mersen SA (France)	4,844
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—8.3%
486,699	Anritsu Corp. (Japan)	3,711
2,353,539	Dustin Group AB (Sweden)*,1	2,674
72,340	Landis & Gyr Group AG (Switzerland)	5,352
398,767	Optex Group Co. Ltd. (Japan)	4,681
370,353	Topcon Corp. (Japan)	4,350
506,690	Venture Corp. Ltd. (Singapore)	5,368
		26,136
FINANCIAL SERVICES—1.5%
855,091	Illimity Bank SpA (Italy)*	4,763
FOOD PRODUCTS—3.0%
147,215	Ariake Japan Co. Ltd. (Japan)	4,797
2,493,712	Aryzta AG (Switzerland)*	4,721
103,274	AustAsia Group Ltd. (China)*	14
		9,532
GAS UTILITIES—1.7%
151,134	Rubis SCA (France)	5,230
GROUND TRANSPORTATION—1.7%
1,115,063	Redde Northgate PLC (United Kingdom)	5,332
HEALTH CARE EQUIPMENT & SUPPLIES—6.1%
313,504	Ansell Ltd. (Australia)	5,154
1,169,827	Arjo AB Class B (Sweden)	4,910
109,720	Jeol Ltd. (Japan)	4,347
305,540	Nakanishi, Inc. (Japan)	4,694
		19,105
HEALTH CARE PROVIDERS & SERVICES—1.7%
274,255	Fagron (Belgium)	5,321
HOTELS, RESTAURANTS & LEISURE—1.5%
289,571	Resorttrust, Inc. (Japan)	4,793
HOUSEHOLD DURABLES—1.3%
318,988	Fujitsu General Ltd. (Japan)	4,115
INSURANCE—6.2%
118,421	ASR Nederland NV (Netherlands)	5,926
310,656	Coface SA (France)	4,781
1,729,501	Direct Line Insurance Group PLC (United Kingdom)	4,015
2,063,358	Mapfre SA (Spain)	4,978
		19,700
IT SERVICES—1.7%
283,802	TietoEVRY OYJ (Finland)	5,356

COMMON STOCKS—Continued
Shares		Value
LEISURE PRODUCTS—1.7%
239,689	Spin Master Corp. (Canada)[1]	$5,237
MACHINERY—9.0%
177,468	Construcciones y Auxiliar de Ferrocarriles SA (Spain)	6,075
597,241	Husqvarna AB Class B (Sweden)[2]	4,844
363,626	METAWATER Co. Ltd. (Japan)	4,524
1,009,813	Morgan Advanced Materials PLC (United Kingdom)	3,947
237,540	Nabtesco Corp. (Japan)	3,917
257,182	Norma Group SE (Germany)	5,093
		28,400
MEDIA—2.8%
126,044	Criteo SA ADR (France)*,3	4,417
139,904	RTL Group SA (Luxembourg)	4,312
		8,729
PERSONAL CARE PRODUCTS—1.9%
609,499	Ontex Group NV (Belgium)*	6,142
PROFESSIONAL SERVICES—1.6%
271,481	Tinexta SpA (Italy)	5,113
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.6%
4,549,815	ESR Group Ltd. (China)[1]	4,986
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.1%
511,701	X-FAB Silicon Foundries SE (Belgium)*,1	3,547
SOFTWARE—2.8%
422,140	Computer Engineering & Consulting Ltd. (Japan)	4,859
666,897	TomTom NV (Netherlands)*	3,975
		8,834
TEXTILES, APPAREL & LUXURY GOODS—2.0%
6,188,862	Coats Group PLC (United Kingdom)	6,266
TRADING COMPANIES & DISTRIBUTORS—1.8%
713,757	BOC Aviation Ltd. (China)[1]	5,677
TOTAL COMMON STOCKS (Cost $301,690)		305,968

Short-Term Investments—0.3%
(Cost $962)

961,870	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 5.340%)[4]	962
TOTAL INVESTMENTS—97.3% (Cost $302,652)		306,930
CASH AND OTHER ASSETS, LESS LIABILITIES—2.7%		8,528
TOTAL NET ASSETS—100%		$315,458

⬤

Harbor International Small Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2024 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$5,482	$177,229	$—	$182,711
North America	10,507	—	—	10,507
Pacific Basin	4,292	108,458	—	112,750
Short-Term Investments
Investment Company-Securities Lending Investment Fund	962	—	—	962
Total Investments in Securities	$21,243	$285,687	$—	$306,930
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2024, the aggregate value of these securities was $22,121 or 7% of net assets.
2
All or a portion of this security was out on loan as of April 30, 2024.
3
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
4
Represents the investment of collateral received from securities lending activities
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

Subadvisor: Aristotle Capital Management, LLC
SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—99.7%
Shares		Value
AEROSPACE & DEFENSE—2.2%
145,000	General Dynamics Corp.	$41,628
AUTOMOBILE COMPONENTS—2.1%
2,056,000	Cie Generale des Etablissements Michelin SCA ADR (France)[1]	39,393
BANKS—8.2%
365,100	Commerce Bancshares, Inc.	19,964
263,200	Cullen/Frost Bankers, Inc.	27,463
3,175,000	Mitsubishi UFJ Financial Group, Inc. ADR (Japan)[1]	31,591
232,600	PNC Financial Services Group, Inc.	35,648
1,044,500	U.S. Bancorp	42,438
		157,104
BEVERAGES—4.0%
680,000	Coca-Cola Co.	42,004
138,000	Constellation Brands, Inc. Class A	34,977
		76,981
BIOTECHNOLOGY—2.4%
171,000	Amgen, Inc.	46,844
CAPITAL MARKETS—5.5%
148,000	Ameriprise Financial, Inc.	60,945
373,000	Blackstone, Inc.	43,495
		104,440
CHEMICALS—7.7%
1,084,000	Corteva, Inc.	58,677
205,000	Ecolab, Inc.	46,361
388,000	RPM International, Inc.	41,481
		146,519
COMMERCIAL SERVICES & SUPPLIES—0.3%
60,000	Veralto Corp.	5,621
CONSTRUCTION MATERIALS—3.7%
120,000	Martin Marietta Materials, Inc.	70,448
CONSUMER FINANCE—2.8%
369,000	Capital One Financial Corp.	52,926
ELECTRIC UTILITIES—1.8%
626,000	Xcel Energy, Inc.	33,635

COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.8%
92,000	Teledyne Technologies, Inc. *	$35,096
GAS UTILITIES—2.4%
383,000	Atmos Energy Corp.	45,156
HEALTH CARE EQUIPMENT & SUPPLIES—3.6%
496,000	Alcon, Inc. (Switzerland)	38,480
371,000	Medtronic PLC	29,769
		68,249
HOUSEHOLD DURABLES—5.6%
427,000	Lennar Corp. Class A	64,742
7,126	Lennar Corp. Class B	1,000
494,000	Sony Group Corp. ADR (Japan)[1]	40,790
		106,532
HOUSEHOLD PRODUCTS—2.1%
247,000	Procter & Gamble Co.	40,310
INDUSTRIAL CONGLOMERATES—2.0%
203,700	Honeywell International, Inc.	39,259
LIFE SCIENCES TOOLS & SERVICES—2.4%
189,000	Danaher Corp.	46,611
MACHINERY—8.2%
259,000	Oshkosh Corp.	29,078
144,500	Parker-Hannifin Corp.	78,740
373,000	Xylem, Inc.	48,751
		156,569
OIL, GAS & CONSUMABLE FUELS—4.7%
1,544,000	Coterra Energy, Inc.	42,244
657,660	TotalEnergies SE ADR (France)[1]	47,660
		89,904
PHARMACEUTICALS—2.8%
410,000	Merck & Co., Inc.	52,980
RESIDENTIAL REITS—1.5%
480,000	Equity LifeStyle Properties, Inc.	28,939
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.6%
610,000	Microchip Technology, Inc.	56,108

⬤

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
312,000	QUALCOMM, Inc.	$51,745
		107,853
SOFTWARE—12.2%
115,000	Adobe, Inc. *	53,225
162,000	ANSYS, Inc. *	52,631
191,000	Autodesk, Inc. *	40,654
220,000	Microsoft Corp.	85,653
		232,163
SPECIALTY RETAIL—2.1%
178,736	Lowe’s Cos., Inc.	40,750

COMMON STOCKS—Continued
Shares		Value
WATER UTILITIES—2.0%
314,000	American Water Works Co., Inc.	$38,408
TOTAL COMMON STOCKS (Cost $1,185,755)		1,904,318
TOTAL INVESTMENTS—99.7% (Cost $1,185,755)		1,904,318
CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		5,524
TOTAL NET ASSETS—100%		$1,909,842

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Mid Cap Fund
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

Subadvisor: EARNEST Partners LLC
SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—96.4%
Shares		Value
AEROSPACE & DEFENSE—6.2%
9,738	General Dynamics Corp.	$2,796
32,226	Hexcel Corp.	2,069
53,843	Spirit AeroSystems Holdings, Inc. Class A*	1,723
17,502	Woodward, Inc.	2,842
		9,430
BANKS—1.4%
145,299	KeyCorp	2,105
BUILDING PRODUCTS—2.5%
54,546	Masco Corp.	3,734
CAPITAL MARKETS—8.2%
24,228	Houlihan Lokey, Inc.	3,089
24,261	Intercontinental Exchange, Inc.	3,124
26,872	Raymond James Financial, Inc.	3,278
36,342	Stifel Financial Corp.	2,905
		12,396
CHEMICALS—3.9%
11,077	Albemarle Corp.	1,333
24,161	Eastman Chemical Co.	2,282
32,895	Scotts Miracle-Gro Co.	2,254
		5,869
COMMERCIAL SERVICES & SUPPLIES—4.2%
26,671	Republic Services, Inc.	5,113
29,582	Stericycle, Inc. *	1,323
		6,436
COMMUNICATIONS EQUIPMENT—1.0%
34,501	Lumentum Holdings, Inc. *	1,510
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.4%
28,043	Sysco Corp.	2,084
CONTAINERS & PACKAGING—2.3%
11,445	Packaging Corp. of America	1,980
47,184	Sealed Air Corp.	1,485
		3,465
ELECTRICAL EQUIPMENT—1.4%
55,817	Sensata Technologies Holding PLC	2,138

COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.5%
18,104	Arrow Electronics, Inc. *	$2,311
19,978	Keysight Technologies, Inc. *	2,956
		5,267
ENERGY EQUIPMENT & SERVICES—2.2%
50,597	ChampionX Corp.	1,698
39,788	Helmerich & Payne, Inc.	1,565
		3,263
FINANCIAL SERVICES—1.5%
18,773	Global Payments, Inc.	2,305
GROUND TRANSPORTATION—1.7%
76,866	CSX Corp.	2,553
HEALTH CARE EQUIPMENT & SUPPLIES—1.0%
52,940	DENTSPLY SIRONA, Inc.	1,589
HEALTH CARE PROVIDERS & SERVICES—3.4%
12,215	Cencora, Inc.	2,920
11,043	Laboratory Corp. of America Holdings	2,224
		5,144
HOTELS, RESTAURANTS & LEISURE—2.1%
20,480	Darden Restaurants, Inc.	3,142
HOUSEHOLD DURABLES—2.2%
23,860	DR Horton, Inc.	3,400
INDUSTRIAL REITS—1.1%
77,435	Americold Realty Trust, Inc.	1,701
INSURANCE—6.5%
18,205	Progressive Corp.	3,791
18,573	Reinsurance Group of America, Inc.	3,473
12,114	RenaissanceRe Holdings Ltd. (Bermuda)	2,656
		9,920
IT SERVICES—2.0%
29,616	Akamai Technologies, Inc. *	2,989
LIFE SCIENCES TOOLS & SERVICES—4.6%
20,346	Agilent Technologies, Inc.	2,788
7,396	Bio-Rad Laboratories, Inc. Class A*	1,995

⬤

Harbor Mid Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
LIFE SCIENCES TOOLS & SERVICES—Continued
50,831	Qiagen NV *	$2,152
		6,935
MACHINERY—5.3%
8,467	Cummins, Inc.	2,392
17,000	Dover Corp.	3,048
9,638	Snap-on, Inc.	2,583
		8,023
MULTI-UTILITIES—1.6%
28,478	WEC Energy Group, Inc.	2,353
OFFICE REITS—1.4%
35,070	Boston Properties, Inc.	2,170
OIL, GAS & CONSUMABLE FUELS—2.6%
92,293	Coterra Energy, Inc.	2,525
33,096	Murphy Oil Corp.	1,478
		4,003
PROFESSIONAL SERVICES—1.6%
12,248	Broadridge Financial Solutions, Inc.	2,369
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.3%
39,855	CBRE Group, Inc. Class A*	3,463
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.4%
13,821	Applied Materials, Inc.	2,746
31,858	Entegris, Inc.	4,235

COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
25,466	Skyworks Solutions, Inc.	$2,714
		9,695
SOFTWARE—3.6%
9,370	ANSYS, Inc. *	3,044
4,652	Synopsys, Inc. *	2,468
		5,512
SPECIALIZED REITS—1.2%
9,571	SBA Communications Corp.	1,781
SPECIALTY RETAIL—2.8%
22,956	TJX Cos., Inc.	2,160
5,020	Ulta Beauty, Inc. *	2,032
		4,192
TRADING COMPANIES & DISTRIBUTORS—3.3%
60,937	Air Lease Corp.	3,062
16,264	GATX Corp.	1,990
		5,052
TOTAL COMMON STOCKS (Cost $129,387)		145,988
TOTAL INVESTMENTS—96.4% (Cost $129,387)		145,988
CASH AND OTHER ASSETS, LESS LIABILITIES—3.6%		5,377
TOTAL NET ASSETS—100%		$151,365

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

Subadvisor: LSV Asset Management
SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—99.0%
Shares		Value
AEROSPACE & DEFENSE—1.6%
3,700	Huntington Ingalls Industries, Inc.	$1,024
3,885	Moog, Inc. Class A	618
34,600	Textron, Inc.	2,927
		4,569
AUTOMOBILE COMPONENTS—0.8%
36,000	BorgWarner, Inc.	1,180
68,900	Goodyear Tire & Rubber Co. *	824
7,200	Phinia, Inc.	281
		2,285
AUTOMOBILES—1.1%
62,200	Harley-Davidson, Inc.	2,139
9,800	Thor Industries, Inc.	974
		3,113
BANKS—4.6%
83,200	Citizens Financial Group, Inc.	2,838
71,500	Fifth Third Bancorp	2,607
58,400	First Horizon Corp.	871
114,600	KeyCorp	1,661
147,700	Regions Financial Corp.	2,846
45,500	Zions Bancorp NA	1,855
		12,678
BEVERAGES—1.3%
63,900	Molson Coors Beverage Co. Class B	3,659
BIOTECHNOLOGY—1.6%
31,300	Exelixis, Inc. *	734
24,900	Incyte Corp. *	1,296
64,900	Ironwood Pharmaceuticals, Inc. *	503
8,800	United Therapeutics Corp. *	2,062
		4,595
BROADLINE RETAIL—1.7%
55,100	eBay, Inc.	2,840
20,400	Kohl’s Corp.	488
82,300	Macy’s, Inc.	1,517
		4,845
BUILDING PRODUCTS—1.7%
9,500	Builders FirstSource, Inc. *	1,737

COMMON STOCKS—Continued
Shares		Value
BUILDING PRODUCTS—Continued
17,100	Owens Corning	$2,876
		4,613
CAPITAL MARKETS—4.3%
8,700	Ameriprise Financial, Inc.	3,582
60,800	Bank of New York Mellon Corp.	3,435
50,900	State Street Corp.	3,690
14,500	Stifel Financial Corp.	1,159
		11,866
CHEMICALS—2.0%
36,300	Chemours Co.	971
14,300	Eastman Chemical Co.	1,350
43,600	Koppers Holdings, Inc.	2,236
8,800	LyondellBasell Industries NV Class A	880
		5,437
CONSUMER FINANCE—3.1%
88,200	Ally Financial, Inc.	3,382
9,600	Discover Financial Services	1,216
133,400	Navient Corp.	2,004
46,400	Synchrony Financial	2,041
		8,643
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.8%
7,699	Ingles Markets, Inc. Class A	552
87,900	Kroger Co.	4,868
25,700	Sprouts Farmers Market, Inc. *	1,697
31,500	Walgreens Boots Alliance, Inc.	559
		7,676
CONTAINERS & PACKAGING—1.9%
33,400	Berry Global Group, Inc.	1,892
21,200	Greif, Inc. Class A	1,299
78,400	O-I Glass, Inc. *	1,173
18,500	Silgan Holdings, Inc.	863
		5,227
DIVERSIFIED CONSUMER SERVICES—0.6%
36,800	H&R Block, Inc.	1,738
DIVERSIFIED REITS—0.4%
46,900	American Assets Trust, Inc.	1,001

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ELECTRIC UTILITIES—1.4%
53,800	NRG Energy, Inc.	$3,910
ELECTRICAL EQUIPMENT—1.8%
20,200	Atkore, Inc.	3,541
5,563	Encore Wire Corp.	1,554
		5,095
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.0%
23,300	Arrow Electronics, Inc. *	2,975
24,200	Avnet, Inc.	1,182
24,100	Jabil, Inc.	2,828
31,200	Sanmina Corp. *	1,893
10,300	TD SYNNEX Corp.	1,214
43,000	Vishay Intertechnology, Inc.	995
		11,087
FINANCIAL SERVICES—3.3%
79,987	Banco Latinoamericano de Comercio Exterior SA (Panama)	2,272
105,300	MGIC Investment Corp.	2,135
11,800	PennyMac Financial Services, Inc.	1,011
77,000	Radian Group, Inc.	2,300
117,600	Western Union Co.	1,581
		9,299
FOOD PRODUCTS—3.8%
24,900	Archer-Daniels-Midland Co.	1,461
16,000	Bunge Global SA	1,628
47,700	Conagra Brands, Inc.	1,468
25,600	General Mills, Inc.	1,804
23,800	Ingredion, Inc.	2,727
37,400	Kraft Heinz Co.	1,444
		10,532
GAS UTILITIES—1.2%
37,500	National Fuel Gas Co.	1,991
47,700	UGI Corp.	1,219
		3,210
GROUND TRANSPORTATION—1.1%
26,268	Ryder System, Inc.	3,201
HEALTH CARE PROVIDERS & SERVICES—4.4%
39,500	Cardinal Health, Inc.	4,070
33,800	Centene Corp. *	2,469
10,500	DaVita, Inc. *	1,460
3,000	McKesson Corp.	1,612
52,600	Patterson Cos., Inc.	1,340
8,200	Universal Health Services, Inc. Class B	1,397
		12,348
HEALTH CARE REITS—0.9%
45,700	Omega Healthcare Investors, Inc.	1,390
80,100	Sabra Health Care REIT, Inc.	1,115
		2,505
HOTEL & RESORT REITS—0.9%
97,900	Host Hotels & Resorts, Inc.	1,847
102,411	Service Properties Trust	628
		2,475
HOTELS, RESTAURANTS & LEISURE—0.5%
56,500	Bloomin' Brands, Inc.	1,457
HOUSEHOLD DURABLES—4.6%
35,000	Ethan Allen Interiors, Inc.	988
11,400	Meritage Homes Corp.	1,890
41,100	PulteGroup, Inc.	4,579

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
34,500	Toll Brothers, Inc.	$4,109
13,300	Whirlpool Corp.	1,262
		12,828
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.1%
42,000	Vistra Corp.	3,185
INDUSTRIAL REITS—0.3%
7,300	Innovative Industrial Properties, Inc.	755
INSURANCE—7.0%
37,800	Aflac, Inc.	3,162
9,200	American Financial Group, Inc.	1,175
45,280	American International Group, Inc.	3,410
49,400	Hartford Financial Services Group, Inc.	4,786
25,800	Lincoln National Corp.	704
129,100	Old Republic International Corp.	3,855
20,900	Universal Insurance Holdings, Inc.	408
37,000	Unum Group	1,876
		19,376
IT SERVICES—0.5%
73,300	DXC Technology Co. *	1,429
LEISURE PRODUCTS—0.6%
19,500	Brunswick Corp.	1,573
MACHINERY—8.9%
32,700	AGCO Corp.	3,734
41,900	Allison Transmission Holdings, Inc.	3,082
317,300	CNH Industrial NV *	3,617
13,500	Cummins, Inc.	3,814
66,900	Gates Industrial Corp. PLC *	1,179
36,600	Mueller Industries, Inc.	2,043
22,600	PACCAR, Inc.	2,398
15,100	Snap-on, Inc.	4,046
70,400	Titan International, Inc. *	776
		24,689
MEDIA—1.9%
64,500	Fox Corp. Class A	2,000
13,100	Nexstar Media Group, Inc.	2,097
78,300	TEGNA, Inc.	1,068
		5,165
METALS & MINING—0.5%
5,200	Reliance, Inc.	1,481
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.3%
41,650	Annaly Capital Management, Inc.	781
OFFICE REITS—0.8%
99,400	Brandywine Realty Trust	451
240,078	Franklin Street Properties Corp.	447
13,800	Highwoods Properties, Inc.	362
52,750	Office Properties Income Trust	107
138,248	Piedmont Office Realty Trust, Inc. Class A	952
		2,319
OIL, GAS & CONSUMABLE FUELS—5.2%
36,800	APA Corp.	1,157
5,700	Chord Energy Corp.	1,009
33,200	Devon Energy Corp.	1,699
34,700	HF Sinclair Corp.	1,882
14,100	Marathon Petroleum Corp.	2,562
19,500	Phillips 66	2,793
22,100	Scorpio Tankers, Inc. (Monaco)	1,555
10,700	Valero Energy Corp.	1,711

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
3,636	Vitesse Energy, Inc.	$81
		14,449
PAPER & FOREST PRODUCTS—0.5%
20,900	Sylvamo Corp.	1,306
PASSENGER AIRLINES—1.7%
23,300	Alaska Air Group, Inc. *	1,002
43,300	Delta Air Lines, Inc.	2,168
31,500	United Airlines Holdings, Inc. *	1,621
		4,791
PHARMACEUTICALS—1.7%
26,800	Jazz Pharmaceuticals PLC *	2,968
142,800	Viatris, Inc.	1,652
		4,620
PROFESSIONAL SERVICES—1.2%
27,500	ManpowerGroup, Inc.	2,075
19,800	SS&C Technologies Holdings, Inc.	1,225
		3,300
RETAIL REITS—1.4%
121,600	Brixmor Property Group, Inc.	2,687
34,276	SITE Centers Corp.	463
23,800	Tanger, Inc.	675
		3,825
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.4%
78,700	Amkor Technology, Inc.	2,546
45,900	Photronics, Inc. *	1,258
		3,804

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—0.9%
55,300	Dropbox, Inc. Class A*	$1,281
38,000	Gen Digital, Inc.	765
41,400	Mitek Systems, Inc. *	523
		2,569
SPECIALTY RETAIL—3.3%
16,400	Best Buy Co., Inc.	1,208
9,500	Dick’s Sporting Goods, Inc.	1,909
27,500	Foot Locker, Inc.	573
6,800	Group 1 Automotive, Inc.	1,999
36,200	ODP Corp. *	1,843
11,200	Penske Automotive Group, Inc.	1,713
		9,245
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.9%
147,900	HP, Inc.	4,154
93,900	Xerox Holdings Corp.	1,248
		5,402
TEXTILES, APPAREL & LUXURY GOODS—0.5%
16,000	Capri Holdings Ltd. *	568
28,100	G-III Apparel Group Ltd. *	791
		1,359
TOTAL COMMON STOCKS (Cost $223,815)		275,315
TOTAL INVESTMENTS—99.0% (Cost $223,815)		275,315
CASH AND OTHER ASSETS, LESS LIABILITIES—1.0%		2,836
TOTAL NET ASSETS—100%		$278,151

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

Subadvisor: Westfield Capital Management Company, L.P.
SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—95.3%
Shares		Value
BANKS—0.8%
114,640	Wintrust Financial Corp.	$11,079
BIOTECHNOLOGY—13.3%
1,023,880	89bio, Inc. *	8,713
582,427	Alkermes PLC *	14,293
460,270	Ascendis Pharma AS ADR (Denmark)*,1	63,720
575,150	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	13,487
179,590	Cytokinetics, Inc. *	11,012
409,599	MoonLake Immunotherapeutics *	16,757
585,852	Mural Oncology PLC *	2,168
875,145	Rocket Pharmaceuticals, Inc. *	18,833
421,141	Vaxcyte, Inc. *	25,500
164,540	Viking Therapeutics, Inc. *	13,094
239,219	Xenon Pharmaceuticals, Inc. (Canada)*	9,724
		197,301
BUILDING PRODUCTS—2.1%
677,740	AZEK Co., Inc. *	30,932
CHEMICALS—3.5%
618,040	Avient Corp.	26,217
820,710	Axalta Coating Systems Ltd. *	25,803
		52,020
COMMERCIAL SERVICES & SUPPLIES—2.4%
386,530	Casella Waste Systems, Inc. Class A*	34,942
COMMUNICATIONS EQUIPMENT—1.1%
98,323	F5, Inc. *	16,254
CONSTRUCTION & ENGINEERING—4.6%
149,240	Comfort Systems USA, Inc.	46,176
596,539	WillScot Mobile Mini Holdings Corp. *	22,048
		68,224
ELECTRICAL EQUIPMENT—3.2%
433,030	NEXTracker, Inc. Class A*	18,529
755,090	Sensata Technologies Holding PLC	28,928
		47,457

COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.2%
252,840	Coherent Corp. *	$13,813
85,610	Fabrinet (Thailand)*	14,817
183,860	Insight Enterprises, Inc. *	33,567
		62,197
ENERGY EQUIPMENT & SERVICES—2.3%
460,770	ChampionX Corp.	15,468
1,773,056	Patterson-UTI Energy, Inc.	19,185
		34,653
FINANCIAL SERVICES—4.9%
993,538	Flywire Corp. *	20,368
1,481,396	Marqeta, Inc. Class A*	8,222
380,010	Shift4 Payments, Inc. Class A*	21,987
106,676	WEX, Inc. *	22,536
		73,113
GROUND TRANSPORTATION—1.2%
45,678	Saia, Inc. *	18,126
HEALTH CARE EQUIPMENT & SUPPLIES—6.8%
317,930	Haemonetics Corp. *	29,234
77,291	Inspire Medical Systems, Inc. *	18,678
228,503	iRhythm Technologies, Inc. *	25,039
404,842	Lantheus Holdings, Inc. *	26,938
		99,889
HEALTH CARE PROVIDERS & SERVICES—2.4%
1,167,857	Option Care Health, Inc. *	34,907
HOTELS, RESTAURANTS & LEISURE—5.7%
194,392	Churchill Downs, Inc.	25,077
142,970	Texas Roadhouse, Inc.	22,987
94,310	Wingstop, Inc.	36,289
		84,353
HOUSEHOLD DURABLES—4.5%
79,010	Installed Building Products, Inc.	18,625
178,959	M/I Homes, Inc. *	20,798

⬤

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
160,527	Meritage Homes Corp.	$26,606
		66,029
INDUSTRIAL REITS—1.0%
412,360	STAG Industrial, Inc.	14,181
INSURANCE—4.1%
38,234	Kinsale Capital Group, Inc.	13,888
193,016	Palomar Holdings, Inc. *	15,185
97,062	Primerica, Inc.	20,564
112,621	Selective Insurance Group, Inc.	11,448
		61,085
LIFE SCIENCES TOOLS & SERVICES—0.8%
44,249	Bio-Rad Laboratories, Inc. Class A*	11,936
MACHINERY—3.7%
272,154	ITT, Inc.	35,200
86,060	Lincoln Electric Holdings, Inc.	18,893
		54,093
OIL, GAS & CONSUMABLE FUELS—2.2%
798,640	Northern Oil & Gas, Inc.	32,577
PERSONAL CARE PRODUCTS—0.2%
85,120	Oddity Tech Ltd. Class A (Israel)*	2,770
PHARMACEUTICALS—1.1%
1,120,982	Innoviva, Inc. *	16,938
PROFESSIONAL SERVICES—1.0%
360,948	WNS Holdings Ltd. (India)*	15,127
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.4%
383,263	Credo Technology Group Holding Ltd. *	6,849
152,756	Ichor Holdings Ltd. *	5,924

COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
139,456	Impinj, Inc. *	$22,226
99,333	Nova Ltd. (Israel)*	16,877
149,240	Rambus, Inc. *	8,181
137,258	Semtech Corp. *	5,164
97,136	Universal Display Corp.	15,346
		80,567
SOFTWARE—10.6%
1,371,531	CCC Intelligent Solutions Holdings, Inc. *	15,389
338,870	Dynatrace, Inc. *	15,354
180,120	Envestnet, Inc. *	11,180
383,520	Gitlab, Inc. Class A*	20,123
1,123,970	Lightspeed Commerce, Inc. (Canada)*	14,701
8,401	MicroStrategy, Inc. Class A*	8,947
943,619	Samsara, Inc. Class A*	32,961
561,610	Smartsheet, Inc. Class A*	21,246
375,490	Tenable Holdings, Inc. *	16,886
		156,787
SPECIALTY RETAIL—1.2%
880,915	Revolve Group, Inc. *	17,539
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.0%
17,132	Super Micro Computer, Inc. *	14,713
TOTAL COMMON STOCKS (Cost $1,227,947)		1,409,789
TOTAL INVESTMENTS—95.3% (Cost $1,227,947)		1,409,789
CASH AND OTHER ASSETS, LESS LIABILITIES—4.7%		68,902
TOTAL NET ASSETS—100%		$1,478,691

FAIR VALUE MEASUREMENTS
All Investments as of April 30, 2024,(as disclosed in the preceding Portfolio of Investments) were classified as Level 1
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the period ended April 30, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 04/30/2024 (000s)	Unrealized Gain/(Loss) as of 04/30/2024 (000s)
Common Stock	$6,370	$203	$(11,573)	$—	$2,258	$2,742	$—	$—	$—	$—

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

Subadvisor: EARNEST Partners LLC
SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—97.3%
Shares		Value
AEROSPACE & DEFENSE—6.5%
694,968	AAR Corp. *	$48,050
808,888	Hexcel Corp.	51,939
343,477	Moog, Inc. Class A	54,637
		154,626
BANKS—11.5%
840,946	Enterprise Financial Services Corp.	31,965
1,152,938	First Merchants Corp.	38,531
830,642	Heartland Financial USA, Inc.	34,978
619,403	SouthState Corp.	46,889
1,481,531	Trustmark Corp.	43,853
1,193,583	United Bankshares, Inc.	38,744
1,574,843	United Community Banks, Inc.	39,733
		274,693
CAPITAL MARKETS—5.0%
608,527	Houlihan Lokey, Inc.	77,581
513,498	Stifel Financial Corp.	41,039
		118,620
CHEMICALS—4.5%
594,788	Cabot Corp.	54,263
758,512	Scotts Miracle-Gro Co.	51,988
		106,251
COMMERCIAL SERVICES & SUPPLIES—2.8%
728,744	Casella Waste Systems, Inc. Class A*	65,878
CONSUMER FINANCE—2.1%
437,361	FirstCash Holdings, Inc.	49,413
ELECTRICAL EQUIPMENT—1.7%
440,223	EnerSys	39,818
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—6.0%
359,506	Advanced Energy Industries, Inc.	34,455
745,918	CTS Corp.	34,126
169,448	Littelfuse, Inc.	39,081
340,042	Plexus Corp. *	34,348
		142,010
ENERGY EQUIPMENT & SERVICES—7.0%
1,533,053	Archrock, Inc.	29,419
1,282,887	Core Laboratories, Inc.	20,270

COMMON STOCKS—Continued
Shares		Value
ENERGY EQUIPMENT & SERVICES—Continued
2,047,696	Expro Group Holdings NV *	$38,415
848,388	Helmerich & Payne, Inc.	33,367
1,940,073	Oceaneering International, Inc. *	44,447
		165,918
FOOD PRODUCTS—1.7%
974,902	Darling Ingredients, Inc. *	41,307
GROUND TRANSPORTATION—1.5%
297,107	Ryder System, Inc.	36,202
HEALTH CARE EQUIPMENT & SUPPLIES—3.8%
469,418	CONMED Corp.	31,911
520,940	Integer Holdings Corp. *	58,153
		90,064
HEALTH CARE PROVIDERS & SERVICES—0.8%
2,142,153	Pediatrix Medical Group, Inc. *	19,001
HOTEL & RESORT REITS—0.7%
1,219,344	Pebblebrook Hotel Trust	17,717
HOTELS, RESTAURANTS & LEISURE—4.0%
1,210,184	Cheesecake Factory, Inc.	41,775
342,014	Cracker Barrel Old Country Store, Inc.	19,902
11,370,266	Sabre Corp. *	32,633
		94,310
HOUSEHOLD DURABLES—3.0%
291,383	Helen of Troy Ltd. *	27,014
275,354	Meritage Homes Corp.	45,637
		72,651
INDUSTRIAL REITS—1.7%
1,168,395	STAG Industrial, Inc.	40,181
INSURANCE—3.8%
539,831	Horace Mann Educators Corp.	19,898
319,433	Reinsurance Group of America, Inc.	59,731
453,962	United Fire Group, Inc.	10,028
		89,657
MACHINERY—10.3%
455,107	Albany International Corp. Class A	36,295

⬤

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
1,281,170	Flowserve Corp.	$60,420
591,353	Franklin Electric Co., Inc.	56,930
461,976	SPX Technologies, Inc. *	56,273
399,006	Timken Co.	35,599
		245,517
OFFICE REITS—0.8%
835,531	COPT Defense Properties	20,028
PROFESSIONAL SERVICES—4.1%
885,598	Parsons Corp. *	69,528
290,238	TriNet Group, Inc.	29,131
		98,659
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.2%
1,044,743	Amkor Technology, Inc.	33,797
522,657	Diodes, Inc. *	38,159
253,028	Entegris, Inc.	33,633
1,466,647	FormFactor, Inc. *	65,398
		170,987

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—3.1%
1,336,126	Box, Inc. Class A*	$34,766
645,737	Envestnet, Inc. *	40,081
		74,847
SPECIALIZED REITS—1.2%
1,245,772	Four Corners Property Trust, Inc.	29,213
TEXTILES, APPAREL & LUXURY GOODS—0.6%
1,436,879	Wolverine World Wide, Inc.	15,432
TRADING COMPANIES & DISTRIBUTORS—1.9%
371,527	GATX Corp.	45,460
TOTAL COMMON STOCKS (Cost $1,689,865)		2,318,460
TOTAL INVESTMENTS—97.3% (Cost $1,689,865)		2,318,460
CASH AND OTHER ASSETS, LESS LIABILITIES—2.7%		65,552
TOTAL NET ASSETS—100%		$2,384,012

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Funds
STATEMENTS OF ASSETS AND LIABILITIES—April 30, 2024 (Unaudited)

(All amounts in thousands, except per share amounts)

	Harbor Capital Appreciation Fund	Harbor Convertible Securities Fund	Harbor Core Bond Fund	Harbor Core Plus Fund	Harbor Disruptive Innovation Fund
Assets
Investments, at identified cost	$12,156,342	$22,786	$921,852	$1,046,497	$54,614
Investments, at value(Including securities loaned of $0, $0, $0, $0, and $0)	$27,047,923	$23,510	$894,002	$948,658	$69,391
Cash	93,296	755	27,834	20,767	1,840
Foreign currency, at value (cost: $3,611, $0, $0, $347, and $0)	3,594	—	—	337	—
Receivables for:
Investment sold	—	195	—	3,901	—
Capital shares sold	11,660	—	899	279	167
Dividends	2,885	—	—	—	4
Interest	—	83	7,172	8,114	—
Rights/Warrants, at value (cost: $0, $0, $0, $0, and $0)	—	—	—	—	—
Withholding tax	2,313	—	—	—	1
Prepaid registration fees	192	—	1	9	1
Other assets	3,433	36	141	390	71
Total Assets	27,165,296	24,579	930,049	982,455	71,475
Liabilities
Payables for:
Investments purchased	53,279	210	16,183	21,558	—
Capital shares reacquired	17,996	—	1,209	968	37
Collateral for securities loaned	—	—	—	—	—
Dividend to shareholders	—	—	353	127	—
Accrued expenses:
Management fees	12,583	10	169	199	43
12b-1 fees	249	—	—	2	4
Transfer agent fees	1,678	1	20	75	7
Trustees’ fees and expenses	4,109	28	11	471	64
Other	1,432	21	48	97	31
Total Liabilities	91,326	270	17,993	23,497	186
NET ASSETS	$27,073,970	$24,309	$912,056	$958,958	$71,289
Net Assets Consist of:
Paid-in capital	$10,683,090	$38,597	$949,963	$1,187,267	$186,407
Total distributable earnings/(loss)	16,390,880	(14,288)	(37,907)	(228,309)	(115,118)
	$27,073,970	$24,309	$912,056	$958,958	$71,289

The accompanying notes are an integral part of the Financial Statements.

⬤

	Harbor Capital Appreciation Fund	Harbor Convertible Securities Fund	Harbor Core Bond Fund	Harbor Core Plus Fund	Harbor Disruptive Innovation Fund
NET ASSET VALUE PER SHARE BY CLASS
Retirement Class
Net assets	$9,357,603	$11,264	$828,880	$32,779	$12,188
Shares of beneficial interest[1]	89,543	1,090	96,413	3,336	2,123
Net asset value per share[2]	$104.50	$10.33	$8.60	$9.83	$5.74
Institutional Class
Net assets	$16,533,591	$12,250	$83,176	$918,858	$40,764
Shares of beneficial interest[1]	158,697	1,186	9,677	93,667	7,199
Net asset value per share[2]	$104.18	$10.33	$8.60	$9.81	$5.66
Administrative Class
Net assets	$230,631	$79	N/A	$7,321	$1,924
Shares of beneficial interest[1]	2,313	8	N/A	745	403
Net asset value per share[2]	$99.72	$10.31	N/A	$9.82	$4.78
Investor Class
Net assets	$952,145	$716	N/A	N/A	$16,413
Shares of beneficial interest[1]	9,935	69	N/A	N/A	3,851
Net asset value per share[2]	$95.84	$10.29	N/A	N/A	$4.26

⬤

Harbor Funds
STATEMENTS OF ASSETS AND LIABILITIES— April 30, 2024 (Unaudited) —Continued

(All amounts in thousands, except per share amounts)

	Harbor Diversified International All Cap Fund	Harbor International Fund	Harbor International Compounders Fund	Harbor International Core Fund	Harbor International Growth Fund
Assets
Investments, at identified cost	$765,305	$2,634,574	$2,966	$169,376	$143,443
Investments, at value(Including securities loaned of $4,296, $0, $0, $4,414, and $1,886)	$928,942	$3,367,541	$2,848	$194,614	$195,907
Cash	11,203	15,403	30	360	1,683
Foreign currency, at value (cost: $1,708, $24,702, $10, $21, and $28)	1,704	24,416	10	20	28
Receivables for:
Investment sold	1,502	10,152	—	1,933	—
Capital shares sold	429	404	—	42	1
Dividends	4,189	18,428	4	1,056	475
Interest	—	—	1	—	—
Securities Lending Income	10	41	—	14	—
Rights/Warrants, at value (cost: $0, $0, $0, $0, and $0)	—	—	—	—	—
Withholding tax	907	5,058	1	461	180
Prepaid registration fees	8	28	46	1	3
Other assets	133	4,016	—	33	96
Total Assets	949,027	3,445,487	2,940	198,534	198,373
Liabilities
Payables for:
Investments purchased	2,896	8,875	—	2,013	—
Capital shares reacquired	65	1,000	—	214	63
Collateral for securities loaned	4,514	—	—	—	1,981
Accrued expenses:
Management fees	587	2,130	1	123	123
12b-1 fees	5	55	—	2	1
Transfer agent fees	34	264	—	16	14
Trustees’ fees and expenses	75	3,786	—	6	80
Other	686	2,310	44	209	355
Total Liabilities	8,862	18,420	45	2,583	2,617
NET ASSETS	$940,165	$3,427,067	$2,895	$195,951	$195,756
Net Assets Consist of:
Paid-in capital	$845,362	$3,243,874	$3,003	$172,395	$127,389
Total distributable earnings/(loss)	94,803	183,193	(108)	23,556	68,367
	$940,165	$3,427,067	$2,895	$195,951	$195,756

The accompanying notes are an integral part of the Financial Statements.

⬤

	Harbor Diversified International All Cap Fund	Harbor International Fund	Harbor International Compounders Fund	Harbor International Core Fund	Harbor International Growth Fund
NET ASSET VALUE PER SHARE BY CLASS
Retirement Class
Net assets	$642,841	$552,547	$866	$8,653	$41,635
Shares of beneficial interest[1]	52,249	12,172	90	705	2,675
Net asset value per share[2]	$12.30	$45.40	$9.63	$12.28	$15.56
Institutional Class
Net assets	$274,629	$2,609,446	$2,029	$178,264	$147,151
Shares of beneficial interest[1]	22,313	57,240	211	14,539	9,468
Net asset value per share[2]	$12.31	$45.59	$9.62	$12.26	$15.54
Administrative Class
Net assets	$11,507	$9,587	N/A	N/A	$92
Shares of beneficial interest[1]	938	208	N/A	N/A	6
Net asset value per share[2]	$12.27	$46.04	N/A	N/A	$15.50
Investor Class
Net assets	$11,188	$255,487	N/A	$9,034	$6,878
Shares of beneficial interest[1]	916	5,659	N/A	741	447
Net asset value per share[2]	$12.21	$45.15	N/A	$12.18	$15.39

⬤

Harbor Funds
STATEMENTS OF ASSETS AND LIABILITIES— April 30, 2024 (Unaudited) —Continued

(All amounts in thousands, except per share amounts)

	Harbor International Small Cap Fund	Harbor Large Cap Value Fund	Harbor Mid Cap Fund	Harbor Mid Cap Value Fund	Harbor Small Cap Growth Fund	Harbor Small Cap Value Fund
Assets
Investments, at identified cost	$302,652	$1,185,755	$129,387	$223,815	$1,227,947	$1,689,865
Investments, at value(Including securities loaned of $911, $0, $0, $0, $0, and $0)	$306,930	$1,904,318	$145,988	$275,315	$1,409,789	$2,318,460
Cash	7,567	7,383	5,299	5,095	73,147	68,033
Foreign currency, at value (cost: $822, $0, $0, $0, $0, and $0)	816	—	—	—	—	—
Receivables for:
Investment sold	996	—	—	139	5,430	—
Capital shares sold	626	673	167	100	3,880	1,365
Dividends	1,525	1,538	45	260	51	742
Securities Lending Income	2	—	—	—	—	—
Rights/Warrants, at value (cost: $0, $0, $0, $0, $0, and $0)	—	—	—	—	—	—
Withholding tax	158	527	—	—	—	—
Prepaid registration fees	3	15	1	2	9	17
Other assets	40	152	8	88	114	164
Total Assets	318,663	1,914,606	151,508	280,999	1,492,420	2,388,781
Liabilities
Payables for:
Investments purchased	1,643	—	—	2,378	11,799	1,097
Capital shares reacquired	139	3,444	16	144	694	1,696
Collateral for securities loaned	962	—	—	—	—	—
Accrued expenses:
Management fees	225	956	95	175	921	1,435
12b-1 fees	1	6	—	6	3	8
Transfer agent fees	18	78	7	24	87	148
Trustees’ fees and expenses	15	153	6	83	145	222
Other	202	127	19	38	80	163
Total Liabilities	3,205	4,764	143	2,848	13,729	4,769
NET ASSETS	$315,458	$1,909,842	$151,365	$278,151	$1,478,691	$2,384,012
Net Assets Consist of:
Paid-in capital	$304,759	$1,163,304	$138,019	$213,093	$1,364,846	$1,746,479
Total distributable earnings/(loss)	10,699	746,538	13,346	65,058	113,845	637,533
	$315,458	$1,909,842	$151,365	$278,151	$1,478,691	$2,384,012

The accompanying notes are an integral part of the Financial Statements.

⬤

	Harbor International Small Cap Fund	Harbor Large Cap Value Fund	Harbor Mid Cap Fund	Harbor Mid Cap Value Fund	Harbor Small Cap Growth Fund	Harbor Small Cap Value Fund
NET ASSET VALUE PER SHARE BY CLASS
Retirement Class
Net assets	$121,914	$1,197,637	$79,307	$14,655	$506,226	$609,577
Shares of beneficial interest[1]	8,426	54,414	5,701	577	37,873	15,820
Net asset value per share[2]	$14.47	$22.01	$13.91	$25.38	$13.37	$38.53
Institutional Class
Net assets	$190,595	$684,290	$71,374	$233,800	$960,492	$1,734,907
Shares of beneficial interest[1]	13,170	31,081	5,135	9,207	72,511	45,037
Net asset value per share[2]	$14.47	$22.02	$13.90	$25.39	$13.25	$38.52
Administrative Class
Net assets	$49	$1,735	N/A	$3,685	$421	$3,353
Shares of beneficial interest[1]	3	79	N/A	143	37	88
Net asset value per share[2]	$14.69	$22.04	N/A	$25.78	$11.33	$38.26
Investor Class
Net assets	$2,900	$26,180	$684	$26,011	$11,552	$36,175
Shares of beneficial interest[1]	201	1,174	49	1,023	1,131	976
Net asset value per share[2]	$14.42	$22.30	$13.86	$25.42	$10.22	$37.07

1	Par value $0.01 (unlimited authorizations)
2	Per share amounts can be recalculated to the amounts disclosed herein when total net assets and shares of beneficial interest are not rounded to thousands.

⬤

Harbor Funds
STATEMENTS OF OPERATIONS—Period Ended April 30, 2024 (Unaudited)

(All amounts in thousands)

	Harbor Capital Appreciation Fund	Harbor Convertible Securities Fund	Harbor Core Bond Fund	Harbor Core Plus Fund
Investment Income
Dividends	$86,284	$66	$—	$—
Interest	1,458	511	10,265	22,611
Net securities lending income	—	—	—	—
Foreign taxes withheld	(989)	—	—	—
Total Investment Income	86,753	577	10,265	22,611
Operating Expenses
Management fees	80,567	64	503	1,211
12b-1 fees:
Administrative Class	292	—	N/A	10
Investor Class	1,209	1	N/A	N/A
Shareholder communications	393	12	11	32
Custodian fees	355	8	17	47
Transfer agent fees:
Retirement Class	917	1	36	2
Institutional Class	8,241	7	40	468
Administrative Class	117	—	N/A	4
Investor Class	1,015	1	N/A	N/A
Professional fees	639	12	16	34
Trustees’ fees and expenses	612	1	6	23
Registration fees	105	27	20	26
Miscellaneous	240	2	5	13
Total Operating Expenses	94,702	136	654	1,870
Waiver of investment advisory fees	(6,416)	—	—	—
Transfer agent fees waived	(57)	—	(2)	(2)
Other expenses reimbursed	—	(48)	(50)	(28)
Custodian fees reduction	(7)	(— )	(1)	(— )
Net expenses	88,222	88	601	1,840
Net Investment Income/(Loss)	(1,469)	489	9,664	20,771
Net Realized and Change in Net Unrealized Gain/(Loss) on Investment Transactions
Net realized gain/(loss) on:
Investments (net of foreign capital gains tax: $0, $0, $0, $0, $0, $0, $0, $0, $0, $200, $0, $0, $0, $0, $0 and $0)	2,047,983	(72)	(3,158)	(25,253)
Foreign currency transactions	(153)	—	—	(13)
Change in net unrealized appreciation/(depreciation) on:
Investments (net of foreign capital gains tax accrual: $0, $0, $0, $0, $0, $(100), $0, $0, $0, $(229), $0, $0, $0, $0, $0 and $0)	4,029,232	2,529	(16,925)	59,853
Translations of assets and liabilities in foreign currencies	15	—	—	15
Rights/Warrants	—	—	—	—
Net gain/(loss) on investment transactions	6,077,077	2,457	(20,083)	34,602
Net Increase/(Decrease) in Net Assets Resulting from Operations	$6,075,608	$2,946	$(10,419)	$55,373
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Disruptive Innovation Fund	Harbor Diversified International All Cap Fund	Harbor International Fund	Harbor International Compounders Fund[1]	Harbor International Core Fund	Harbor International Growth Fund	Harbor International Small Cap Fund	Harbor Large Cap Value Fund	Harbor Mid Cap Fund	Harbor Mid Cap Value Fund	Harbor Small Cap Growth Fund	Harbor Small Cap Value Fund

$101	$12,210	$47,975	$13	$3,644	$1,470	$4,076	$17,262	$965	$3,502	$3,261	$16,400
37	247	640	1	32	32	153	781	87	53	1,140	1,301
—	32	48	—	23	—	2	—	—	—	—	—
(2)	(1,301)	(4,954)	(2)	(434)	(121)	(372)	(137)	—	—	(28)	—
136	11,188	43,709	12	3,265	1,381	3,859	17,906	1,052	3,555	4,373	17,701

256	3,577	12,629	2	733	970	1,411	5,697	488	1,037	4,921	8,003

2	13	12	N/A	N/A	—	—	4	N/A	4	1	5
21	14	325	N/A	13	9	5	34	1	33	14	45
13	20	104	4	13	14	20	36	12	20	24	75
13	120	228	3	82	56	53	25	7	9	23	31

1	65	54	—	1	7	13	119	8	1	48	61
21	143	1,280	—	88	92	99	342	25	116	411	743
1	5	5	N/A	N/A	—	—	1	N/A	2	—	2
18	11	273	N/A	11	7	4	28	1	27	12	38
14	69	121	17	42	33	34	57	14	17	40	62
2	23	80	—	4	7	8	45	3	6	29	50
26	29	62	14	28	27	47	41	24	28	45	53
3	13	37	1	5	8	10	19	2	7	13	25
391	4,102	15,210	41	1,020	1,230	1,704	6,448	585	1,307	5,581	9,193
—	—	—	—	—	—	—	—	—	—	—	—
—	(2)	(7)	—	—	—	(1)	(4)	—	(1)	(3)	(5)
(60)	(511)	(1,970)	(40)	(175)	(145)	(219)	(315)	(43)	(86)	—	—
(— )	(— )	(1)	—	(— )	(— )	(— )	(— )	(— )	(— )	(1)	(1)
331	3,589	13,232	1	845	1,085	1,484	6,129	542	1,220	5,577	9,187
(195)	7,599	30,477	11	2,420	296	2,375	11,777	510	2,335	(1,204)	8,514

1,097	(3,592)	19,368	—	4,018	23,431	4,514	26,228	(255)	10,124	30,066	20,955
—	(12)	(752)	(1)	33	(1)	(73)	—	—	—	—	—

16,584	145,090	487,998	(118)	25,849	22,985	43,945	292,103	18,418	41,646	196,693	296,384
—	(33)	(387)	—	(16)	(3)	(31)	—	—	—	—	—
—	(6)	(53)	—	—	—	—	—	—	—	—	—
17,681	141,447	506,174	(119)	29,884	46,412	48,355	318,331	18,163	51,770	226,759	317,339
$17,486	$149,046	$536,651	$(108)	$32,304	$46,708	$50,730	$330,108	$18,673	$54,105	$225,555	$325,853

1	For the period March 1, 2024 (commencement of operations) through April 30, 2024

⬤

Harbor Funds
STATEMENTS OF CHANGES IN NET ASSETS

(All amounts in thousands)

	Harbor Capital Appreciation Fund		Harbor Convertible Securities Fund		Harbor Core Bond Fund
	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022
	through	through	through	through	through	through
	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023
INCREASE/(DECREASE) IN NET ASSETS	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income/(loss)	$(1,469)	$(7,278)	$489	$1,335	$9,664	$3,686
Net realized gain/(loss) on investments	2,047,830	769,037	(72)	(10,216)	(3,158)	(1,633)
Change in net unrealized appreciation/(depreciation) of investments	4,029,247	3,883,069	2,529	12,555	(16,925)	(2,594)
Net increase/(decrease) in assets resulting from operations	6,075,608	4,644,828	2,946	3,674	(10,419)	(541)
Distributions to Shareholders
Retirement Class	—	—	(175)	(508)*	(7,926)	(2,566)
Institutional Class	—	—	(215)	(1,002)*	(1,569)	(1,364)
Administrative Class	—	—	(1)	(2)*	N/A	N/A
Investor Class	—	—	(10)	(27)*	N/A	N/A
Total distributions to shareholders	—	—	(401)	(1,539)	(9,495)	(3,930)
Net Increase/(Decrease) Derived from Capital Share Transactions	(1,578,467)	(3,752,107)	(4,186)	(138,907)	825,203	41,861
Net increase/(decrease) in net assets	4,497,141	892,721	(1,641)	(136,772)	805,289	37,390
Net Assets
Beginning of period	22,576,829	21,684,108	25,950	162,722	106,767	69,377
End of period	$27,073,970	$22,576,829	$24,309	$25,950	$912,056	$106,767
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Core Plus Fund		Harbor Disruptive Innovation Fund		Harbor Diversified International All Cap Fund		Harbor International Fund		Harbor International Compounders Fund
November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	March 1, 2024[1]
through	through	through	through	through	through	through	through	through
April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$20,771	$38,054	$(195)	$(427)	$7,599	$20,395	$30,477	$79,324	$11
(25,266)	(30,189)	1,097	(39,208)	(3,604)	(19,502)	18,616	(61,011)	(1)
59,868	4,992	16,584	43,100	145,051	98,609	487,558	443,971	(118)
55,373	12,857	17,486	3,465	149,046	99,502	536,651	462,284	(108)

(623)	(555)	—	—	(16,277)	(9,126)	(19,146)	(17,968)	—
(23,604)	(40,890)	—	—	(7,359)	(3,990)	(89,546)	(81,213)	—
(187)	(402)	—	—	(230)	(102)	(318)	(332)	N/A
N/A	N/A	—	—	(240)	(93)	(8,372)	(7,757)	N/A
(24,414)	(41,847)	—	—	(24,106)	(13,311)	(117,382)	(107,270)	—
994	7,966	(7,483)	(50,399)	(83,827)	5,125	(135,410)	(228,641)	3,003
31,953	(21,024)	10,003	(46,934)	41,113	91,316	283,859	126,373	2,895

927,005	948,029	61,286	108,220	899,052	807,736	3,143,208	3,016,835	—
$958,958	$927,005	$71,289	$61,286	$940,165	$899,052	$3,427,067	$3,143,208	$2,895

⬤

Harbor Funds
STATEMENTS OF CHANGES IN NET ASSETS  —Continued

(All amounts in thousands)

	Harbor International Core Fund		Harbor International Growth Fund		Harbor International Small Cap Fund
	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022
	through	through	through	through	through	through
	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023
INCREASE/(DECREASE) IN NET ASSETS	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income/(loss)	$2,420	$3,912	$296	$1,513	$2,375	$6,887
Net realized gain/(loss) on investments	4,051	(1,363)	23,430	3,841	4,441	1,840
Change in net unrealized appreciation/(depreciation) of investments	25,833	4,021	22,982	20,097	43,914	(29,553)
Net increase/(decrease) in assets resulting from operations	32,304	6,570	46,708	25,451	50,730	(20,826)
Distributions to Shareholders
Retirement Class	(185)	(556)	(277)	—	(3,104)	(1,029)
Institutional Class	(3,611)	(2,010)	(517)	—	(4,341)	(2,528)
Administrative Class	N/A	N/A	—	—	—	(11)
Investor Class	(176)	(62)	—	—	(82)	(29)
Total distributions to shareholders	(3,972)	(2,628)	(794)	—	(7,527)	(3,597)
Net Increase/(Decrease) Derived from Capital Share Transactions	33,452	39,765	(139,623)	(82,177)	(57,423)	228,498
Net increase/(decrease) in net assets	61,784	43,707	(93,709)	(56,726)	(14,220)	204,075
Net Assets
Beginning of period	134,167	90,460	289,465	346,191	329,678	125,603
End of period	$195,951	$134,167	$195,756	$289,465	$315,458	$329,678
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Large Cap Value Fund		Harbor Mid Cap Fund		Harbor Mid Cap Value Fund		Harbor Small Cap Growth Fund		Harbor Small Cap Value Fund
November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022
through	through	through	through	through	through	through	through	through	through
April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$11,777	$29,094	$510	$816	$2,335	$5,705	$(1,204)	$(254)	$8,514	$15,521
26,228	61,367	(255)	1,960	10,124	17,452	30,066	(49,138)	20,955	162,096
292,103	(20,439)	18,418	(3,850)	41,646	(18,488)	196,693	5,961	296,384	(267,514)
330,108	70,022	18,673	(1,074)	54,105	4,669	225,555	(43,431)	325,853	(89,897)

(40,290)	(69,791)	(1,936)	(2,210)	(1,060)	(2,850)	(489)	(14,253)	(41,830)	(39,751)
(22,910)	(37,634)	(945)	(657)	(16,351)	(18,642)	(258)	(26,126)	(100,625)	(97,525)
(106)	(163)	N/A	N/A	(228)	(232)	—	(33)	(249)	(577)
(857)	(1,276)	(12)	(25)	(1,731)	(2,052)	—	(406)	(2,453)	(2,454)
(64,163)	(108,864)	(2,893)	(2,892)	(19,370)	(23,776)	(747)	(40,818)	(145,157)	(140,307)
(39,175)	(385,812)	36,565	13,968	(2,383)	(52,335)	266,844	156,624	231,397	60,619
226,770	(424,654)	52,345	10,002	32,352	(71,442)	491,652	72,375	412,093	(169,585)

1,683,072	2,107,726	99,020	89,018	245,799	317,241	987,039	914,664	1,971,919	2,141,504
$1,909,842	$1,683,072	$151,365	$99,020	$278,151	$245,799	$1,478,691	$987,039	$2,384,012	$1,971,919

*	Includes return of capital of $36 for Retirement Class, $79 for Institutional Class, $1 for Administrative Class and $3 for Investor Class, determined in accordance with federal income tax regulations
1	For the period March 1, 2024 (commencement of operations) through April 30, 2024

⬤

Harbor Funds
STATEMENTS OF CHANGES IN NET ASSETS—CAPITAL STOCK ACTIVITY

(All amounts in thousands)

	Harbor Capital Appreciation Fund		Harbor Convertible Securities Fund		Harbor Core Bond Fund
	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022
	through	through	through	through	through	through
	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
AMOUNT ($)
Retirement Class
Net proceeds from sale of shares	$941,582	$1,316,173	$55	$10,283	$791,352	$34,739
Reinvested distributions	—	—	175	508	6,934	2,504
Cost of shares reacquired	(1,191,772)	(2,356,701)	(124)	(34,815)	(16,089)	(10,931)
Cost of shares reacquired through in-kind redemptions	—	(39,540)	—	—	—	—
Net increase/(decrease) in net assets	$(250,190)	$(1,080,068)	$106	$(24,024)	$782,197	$26,312
Institutional Class
Net proceeds from sale of shares	$1,025,752	$1,724,855	$714	$4,967	$142,905	$19,992
Reinvested distributions	—	—	209	974	1,536	1,343
Cost of shares reacquired	(2,250,139)	(4,036,989)	(5,218)	(119,422)	(101,435)	(5,786)
Cost of shares reacquired through in-kind redemptions	—	(186,116)	—	—	—	—
Net increase/(decrease) in net assets	$(1,224,387)	$(2,498,250)	$(4,295)	$(113,481)	$43,006	$15,549
Administrative Class
Net proceeds from sale of shares	$22,537	$30,898	$—	$7,134	N/A	N/A
Reinvested distributions	—	—	1	2	N/A	N/A
Cost of shares reacquired	(44,448)	(59,393)	—	(7,154)	N/A	N/A
Net increase/(decrease) in net assets	$(21,911)	$(28,495)	$1	$(18)	N/A	N/A
Investor Class
Net proceeds from sale of shares	$68,991	$97,140	$121	$1,373	N/A	N/A
Reinvested distributions	—	—	10	27	N/A	N/A
Cost of shares reacquired	(150,970)	(242,434)	(129)	(2,784)	N/A	N/A
Net increase/(decrease) in net assets	$(81,979)	$(145,294)	$2	$(1,384)	N/A	N/A
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Core Plus Fund		Harbor Disruptive Innovation Fund		Harbor Diversified International All Cap Fund		Harbor International Fund		Harbor International Compounders Fund
November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	March 1, 2024[1]
through	through	through	through	through	through	through	through	through
April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$23,261	$5,497	$778	$3,543	$33,387	$93,594	$37,798	$123,435	$900
609	551	—	—	16,078	9,017	15,376	16,714	N/A
(4,860)	(4,268)	(1,131)	(10,773)	(102,016)	(92,617)	(102,510)	(117,165)	N/A
—	—	—	—	—	—	—	—	—
$19,010	$1,780	$(353)	$(7,230)	$(52,551)	$9,994	$(49,336)	$22,984	$900

$88,676	$167,639	$1,313	$4,883	$6,221	$27,173	$75,952	$247,937	$2,106
22,770	39,380	—	—	6,215	3,287	84,914	76,238	N/A
(128,846)	(197,418)	(7,023)	(44,085)	(45,553)	(36,145)	(224,927)	(540,215)	(3)
—	—	—	—	—	—	—	—	—
$(17,400)	$9,601	$(5,710)	$(39,202)	$(33,117)	$(5,685)	$(64,061)	$(216,040)	$2,103

$98	$469	$44	$109	$3,021	$1,379	$454	$1,176	N/A
187	402	—	—	230	102	311	326	N/A
(901)	(4,286)	(77)	(1,128)	(1,501)	(1,222)	(3,132)	(2,466)	N/A
$(616)	$(3,415)	$(33)	$(1,019)	$1,750	$259	$(2,367)	$(964)	N/A

N/A	N/A	$1,581	$1,756	$368	$1,555	$3,452	$15,783	N/A
N/A	N/A	—	—	240	93	8,273	7,669	N/A
N/A	N/A	(2,968)	(4,704)	(517)	(1,091)	(31,371)	(58,073)	N/A
N/A	N/A	$(1,387)	$(2,948)	$91	$557	$(19,646)	$(34,621)	N/A

⬤

Harbor Funds
STATEMENTS OF CHANGES IN NET ASSETS—CAPITAL STOCK ACTIVITY  —Continued

(All amounts in thousands)

	Harbor International Core Fund		Harbor International Growth Fund		Harbor International Small Cap Fund
	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022
	through	through	through	through	through	through
	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
AMOUNT ($)
Retirement Class
Net proceeds from sale of shares	$556	$1,109	$675	$2,937	$2,775	$124,572
Reinvested distributions	185	556	248	—	3,103	1,029
Cost of shares reacquired	(14,919)	(3,047)	(39,055)	(12,216)	(31,578)	(13,960)
Cost of shares reacquired through in-kind redemptions	—	—	—	—	—	—
Net increase/(decrease) in net assets	$(14,178)	$(1,382)	$(38,132)	$(9,279)	$(25,700)	$111,641
Institutional Class
Net proceeds from sale of shares	$77,406	$65,081	$4,226	$24,268	$41,222	$174,075
Reinvested distributions	3,316	1,714	464	—	4,101	2,447
Cost of shares reacquired	(30,696)	(33,464)	(105,855)	(96,060)	(74,560)	(63,303)
Cost of shares reacquired through in-kind redemptions	—	—	—	—	—	—
Net increase/(decrease) in net assets	$50,026	$33,331	$(101,165)	$(71,792)	$(29,237)	$113,219
Administrative Class
Net proceeds from sale of shares	N/A	N/A	$4	$18	$—	$—
Reinvested distributions	N/A	N/A	—	—	—	11
Cost of shares reacquired	N/A	N/A	(23)	(88)	(425)	(33)
Net increase/(decrease) in net assets	N/A	N/A	$(19)	$(70)	$(425)	$(22)
Investor Class
Net proceeds from sale of shares	$424	$10,701	$111	$533	$305	$5,099
Reinvested distributions	176	62	—	—	82	29
Cost of shares reacquired	(2,996)	(2,947)	(418)	(1,569)	(2,448)	(1,468)
Net increase/(decrease) in net assets	$(2,396)	$7,816	$(307)	$(1,036)	$(2,061)	$3,660
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Large Cap Value Fund		Harbor Mid Cap Fund		Harbor Mid Cap Value Fund		Harbor Small Cap Growth Fund		Harbor Small Cap Value Fund
November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022
through	through	through	through	through	through	through	through	through	through
April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$70,240	$146,234	$7,966	$10,788	$2,360	$2,980	$98,559	$131,318	$55,663	$141,561
32,414	50,642	1,936	2,210	1,027	2,844	482	13,969	27,996	25,422
(108,435)	(457,930)	(9,122)	(10,101)	(3,628)	(35,194)	(49,037)	(54,015)	(102,031)	(128,371)
—	—	—	—	—	—	—	—	—	—
$(5,781)	$(261,054)	$780	$2,897	$(241)	$(29,370)	$50,004	$91,272	$(18,372)	$38,612

$31,572	$71,710	$44,835	$13,414	$20,202	$36,672	$278,741	$166,648	$421,065	$291,121
20,710	33,259	839	657	15,227	17,471	243	24,279	92,112	88,682
(82,059)	(227,334)	(9,922)	(2,745)	(35,686)	(75,154)	(64,233)	(126,598)	(263,020)	(350,991)
—	—	—	—	—	—	—	—	—	—
$(29,777)	$(122,365)	$35,752	$11,326	$(257)	$(21,011)	$214,751	$64,329	$250,157	$28,812

$16	$66	N/A	N/A	$372	$697	$21	$26	$363	$627
106	162	N/A	N/A	137	142	—	33	183	511
(1,887)	(414)	N/A	N/A	(593)	(613)	(120)	(256)	(968)	(6,102)
$(1,765)	$(186)	N/A	N/A	$(84)	$226	$(99)	$(197)	$(422)	$(4,964)

$852	$2,598	$186	$79	$959	$2,397	$3,575	$2,116	$1,675	$4,905
807	1,207	12	25	1,649	1,961	—	396	2,310	2,316
(3,511)	(6,012)	(165)	(359)	(4,409)	(6,538)	(1,387)	(1,292)	(3,951)	(9,062)
$(1,852)	$(2,207)	$33	$(255)	$(1,801)	$(2,180)	$2,188	$1,220	$34	$(1,841)

1	For the period March 1, 2024 (commencement of operations) through April 30, 2024

⬤

Harbor Funds
STATEMENTS OF CHANGES IN NET ASSETS—CAPITAL STOCK ACTIVITY  —Continued

(All amounts in thousands)

	Harbor Capital Appreciation Fund		Harbor Convertible Securities Fund		Harbor Core Bond Fund
	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022
	through	through	through	through	through	through
	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
SHARES
Retirement Class
Shares sold	9,218	17,515	5	1,015	89,702	3,916
Shares issued due to reinvestment of distributions	—	—	17	51	793	283
Shares reacquired	(11,738)	(31,369)	(12)	(3,418)	(1,831)	(1,232)
Shares reacquired through in-kind redemptions	—	(474)	—	—	—	—
Net increase/(decrease) in shares outstanding	(2,520)	(14,328)	10	(2,352)	88,664	2,967
Institutional Class
Shares sold	10,080	23,132	70	494	16,159	2,308
Shares issued due to reinvestment of distributions	—	—	20	98	175	152
Shares reacquired	(22,313)	(53,439)	(502)	(11,915)	(11,705)	(660)
Shares reacquired through in-kind redemptions	—	(2,541)	—	—	—	—
Net increase/(decrease) in shares outstanding	(12,233)	(32,848)	(412)	(11,323)	4,629	1,800
Administrative Class
Shares sold	234	427	—	738	N/A	N/A
Shares issued due to reinvestment of distributions	—	—	—	—	N/A	N/A
Shares reacquired	(456)	(817)	—	(737)	N/A	N/A
Net increase/(decrease) in shares outstanding	(222)	(390)	—	1	N/A	N/A
Investor Class
Shares sold	762	1,378	11	134	N/A	N/A
Shares issued due to reinvestment of distributions	—	—	1	3	N/A	N/A
Shares reacquired	(1,597)	(3,533)	(13)	(280)	N/A	N/A
Net increase/(decrease) in shares outstanding	(835)	(2,155)	(1)	(143)	N/A	N/A
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Core Plus Fund		Harbor Disruptive Innovation Fund		Harbor Diversified International All Cap Fund		Harbor International Fund		Harbor International Compounders Fund
November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	March 1, 2024[1]
through	through	through	through	through	through	through	through	through
April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

2,321	550	142	754	2,766	8,139	844	2,969	90
61	55	—	—	1,363	849	357	434	N/A
(490)	(427)	(210)	(2,305)	(8,483)	(8,163)	(2,430)	(2,844)	N/A
—	—	—	—	—	—	—	—	—
1,892	178	(68)	(1,551)	(4,354)	825	(1,229)	559	90

8,878	16,607	237	1,056	526	2,443	1,726	5,951	211
2,270	3,923	—	—	526	309	1,962	1,971	N/A
(12,893)	(19,729)	(1,257)	(9,741)	(3,765)	(3,176)	(5,116)	(13,037)	N/A
—	—	—	—	—	—	—	—	—
(1,745)	801	(1,020)	(8,685)	(2,713)	(424)	(1,428)	(5,115)	211

8	47	9	28	249	124	10	28	N/A
19	40	—	—	20	10	7	8	N/A
(89)	(427)	(16)	(300)	(122)	(107)	(72)	(59)	N/A
(62)	(340)	(7)	(272)	147	27	(55)	(23)	N/A

N/A	N/A	373	494	31	137	79	376	N/A
N/A	N/A	—	—	20	9	193	200	N/A
N/A	N/A	(706)	(1,325)	(43)	(100)	(711)	(1,403)	N/A
N/A	N/A	(333)	(831)	8	46	(439)	(827)	N/A

⬤

Harbor Funds
STATEMENTS OF CHANGES IN NET ASSETS—CAPITAL STOCK ACTIVITY  —Continued

(All amounts in thousands)

	Harbor International Core Fund		Harbor International Growth Fund		Harbor International Small Cap Fund
	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022
	through	through	through	through	through	through
	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
SHARES
Retirement Class
Shares sold	49	102	43	192	193	8,789
Shares issued due to reinvestment of distributions	16	53	16	—	218	77
Shares reacquired	(1,364)	(277)	(2,410)	(815)	(2,242)	(1,012)
Shares reacquired through in-kind redemptions	—	—	—	—	—	—
Net increase/(decrease) in shares outstanding	(1,299)	(122)	(2,351)	(623)	(1,831)	7,854
Institutional Class
Shares sold	7,055	5,966	269	1,621	2,905	12,277
Shares issued due to reinvestment of distributions	285	164	30	—	288	183
Shares reacquired	(2,606)	(3,035)	(6,894)	(6,517)	(5,256)	(4,632)
Shares reacquired through in-kind redemptions	—	—	—	—	—	—
Net increase/(decrease) in shares outstanding	4,734	3,095	(6,595)	(4,896)	(2,063)	7,828
Administrative Class
Shares sold	N/A	N/A	—	1	—	—
Shares issued due to reinvestment of distributions	N/A	N/A	—	—	—	1
Shares reacquired	N/A	N/A	(1)	(6)	(30)	(3)
Net increase/(decrease) in shares outstanding	N/A	N/A	(1)	(5)	(30)	(2)
Investor Class
Shares sold	35	972	7	35	21	360
Shares issued due to reinvestment of distributions	15	6	—	—	6	2
Shares reacquired	(251)	(271)	(27)	(104)	(172)	(106)
Net increase/(decrease) in shares outstanding	(201)	707	(20)	(69)	(145)	256
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Large Cap Value Fund		Harbor Mid Cap Fund		Harbor Mid Cap Value Fund		Harbor Small Cap Growth Fund		Harbor Small Cap Value Fund
November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022
through	through	through	through	through	through	through	through	through	through
April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

3,244	7,483	578	866	93	126	7,416	10,867	1,460	3,745
1,515	2,711	142	186	42	129	36	1,297	722	724
(4,976)	(23,556)	(658)	(802)	(143)	(1,492)	(3,674)	(4,521)	(2,657)	(3,379)
—	—	—	—	—	—	—	—	—	—
(217)	(13,362)	62	250	(8)	(1,237)	3,778	7,643	(475)	1,090

1,457	3,675	3,207	1,043	811	1,561	20,505	14,335	10,706	7,664
966	1,778	62	55	625	792	18	2,273	2,377	2,524
(3,805)	(11,519)	(715)	(214)	(1,447)	(3,250)	(4,818)	(10,783)	(6,858)	(9,242)
—	—	—	—	—	—	—	—	—	—
(1,382)	(6,066)	2,554	884	(11)	(897)	15,705	5,825	6,225	946

1	3	N/A	N/A	14	30	1	3	9	17
5	9	N/A	N/A	6	7	—	4	5	15
(84)	(21)	N/A	N/A	(24)	(26)	(10)	(25)	(25)	(168)
(78)	(9)	N/A	N/A	(4)	11	(9)	(18)	(11)	(136)

39	132	13	7	39	103	361	236	45	137
37	64	1	2	68	89	—	48	62	68
(159)	(302)	(12)	(29)	(180)	(282)	(135)	(145)	(107)	(246)
(83)	(106)	2	(20)	(73)	(90)	226	139	—	(41)

1	For the period March 1, 2024 (commencement of operations) through April 30, 2024

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CAPITAL APPRECIATION FUND

	Retirement Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$82.14	$66.82	$124.89	$99.19	$75.79	$73.98
Income from Investment Operations
Net investment income/(loss)[a,b]	0.03	0.03	(0.06)	(0.27)	(0.08)	0.13
Net realized and unrealized gain/(loss) on investments	22.33	15.29	(39.22)	38.73	30.27	8.54
Total from investment operations	22.36	15.32	(39.28)	38.46	30.19	8.67
Less Distributions
Dividends from net investment income	—	—	—	—	(0.12)	(0.21)
Distributions from net realized capital gains	—	—	(18.79)	(12.76)	(6.67)	(6.65)
Total distributions	—	—	(18.79)	(12.76)	(6.79)	(6.86)
Net asset value end of period	$104.50	$82.14	$66.82	$124.89	$99.19	$75.79
Net assets end of period (000s)	$9,357,603	$7,562,038	$7,108,919	$11,385,191	$9,549,061	$6,970,617
Ratios and Supplemental Data (%)
Total return[c]	27.22%[d]	22.93%	(36.03)%	41.33%	42.79%	13.73%
Ratio of total expenses to average net assets^	0.64[e]	0.64	0.64	0.63	0.64	0.63
Ratio of net expenses to average net assets[a]	0.59[e]	0.59	0.58	0.57	0.58	0.58
Ratio of net investment income/(loss) to average net assets[a]	0.06[e]	0.04	(0.07)	(0.25)	(0.09)	0.18
Portfolio turnover	14[d]	27	34	48	51	40

	Administrative Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$78.51	$64.08	$120.94	$96.68	$74.15	$72.54
Income from Investment Operations
Net investment income/(loss)[a,b]	(0.13)	(0.21)	(0.33)	(0.61)	(0.34)	(0.09)
Net realized and unrealized gain/(loss) on investments	21.34	14.64	(37.74)	37.63	29.54	8.35
Total from investment operations	21.21	14.43	(38.07)	37.02	29.20	8.26
Less Distributions
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized capital gains	—	—	(18.79)	(12.76)	(6.67)	(6.65)
Total distributions	—	—	(18.79)	(12.76)	(6.67)	(6.65)
Net asset value end of period	$99.72	$78.51	$64.08	$120.94	$96.68	$74.15
Net assets end of period (000s)	$230,631	$199,055	$187,390	$414,600	$420,324	$345,550
Ratios and Supplemental Data (%)
Total return[c]	27.02%[d]	22.52%	(36.23)%	40.86%	42.32%	13.35%
Ratio of total expenses to average net assets^	0.97[e]	0.97	0.97	0.96	0.97	0.96
Ratio of net expenses to average net assets[a]	0.92[e]	0.92	0.91	0.90	0.91	0.91
Ratio of net investment income/(loss) to average net assets[a]	(0.27)[e]	(0.29)	(0.41)	(0.57)	(0.41)	(0.13)
Portfolio turnover	14[d]	27	34	48	51	40

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CAPITAL APPRECIATION FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$81.92	$66.69	$124.78	$99.18	$75.78	$73.97
Income from Investment Operations
Net investment income/(loss)[a,b]	(0.01)	(0.03)	(0.13)	(0.36)	(0.14)	0.08
Net realized and unrealized gain/(loss) on investments	22.27	15.26	(39.17)	38.72	30.26	8.53
Total from investment operations	22.26	15.23	(39.30)	38.36	30.12	8.61
Less Distributions
Dividends from net investment income	—	—	—	—	(0.05)	(0.15)
Distributions from net realized capital gains	—	—	(18.79)	(12.76)	(6.67)	(6.65)
Total distributions	—	—	(18.79)	(12.76)	(6.72)	(6.80)
Net asset value end of period	$104.18	$81.92	$66.69	$124.78	$99.18	$75.78
Net assets end of period (000s)	$16,533,591	$14,002,664	$13,590,549	$28,902,862	$25,579,181	$21,311,587
Ratios and Supplemental Data (%)
Total return[c]	27.17%[d]	22.84%	(36.08)%	41.22%	42.68%	13.63%
Ratio of total expenses to average net assets^	0.72[e]	0.72	0.72	0.71	0.72	0.71
Ratio of net expenses to average net assets[a]	0.67[e]	0.67	0.66	0.65	0.66	0.66
Ratio of net investment income/(loss) to average net assets[a]	(0.02)[e]	(0.04)	(0.16)	(0.33)	(0.16)	0.11
Portfolio turnover	14[d]	27	34	48	51	40

	Investor Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$75.49	$61.68	$117.30	$94.19	$72.48	$71.15
Income from Investment Operations
Net investment income/(loss)[a,b]	(0.18)	(0.28)	(0.40)	(0.72)	(0.43)	(0.17)
Net realized and unrealized gain/(loss) on investments	20.53	14.09	(36.43)	36.59	28.81	8.15
Total from investment operations	20.35	13.81	(36.83)	35.87	28.38	7.98
Less Distributions
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized capital gains	—	—	(18.79)	(12.76)	(6.67)	(6.65)
Total distributions	—	—	(18.79)	(12.76)	(6.67)	(6.65)
Net asset value end of period	$95.84	$75.49	$61.68	$117.30	$94.19	$72.48
Net assets end of period (000s)	$952,145	$813,072	$797,250	$1,564,732	$1,282,355	$1,083,896
Ratios and Supplemental Data (%)
Total return[c]	26.96%[d]	22.39%	(36.31)%	40.71%	42.15%	13.21%
Ratio of total expenses to average net assets^	1.08[e]	1.08	1.08	1.08	1.09	1.08
Ratio of net expenses to average net assets[a]	1.03[e]	1.03	1.02	1.01	1.03	1.03
Ratio of net investment income/(loss) to average net assets[a]	(0.38)[e]	(0.40)	(0.52)	(0.69)	(0.53)	(0.25)
Portfolio turnover	14[d]	27	34	48	51	40

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CONVERTIBLE SECURITIES FUND

	Retirement Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023[f]	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$9.42	$9.82	$13.69	$12.49	$10.82	$10.47
Income from Investment Operations
Net investment income/(loss)[a,b]	0.20	0.24	0.04	0.02	0.07	0.10
Net realized and unrealized gain/(loss) on investments	0.87	(0.32)	(2.22)	2.43	2.02	0.92
Total from investment operations	1.07	(0.08)	(2.18)	2.45	2.09	1.02
Less Distributions
Dividends from net investment income	(0.16)	(0.28)	(0.08)	(0.09)	(0.09)	(0.18)
Distributions from net realized capital gains	—	—	(1.61)	(1.16)	(0.33)	(0.49)
Return of capital	—	(0.04)	—	—	—	—
Total distributions	(0.16)	(0.32)	(1.69)	(1.25)	(0.42)	(0.67)
Proceeds from redemption fees	—	—	—	—*	—*	—*
Net asset value end of period	$10.33	$9.42	$9.82	$13.69	$12.49	$10.82
Net assets end of period (000s)	$11,264	$10,174	$33,711	$41,250	$34,307	$24,697
Ratios and Supplemental Data (%)
Total return[c]	11.35%[d]	(0.73)%	(17.59)%	20.23%	19.93%	10.48%
Ratio of total expenses to average net assets^	1.01[e]	0.98	0.74	0.73	0.74	0.74
Ratio of net expenses to average net assets[a]	0.63[e]	0.69	0.68	0.67	0.69	0.69
Ratio of net investment income/(loss) to average net assets[a]	3.87[e]	2.40	0.35	0.15	0.60	0.98
Portfolio turnover	41[d]	127	66	50	101	74

	Administrative Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023[f]	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$9.40	$9.78	$13.63	$12.46	$10.80	$10.44
Income from Investment Operations
Net investment income/(loss)[a,b]	0.18	0.27	—*	(0.02)	0.03	0.07
Net realized and unrealized gain/(loss) on investments	0.88	(0.42)	(2.20)	2.42	2.01	0.91
Total from investment operations	1.06	(0.15)	(2.20)	2.40	2.04	0.98
Less Distributions
Dividends from net investment income	(0.15)	(0.21)	(0.04)	(0.07)	(0.05)	(0.13)
Distributions from net realized capital gains	—	—	(1.61)	(1.16)	(0.33)	(0.49)
Return of capital	—	(0.02)	—	—	—	—
Total distributions	(0.15)	(0.23)	(1.65)	(1.23)	(0.38)	(0.62)
Proceeds from redemption fees	—	—	—	—*	—*	—*
Net asset value end of period	$10.31	$9.40	$9.78	$13.63	$12.46	$10.80
Net assets end of period (000s)	$79	$71	$70	$85	$70	$59
Ratios and Supplemental Data (%)
Total return[c]	11.20%[d]	(1.47)%	(17.84)%	19.87%	19.48%	10.11%
Ratio of total expenses to average net assets^	1.34[e]	1.24	1.07	1.06	1.07	1.07
Ratio of net expenses to average net assets[a]	0.96[e]	0.97	1.01	1.00	1.02	1.02
Ratio of net investment income/(loss) to average net assets[a]	3.55[e]	2.71	0.02	(0.18)	0.29	0.64
Portfolio turnover	41[d]	127	66	50	101	74

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CONVERTIBLE SECURITIES FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023[f]	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$9.42	$9.82	$13.68	$12.48	$10.83	$10.48
Income from Investment Operations
Net investment income/(loss)[a,b]	0.20	0.23	0.03	0.01	0.06	0.09
Net realized and unrealized gain/(loss) on investments	0.87	(0.32)	(2.21)	2.43	2.00	0.92
Total from investment operations	1.07	(0.09)	(2.18)	2.44	2.06	1.01
Less Distributions
Dividends from net investment income	(0.16)	(0.28)	(0.07)	(0.08)	(0.08)	(0.17)
Distributions from net realized capital gains	—	—	(1.61)	(1.16)	(0.33)	(0.49)
Return of capital	—	(0.03)	—	—	—	—
Total distributions	(0.16)	(0.31)	(1.68)	(1.24)	(0.41)	(0.66)
Proceeds from redemption fees	—	—	—	—*	—*	—*
Net asset value end of period	$10.33	$9.42	$9.82	$13.68	$12.48	$10.83
Net assets end of period (000s)	$12,250	$15,052	$126,865	$161,772	$117,269	$114,130
Ratios and Supplemental Data (%)
Total return[c]	11.31%[d]	(0.83)%	(17.62)%	20.18%	19.63%	10.39%
Ratio of total expenses to average net assets^	1.09[e]	1.06	0.82	0.81	0.82	0.82
Ratio of net expenses to average net assets[a]	0.71[e]	0.77	0.76	0.75	0.77	0.77
Ratio of net investment income/(loss) to average net assets[a]	3.81[e]	2.31	0.27	0.06	0.55	0.89
Portfolio turnover	41[d]	127	66	50	101	74

	Investor Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023[f]	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$9.38	$9.77	$13.62	$12.46	$10.80	$10.45
Income from Investment Operations
Net investment income/(loss)[a,b]	0.18	0.24	(0.01)	(0.04)	0.02	0.05
Net realized and unrealized gain/(loss) on investments	0.87	(0.36)	(2.20)	2.43	2.00	0.92
Total from investment operations	1.05	(0.12)	(2.21)	2.39	2.02	0.97
Less Distributions
Dividends from net investment income	(0.14)	(0.24)	(0.03)	(0.07)	(0.03)	(0.13)
Distributions from net realized capital gains	—	—	(1.61)	(1.16)	(0.33)	(0.49)
Return of capital	—	(0.03)	—	—	—	—
Total distributions	(0.14)	(0.27)	(1.64)	(1.23)	(0.36)	(0.62)
Proceeds from redemption fees	—	—	—	—*	—*	—*
Net asset value end of period	$10.29	$9.38	$9.77	$13.62	$12.46	$10.80
Net assets end of period (000s)	$716	$653	$2,076	$2,853	$2,420	$2,066
Ratios and Supplemental Data (%)
Total return[c]	11.17%[d]	(1.23)%	(17.92)%	19.76%	19.33%	9.99%
Ratio of total expenses to average net assets^	1.45[e]	1.40	1.18	1.17	1.19	1.19
Ratio of net expenses to average net assets[a]	1.07[e]	1.12	1.12	1.11	1.14	1.14
Ratio of net investment income/(loss) to average net assets[a]	3.44[e]	2.46	(0.10)	(0.29)	0.17	0.52
Portfolio turnover	41[d]	127	66	50	101	74

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CORE BOND FUND

	Retirement Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$8.34	$8.64	$10.61	$11.06	$10.64	$9.84
Income from Investment Operations
Net investment income/(loss)[a,b]	0.19	0.34	0.22	0.19	0.26	0.31
Net realized and unrealized gain/(loss) on investments	0.25	(0.27)	(1.90)	(0.19)	0.50	0.79
Total from investment operations	0.44	0.07	(1.68)	—	0.76	1.10
Less Distributions
Dividends from net investment income	(0.18)	(0.37)	(0.29)	(0.23)	(0.27)	(0.30)
Distributions from net realized capital gains	—	—	—	(0.22)	(0.07)	—
Total distributions	(0.18)	(0.37)	(0.29)	(0.45)	(0.34)	(0.30)
Net asset value end of period	$8.60	$8.34	$8.64	$10.61	$11.06	$10.64
Net assets end of period (000s)	$828,880	$64,662	$41,312	$36,557	$29,428	$5,298
Ratios and Supplemental Data (%)
Total return[c]	5.22%[d]	0.63%	(16.14)%	(0.01)%	7.36%	11.34%
Ratio of total expenses to average net assets^	0.28[e]	0.36	0.37	0.43	0.43	0.45
Ratio of net expenses to average net assets[a]	0.26[e]	0.26	0.27	0.37	0.37	0.37
Ratio of net investment income/(loss) to average net assets[a]	4.45[e]	3.88	2.28	1.77	2.35	2.98
Portfolio turnover	115[d]	71	60	47	70	61

	Institutional Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$8.34	$8.64	$10.61	$11.06	$10.64	$9.84
Income from Investment Operations
Net investment income/(loss)[a,b]	0.19	0.34	0.20	0.18	0.26	0.30
Net realized and unrealized gain/(loss) on investments	0.24	(0.28)	(1.89)	(0.19)	0.50	0.79
Total from investment operations	0.43	0.06	(1.69)	(0.01)	0.76	1.09
Less Distributions
Dividends from net investment income	(0.17)	(0.36)	(0.28)	(0.22)	(0.27)	(0.29)
Distributions from net realized capital gains	—	—	—	(0.22)	(0.07)	—
Total distributions	(0.17)	(0.36)	(0.28)	(0.44)	(0.34)	(0.29)
Net asset value end of period	$8.60	$8.34	$8.64	$10.61	$11.06	$10.64
Net assets end of period (000s)	$83,176	$42,105	$28,065	$105,931	$86,173	$79,458
Ratios and Supplemental Data (%)
Total return[c]	5.18%[d]	0.55%	(16.21)%	(0.09)%	7.28%	11.26%
Ratio of total expenses to average net assets^	0.36[e]	0.44	0.45	0.51	0.51	0.53
Ratio of net expenses to average net assets[a]	0.34[e]	0.34	0.36	0.45	0.45	0.45
Ratio of net investment income/(loss) to average net assets[a]	4.28[e]	3.79	2.03	1.70	2.35	2.89
Portfolio turnover	115[d]	71	60	47	70	61

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CORE PLUS FUND

	Retirement Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022[g]	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$9.50	$9.78	$12.06	$12.35	$11.90	$11.09
Income from Investment Operations
Net investment income/(loss)[a,b]	0.22	0.40	0.32	0.32	0.31	0.38
Net realized and unrealized gain/(loss) on investments	0.37	(0.24)	(2.18)	(0.21)	0.49	0.80
Total from investment operations	0.59	0.16	(1.86)	0.11	0.80	1.18
Less Distributions
Dividends from net investment income	(0.26)	(0.44)	(0.40)	(0.27)	(0.35)	(0.37)
Distributions from net realized capital gains	—	—	(0.02)	(0.13)	—	—
Total distributions	(0.26)	(0.44)	(0.42)	(0.40)	(0.35)	(0.37)
Net asset value end of period	$9.83	$9.50	$9.78	$12.06	$12.35	$11.90
Net assets end of period (000s)	$32,779	$13,726	$12,389	$172,699	$166,740	$12,802
Ratios and Supplemental Data (%)
Total return[c]	6.13%[d]	1.43%	(15.78)%	0.88%	6.82%	10.84%
Ratio of total expenses to average net assets^	0.31[e]	0.30	0.42	0.53	0.58	1.06
Ratio of net expenses to average net assets[a]	0.30[e]	0.30	0.36	0.43	0.48	0.96
Ratio of net expenses excluding interest expense to average net assets[a]	0.30[e]	0.30	0.36	0.43	0.43	0.43
Ratio of net investment income/(loss) to average net assets[a]	4.43[e]	3.94	2.83	2.63	2.56	3.30
Portfolio turnover	33[d]	55	219	370	558	644

	Administrative Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022[g]	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$9.50	$9.78	$12.08	$12.37	$11.92	$11.11
Income from Investment Operations
Net investment income/(loss)[a,b]	0.20	0.36	0.29	0.28	0.28	0.35
Net realized and unrealized gain/(loss) on investments	0.36	(0.24)	(2.21)	(0.21)	0.48	0.79
Total from investment operations	0.56	0.12	(1.92)	0.07	0.76	1.14
Less Distributions
Dividends from net investment income	(0.24)	(0.40)	(0.36)	(0.23)	(0.31)	(0.33)
Distributions from net realized capital gains	—	—	(0.02)	(0.13)	—	—
Total distributions	(0.24)	(0.40)	(0.38)	(0.36)	(0.31)	(0.33)
Net asset value end of period	$9.82	$9.50	$9.78	$12.08	$12.37	$11.92
Net assets end of period (000s)	$7,321	$7,664	$11,223	$17,270	$18,302	$19,498
Ratios and Supplemental Data (%)
Total return[c]	5.85%[d]	1.10%	(16.20)%	0.54%	6.44%	10.44%
Ratio of total expenses to average net assets^	0.64[e]	0.63	0.71	0.86	0.97	1.39
Ratio of net expenses to average net assets[a]	0.63[e]	0.63	0.67	0.76	0.87	1.29
Ratio of net expenses excluding interest expense to average net assets[a]	0.63[e]	0.63	0.67	0.76	0.76	0.76
Ratio of net investment income/(loss) to average net assets[a]	4.03[e]	3.58	2.64	2.29	2.32	3.01
Portfolio turnover	33[d]	55	219	370	558	644

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CORE PLUS FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022[g]	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$9.49	$9.77	$12.07	$12.36	$11.91	$11.10
Income from Investment Operations
Net investment income/(loss)[a,b]	0.21	0.39	0.32	0.31	0.31	0.37
Net realized and unrealized gain/(loss) on investments	0.36	(0.24)	(2.21)	(0.21)	0.48	0.80
Total from investment operations	0.57	0.15	(1.89)	0.10	0.79	1.17
Less Distributions
Dividends from net investment income	(0.25)	(0.43)	(0.39)	(0.26)	(0.34)	(0.36)
Distributions from net realized capital gains	—	—	(0.02)	(0.13)	—	—
Total distributions	(0.25)	(0.43)	(0.41)	(0.39)	(0.34)	(0.36)
Net asset value end of period	$9.81	$9.49	$9.77	$12.07	$12.36	$11.91
Net assets end of period (000s)	$918,858	$905,615	$924,416	$1,376,349	$1,844,961	$1,958,600
Ratios and Supplemental Data (%)
Total return[c]	5.99%[d]	1.35%	(15.99)%	0.79%	6.72%	10.74%
Ratio of total expenses to average net assets^	0.39[e]	0.38	0.46	0.61	0.73	1.14
Ratio of net expenses to average net assets[a]	0.38[e]	0.38	0.42	0.51	0.62	1.04
Ratio of net expenses excluding interest expense to average net assets[a]	0.38[e]	0.38	0.42	0.51	0.51	0.51
Ratio of net investment income/(loss) to average net assets[a]	4.29[e]	3.85	2.88	2.52	2.58	3.23
Portfolio turnover	33[d]	55	219	370	558	644

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR DISRUPTIVE INNOVATION FUND

	Retirement Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021[h]	2020	2019
	(Unaudited)
Net asset value beginning of period	$4.46	$4.37	$14.40	$12.93	$10.91	$10.88
Income from Investment Operations
Net investment income/(loss)[a,b]	(0.01)	(0.02)	(0.01)	(0.08)	(0.06)	(0.04)
Net realized and unrealized gain/(loss) on investments	1.29	0.11	(4.60)	3.48	4.25	1.85
Total from investment operations	1.28	0.09	(4.61)	3.40	4.19	1.81
Less Distributions
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized capital gains	—	—	(5.42)	(1.93)	(2.17)	(1.78)
Total distributions	—	—	(5.42)	(1.93)	(2.17)	(1.78)
Net asset value end of period	$5.74	$4.46	$4.37	$14.40	$12.93	$10.91
Net assets end of period (000s)	$12,188	$9,761	$16,353	$64,310	$64,242	$31,265
Ratios and Supplemental Data (%)
Total return[c]	28.70%[d]	2.06%	(46.85)%	27.41%	46.03%	21.38%
Ratio of total expenses to average net assets^	0.92[e]	0.91	0.83	0.85	0.83	0.82
Ratio of net expenses to average net assets[a]	0.75[e]	0.75	0.52	0.74	0.79	0.81
Ratio of net investment income/(loss) to average net assets[a]	(0.38)[e]	(0.36)	(0.15)	(0.56)	(0.53)	(0.37)
Portfolio turnover	25[d]	72	75	182	113	70

	Administrative Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021[h]	2020	2019
	(Unaudited)
Net asset value beginning of period	$3.71	$3.66	$13.08	$11.93	$10.26	$10.37
Income from Investment Operations
Net investment income/(loss)[a,b]	(0.02)	(0.03)	(0.03)	(0.11)	(0.08)	(0.06)
Net realized and unrealized gain/(loss) on investments	1.09	0.08	(3.97)	3.19	3.92	1.73
Total from investment operations	1.07	0.05	(4.00)	3.08	3.84	1.67
Less Distributions
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized capital gains	—	—	(5.42)	(1.93)	(2.17)	(1.78)
Total distributions	—	—	(5.42)	(1.93)	(2.17)	(1.78)
Net asset value end of period	$4.78	$3.71	$3.66	$13.08	$11.93	$10.26
Net assets end of period (000s)	$1,924	$1,521	$2,492	$5,518	$3,666	$2,687
Ratios and Supplemental Data (%)
Total return[c]	28.84%[d]	1.37%	(46.96)%	26.98%	45.42%	21.04%
Ratio of total expenses to average net assets^	1.25[e]	1.24	1.16	1.17	1.16	1.15
Ratio of net expenses to average net assets[a]	1.08[e]	1.08	0.86	1.06	1.12	1.14
Ratio of net investment income/(loss) to average net assets[a]	(0.71)[e]	(0.69)	(0.48)	(0.88)	(0.84)	(0.66)
Portfolio turnover	25[d]	72	75	182	113	70

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR DISRUPTIVE INNOVATION FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021[h]	2020	2019
	(Unaudited)
Net asset value beginning of period	$4.40	$4.32	$14.31	$12.87	$10.88	$10.86
Income from Investment Operations
Net investment income/(loss)[a,b]	(0.01)	(0.02)	(0.01)	(0.09)	(0.06)	(0.05)
Net realized and unrealized gain/(loss) on investments	1.27	0.10	(4.56)	3.46	4.22	1.85
Total from investment operations	1.26	0.08	(4.57)	3.37	4.16	1.80
Less Distributions
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized capital gains	—	—	(5.42)	(1.93)	(2.17)	(1.78)
Total distributions	—	—	(5.42)	(1.93)	(2.17)	(1.78)
Net asset value end of period	$5.66	$4.40	$4.32	$14.31	$12.87	$10.88
Net assets end of period (000s)	$40,764	$36,134	$72,988	$220,842	$236,863	$198,544
Ratios and Supplemental Data (%)
Total return[c]	28.64%[d]	1.85%	(46.87)%	27.29%	45.84%	21.32%
Ratio of total expenses to average net assets^	1.00[e]	0.99	0.91	0.93	0.91	0.90
Ratio of net expenses to average net assets[a]	0.83[e]	0.83	0.61	0.82	0.87	0.89
Ratio of net investment income/(loss) to average net assets[a]	(0.46)[e]	(0.44)	(0.24)	(0.64)	(0.58)	(0.48)
Portfolio turnover	25[d]	72	75	182	113	70

	Investor Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021[h]	2020	2019
	(Unaudited)
Net asset value beginning of period	$3.31	$3.27	$12.36	$11.37	$9.88	$10.07
Income from Investment Operations
Net investment income/(loss)[a,b]	(0.02)	(0.03)	(0.03)	(0.12)	(0.09)	(0.08)
Net realized and unrealized gain/(loss) on investments	0.97	0.07	(3.64)	3.04	3.75	1.67
Total from investment operations	0.95	0.04	(3.67)	2.92	3.66	1.59
Less Distributions
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized capital gains	—	—	(5.42)	(1.93)	(2.17)	(1.78)
Total distributions	—	—	(5.42)	(1.93)	(2.17)	(1.78)
Net asset value end of period	$4.26	$3.31	$3.27	$12.36	$11.37	$9.88
Net assets end of period (000s)	$16,413	$13,870	$16,387	$56,531	$36,399	$20,891
Ratios and Supplemental Data (%)
Total return[c]	28.70%[d]	1.22%	(47.05)%	26.88%	45.32%	20.83%
Ratio of total expenses to average net assets^	1.36[e]	1.35	1.27	1.29	1.28	1.27
Ratio of net expenses to average net assets[a]	1.19[e]	1.19	0.96	1.17	1.24	1.26
Ratio of net investment income/(loss) to average net assets[a]	(0.82)[e]	(0.80)	(0.59)	(0.99)	(0.96)	(0.85)
Portfolio turnover	25[d]	72	75	182	113	70

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR DIVERSIFIED INTERNATIONAL ALL CAP FUND

	Retirement Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$10.79	$9.75	$13.83	$10.25	$11.17	$10.41
Income from Investment Operations
Net investment income/(loss)[a,b]	0.10	0.25	0.23	0.21	0.14	0.26
Net realized and unrealized gain/(loss) on investments	1.72	0.95	(3.36)	3.50	(0.81)	0.92
Total from investment operations	1.82	1.20	(3.13)	3.71	(0.67)	1.18
Less Distributions
Dividends from net investment income	(0.31)	(0.16)	(0.23)	(0.13)	(0.25)	(0.13)
Distributions from net realized capital gains	—	—	(0.72)	—	—	(0.29)
Total distributions	(0.31)	(0.16)	(0.95)	(0.13)	(0.25)	(0.42)
Net asset value end of period	$12.30	$10.79	$9.75	$13.83	$10.25	$11.17
Net assets end of period (000s)	$642,841	$610,787	$543,857	$853,454	$533,318	$499,288
Ratios and Supplemental Data (%)
Total return[c]	16.97%[d]	12.38%	(24.03)%	36.32%	(6.25)%	11.99%
Ratio of total expenses to average net assets^	0.83[e]	0.82	0.84	0.84	0.85	0.87
Ratio of net expenses to average net assets[a]	0.72[e]	0.72	0.72	0.71	0.70	0.68
Ratio of net investment income/(loss) to average net assets[a]	1.63[e]	2.16	1.98	1.54	1.32	2.42
Portfolio turnover	16[d]	19	24	51	25	22

	Administrative Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$10.75	$9.71	$13.77	$10.22	$11.14	$10.39
Income from Investment Operations
Net investment income/(loss)[a,b]	0.09	0.21	0.20	0.16	0.10	0.22
Net realized and unrealized gain/(loss) on investments	1.70	0.96	(3.35)	3.48	(0.80)	0.92
Total from investment operations	1.79	1.17	(3.15)	3.64	(0.70)	1.14
Less Distributions
Dividends from net investment income	(0.27)	(0.13)	(0.19)	(0.09)	(0.22)	(0.10)
Distributions from net realized capital gains	—	—	(0.72)	—	—	(0.29)
Total distributions	(0.27)	(0.13)	(0.91)	(0.09)	(0.22)	(0.39)
Net asset value end of period	$12.27	$10.75	$9.71	$13.77	$10.22	$11.14
Net assets end of period (000s)	$11,507	$8,506	$7,419	$9,213	$6,446	$6,800
Ratios and Supplemental Data (%)
Total return[c]	16.78%[d]	12.06%	(24.24)%	35.76%	(6.54)%	11.58%
Ratio of total expenses to average net assets^	1.16[e]	1.15	1.17	1.17	1.18	1.20
Ratio of net expenses to average net assets[a]	1.05[e]	1.05	1.05	1.04	1.03	1.01
Ratio of net investment income/(loss) to average net assets[a]	1.44[e]	1.81	1.73	1.17	0.99	2.06
Portfolio turnover	16[d]	19	24	51	25	22

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR DIVERSIFIED INTERNATIONAL ALL CAP FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$10.79	$9.75	$13.82	$10.25	$11.17	$10.41
Income from Investment Operations
Net investment income/(loss)[a,b]	0.09	0.24	0.23	0.19	0.13	0.25
Net realized and unrealized gain/(loss) on investments	1.73	0.96	(3.36)	3.50	(0.81)	0.92
Total from investment operations	1.82	1.20	(3.13)	3.69	(0.68)	1.17
Less Distributions
Dividends from net investment income	(0.30)	(0.16)	(0.22)	(0.12)	(0.24)	(0.12)
Distributions from net realized capital gains	—	—	(0.72)	—	—	(0.29)
Total distributions	(0.30)	(0.16)	(0.94)	(0.12)	(0.24)	(0.41)
Net asset value end of period	$12.31	$10.79	$9.75	$13.82	$10.25	$11.17
Net assets end of period (000s)	$274,629	$270,054	$248,130	$332,503	$247,212	$257,860
Ratios and Supplemental Data (%)
Total return[c]	16.97%[d]	12.28%	(24.04)%	36.12%	(6.33)%	11.90%
Ratio of total expenses to average net assets^	0.91[e]	0.90	0.92	0.92	0.93	0.95
Ratio of net expenses to average net assets[a]	0.80[e]	0.80	0.80	0.79	0.78	0.76
Ratio of net investment income/(loss) to average net assets[a]	1.52[e]	2.06	1.99	1.43	1.25	2.34
Portfolio turnover	16[d]	19	24	51	25	22

	Investor Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$10.69	$9.66	$13.70	$10.17	$11.08	$10.33
Income from Investment Operations
Net investment income/(loss)[a,b]	0.07	0.19	0.18	0.14	0.09	0.21
Net realized and unrealized gain/(loss) on investments	1.71	0.96	(3.33)	3.47	(0.80)	0.91
Total from investment operations	1.78	1.15	(3.15)	3.61	(0.71)	1.12
Less Distributions
Dividends from net investment income	(0.26)	(0.12)	(0.17)	(0.08)	(0.20)	(0.08)
Distributions from net realized capital gains	—	—	(0.72)	—	—	(0.29)
Total distributions	(0.26)	(0.12)	(0.89)	(0.08)	(0.20)	(0.37)
Net asset value end of period	$12.21	$10.69	$9.66	$13.70	$10.17	$11.08
Net assets end of period (000s)	$11,188	$9,705	$8,330	$10,072	$7,037	$9,122
Ratios and Supplemental Data (%)
Total return[c]	16.75%[d]	11.87%	(24.32)%	35.56%	(6.58)%	11.43%
Ratio of total expenses to average net assets^	1.27[e]	1.26	1.28	1.29	1.30	1.32
Ratio of net expenses to average net assets[a]	1.16[e]	1.16	1.16	1.15	1.15	1.13
Ratio of net investment income/(loss) to average net assets[a]	1.22[e]	1.71	1.60	1.07	0.86	1.99
Portfolio turnover	16[d]	19	24	51	25	22

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL FUND

	Retirement Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$39.99	$35.91	$48.47	$36.52	$39.00	$58.31
Income from Investment Operations
Net investment income/(loss)[a,b]	0.42	1.01	1.09	0.72	0.91	0.91
Net realized and unrealized gain/(loss) on investments	6.59	4.41	(12.60)	11.73	(2.10)	1.62
Total from investment operations	7.01	5.42	(11.51)	12.45	(1.19)	2.53
Less Distributions
Dividends from net investment income	(1.60)	(1.34)	(1.05)	(0.50)	(1.29)	(0.97)
Distributions from net realized capital gains	—	—	—	—	—	(20.87)
Total distributions	(1.60)	(1.34)	(1.05)	(0.50)	(1.29)	(21.84)
Net asset value end of period	$45.40	$39.99	$35.91	$48.47	$36.52	$39.00
Net assets end of period (000s)	$552,547	$535,873	$461,129	$872,647	$871,743	$1,299,776
Ratios and Supplemental Data (%)
Total return[c]	17.74%[d]	15.24%	(24.19)%	34.23%	(3.35)%	10.29%
Ratio of total expenses to average net assets^	0.81[e]	0.81	0.81	0.80	1.61[i]	0.80
Ratio of net expenses to average net assets[a]	0.69[e]	0.69	0.69	0.69	0.69[i]	0.67
Ratio of net investment income/(loss) to average net assets[a]	1.91[e]	2.41	2.57	1.55	2.52[i]	2.33
Portfolio turnover	23[d]	18	14	21	12	12

	Administrative Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$40.45	$36.29	$48.95	$36.78	$39.26	$58.08
Income from Investment Operations
Net investment income/(loss)[a,b]	0.34	0.88	1.02	0.57	0.47	0.76
Net realized and unrealized gain/(loss) on investments	6.68	4.48	(12.80)	11.84	(1.81)	1.70
Total from investment operations	7.02	5.36	(11.78)	12.41	(1.34)	2.46
Less Distributions
Dividends from net investment income	(1.43)	(1.20)	(0.87)	(0.24)	(1.14)	(0.41)
Distributions from net realized capital gains	—	—	—	—	—	(20.87)
Total distributions	(1.43)	(1.20)	(0.87)	(0.24)	(1.14)	(21.28)
Net asset value end of period	$46.04	$40.45	$36.29	$48.95	$36.78	$39.26
Net assets end of period (000s)	$9,587	$10,643	$10,375	$15,464	$15,825	$70,981
Ratios and Supplemental Data (%)
Total return[c]	17.54%[d]	14.88%	(24.46)%	33.80%	(3.67)%	9.94%
Ratio of total expenses to average net assets^	1.14[e]	1.14	1.14	1.14	1.65[i]	1.13
Ratio of net expenses to average net assets[a]	1.02[e]	1.02	1.02	1.02	1.02[i]	1.00
Ratio of net investment income/(loss) to average net assets[a]	1.53[e]	2.08	2.40	1.22	1.61[i]	1.94
Portfolio turnover	23[d]	18	14	21	12	12

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$40.14	$36.04	$48.64	$36.64	$39.12	$58.31
Income from Investment Operations
Net investment income/(loss)[a,b]	0.40	0.99	1.12	0.70	0.92	0.84
Net realized and unrealized gain/(loss) on investments	6.62	4.42	(12.71)	11.76	(2.15)	1.67
Total from investment operations	7.02	5.41	(11.59)	12.46	(1.23)	2.51
Less Distributions
Dividends from net investment income	(1.57)	(1.31)	(1.01)	(0.46)	(1.25)	(0.83)
Distributions from net realized capital gains	—	—	—	—	—	(20.87)
Total distributions	(1.57)	(1.31)	(1.01)	(0.46)	(1.25)	(21.70)
Net asset value end of period	$45.59	$40.14	$36.04	$48.64	$36.64	$39.12
Net assets end of period (000s)	$2,609,446	$2,354,695	$2,298,600	$3,307,683	$2,750,824	$3,814,616
Ratios and Supplemental Data (%)
Total return[c]	17.69%[d]	15.14%	(24.25)%	34.15%	(3.43)%	10.18%
Ratio of total expenses to average net assets^	0.89[e]	0.89	0.89	0.89	1.76[i]	0.88
Ratio of net expenses to average net assets[a]	0.77[e]	0.77	0.77	0.77	0.77[i]	0.75
Ratio of net investment income/(loss) to average net assets[a]	1.83[e]	2.35	2.68	1.50	2.52[i]	2.11
Portfolio turnover	23[d]	18	14	21	12	12

	Investor Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$39.68	$35.63	$48.08	$36.22	$38.65	$57.66
Income from Investment Operations
Net investment income/(loss)[a,b]	0.31	0.83	0.95	0.52	0.75	0.70
Net realized and unrealized gain/(loss) on investments	6.56	4.37	(12.57)	11.64	(2.12)	1.65
Total from investment operations	6.87	5.20	(11.62)	12.16	(1.37)	2.35
Less Distributions
Dividends from net investment income	(1.40)	(1.15)	(0.83)	(0.30)	(1.06)	(0.49)
Distributions from net realized capital gains	—	—	—	—	—	(20.87)
Total distributions	(1.40)	(1.15)	(0.83)	(0.30)	(1.06)	(21.36)
Net asset value end of period	$45.15	$39.68	$35.63	$48.08	$36.22	$38.65
Net assets end of period (000s)	$255,487	$241,997	$246,731	$374,773	$323,686	$510,270
Ratios and Supplemental Data (%)
Total return[c]	17.50%[d]	14.71%	(24.53)%	33.66%	(3.79)%	9.80%
Ratio of total expenses to average net assets^	1.25[e]	1.25	1.25	1.25	2.10[i]	1.25
Ratio of net expenses to average net assets[a]	1.13[e]	1.13	1.13	1.13	1.14[i]	1.12
Ratio of net investment income/(loss) to average net assets[a]	1.43[e]	1.99	2.28	1.13	2.06[i]	1.80
Portfolio turnover	23[d]	18	14	21	12	12

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL COMPOUNDERS FUND

	Retirement	Institutional
	Period from March 1, 2024[j] through April 30, 2024	Period from March 1, 2024[j] through April 30, 2024

	(Unaudited)	(Unaudited)
Net asset value beginning of period	$10.00	$10.00
Income from Investment Operations
Net investment income/(loss)[a,b]	0.04	0.04
Net realized and unrealized gain/(loss) on investments	(0.41)	(0.42)
Total from investment operations	(0.37)	(0.38)
Less Distributions
Dividends from net investment income	—	—
Distributions from net realized capital gains	—	—
Total distributions	—	—
Net asset value end of period	$9.63	$9.62
Net assets end of period (000s)	$866	$2,029
Ratios and Supplemental Data (%)
Total return[c]	(3.70)%[d]	(3.80)%[d]
Ratio of total expenses to average net assets^	10.32[e]	10.40[e]
Ratio of net expenses to average net assets[a]	0.55[e]	0.63[e]
Ratio of net investment income/(loss) to average net assets[a]	2.40[e]	2.89[e]
Portfolio turnover	—[d]	—[d]

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL CORE FUND

	Retirement Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019[k]
	(Unaudited)
Net asset value beginning of period	$10.54	$9.98	$14.02	$10.12	$10.31	$10.00
Income from Investment Operations
Net investment income/(loss)[a,b]	0.14	0.31	0.46	0.28	0.17	0.24
Net realized and unrealized gain/(loss) on investments	1.84	0.52	(3.14)	3.79	(0.09)	0.07
Total from investment operations	1.98	0.83	(2.68)	4.07	0.08	0.31
Less Distributions
Dividends from net investment income	(0.24)	(0.27)	(0.36)	(0.17)	(0.27)	—
Distributions from net realized capital gains	—	—	(1.00)	—	—	—
Total distributions	(0.24)	(0.27)	(1.36)	(0.17)	(0.27)	—
Net asset value end of period	$12.28	$10.54	$9.98	$14.02	$10.12	$10.31
Net assets end of period (000s)	$8,653	$21,125	$21,221	$19,742	$13,790	$13,090
Ratios and Supplemental Data (%)
Total return[c]	18.93%[d]	8.35%	(20.93)%	40.51%	0.64%	3.10%[d]
Ratio of total expenses to average net assets^	0.95[e]	0.99	1.16	1.19	1.35	1.79[e]
Ratio of net expenses to average net assets[a]	0.77[e]	0.77	0.77	0.77	0.77	0.77[e]
Ratio of net investment income/(loss) to average net assets[a]	2.29[e]	2.85	4.05	2.14	1.73	3.61[e]
Portfolio turnover	65[d]	120	100	108	80	73[d]

	Institutional Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019[k]
	(Unaudited)
Net asset value beginning of period	$10.53	$9.97	$14.01	$10.11	$10.31	$10.00
Income from Investment Operations
Net investment income/(loss)[a,b]	0.15	0.31	0.43	0.29	0.17	0.24
Net realized and unrealized gain/(loss) on investments	1.82	0.51	(3.12)	3.77	(0.11)	0.07
Total from investment operations	1.97	0.82	(2.69)	4.06	0.06	0.31
Less Distributions
Dividends from net investment income	(0.24)	(0.26)	(0.35)	(0.16)	(0.26)	—
Distributions from net realized capital gains	—	—	(1.00)	—	—	—
Total distributions	(0.24)	(0.26)	(1.35)	(0.16)	(0.26)	—
Net asset value end of period	$12.26	$10.53	$9.97	$14.01	$10.11	$10.31
Net assets end of period (000s)	$178,264	$103,206	$66,908	$33,230	$13,226	$13,131
Ratios and Supplemental Data (%)
Total return[c]	18.82%[d]	8.31%	(21.00)%	40.46%	0.48%	3.10%[d]
Ratio of total expenses to average net assets^	1.03[e]	1.07	1.24	1.27	1.43	1.87[e]
Ratio of net expenses to average net assets[a]	0.85[e]	0.85	0.85	0.85	0.85	0.85[e]
Ratio of net investment income/(loss) to average net assets[a]	2.52[e]	2.82	3.85	2.16	1.65	3.54[e]
Portfolio turnover	65[d]	120	100	108	80	73[d]

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL CORE FUND—Continued

	Investor Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019[k]
	(Unaudited)
Net asset value beginning of period	$10.44	$9.92	$13.96	$10.08	$10.28	$10.00
Income from Investment Operations
Net investment income/(loss)[a,b]	0.12	0.30	0.38	0.23	0.14	0.21
Net realized and unrealized gain/(loss) on investments	1.82	0.47	(3.10)	3.78	(0.11)	0.07
Total from investment operations	1.94	0.77	(2.72)	4.01	0.03	0.28
Less Distributions
Dividends from net investment income	(0.20)	(0.25)	(0.32)	(0.13)	(0.23)	—
Distributions from net realized capital gains	—	—	(1.00)	—	—	—
Total distributions	(0.20)	(0.25)	(1.32)	(0.13)	(0.23)	—
Net asset value end of period	$12.18	$10.44	$9.92	$13.96	$10.08	$10.28
Net assets end of period (000s)	$9,034	$9,836	$2,331	$101	$35	$31
Ratios and Supplemental Data (%)
Total return[c]	18.64%[d]	7.80%	(21.29)%	39.98%	0.14%	2.80%[d]
Ratio of total expenses to average net assets^	1.39[e]	1.43	1.60	1.63	1.80	2.24[e]
Ratio of net expenses to average net assets[a]	1.21[e]	1.21	1.21	1.21	1.22	1.22[e]
Ratio of net investment income/(loss) to average net assets[a]	1.95[e]	2.77	3.67	1.73	1.41	3.17[e]
Portfolio turnover	65[d]	120	100	108	80	73[d]

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL GROWTH FUND

	Retirement Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$13.45	$12.76	$23.53	$19.10	$16.14	$13.70
Income from Investment Operations
Net investment income/(loss)[a,b]	0.02	0.07	0.06	0.02	0.03	0.30
Net realized and unrealized gain/(loss) on investments	2.15	0.62	(8.96)	4.56	3.25	2.25
Total from investment operations	2.17	0.69	(8.90)	4.58	3.28	2.55
Less Distributions
Dividends from net investment income	(0.06)	—	(0.14)	(0.15)	(0.32)	(0.11)
Distributions from net realized capital gains	—	—	(1.73)	—	—	—
Total distributions	(0.06)	—	(1.87)	(0.15)	(0.32)	(0.11)
Net asset value end of period	$15.56	$13.45	$12.76	$23.53	$19.10	$16.14
Net assets end of period (000s)	$41,635	$67,602	$72,107	$147,545	$163,202	$143,276
Ratios and Supplemental Data (%)
Total return[c]	16.10%[d]	5.41%	(40.76)%	24.00%	20.56%	18.81%
Ratio of total expenses to average net assets^	0.88[e]	0.85	0.83	0.81	0.83	0.83
Ratio of net expenses to average net assets[a]	0.77[e]	0.77	0.77	0.77	0.77	0.77
Ratio of net investment income/(loss) to average net assets[a]	0.22[e]	0.49	0.34	0.08	0.19	2.01
Portfolio turnover	11[d]	14	18	12	24	16

	Administrative Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$13.37	$12.73	$23.42	$19.05	$16.10	$13.66
Income from Investment Operations
Net investment income/(loss)[a,b]	—*	0.01	(0.02)	(0.06)	(0.02)	0.22
Net realized and unrealized gain/(loss) on investments	2.13	0.63	(8.91)	4.54	3.24	2.28
Total from investment operations	2.13	0.64	(8.93)	4.48	3.22	2.50
Less Distributions
Dividends from net investment income	—	—	(0.03)	(0.11)	(0.27)	(0.06)
Distributions from net realized capital gains	—	—	(1.73)	—	—	—
Total distributions	—	—	(1.76)	(0.11)	(0.27)	(0.06)
Net asset value end of period	$15.50	$13.37	$12.73	$23.42	$19.05	$16.10
Net assets end of period (000s)	$92	$96	$148	$662	$507	$390
Ratios and Supplemental Data (%)
Total return[c]	15.93%[d]	5.03%	(40.93)%	23.54%	20.17%	18.45%
Ratio of total expenses to average net assets^	1.21[e]	1.18	1.16	1.14	1.16	1.16
Ratio of net expenses to average net assets[a]	1.10[e]	1.10	1.10	1.10	1.10	1.10
Ratio of net investment income/(loss) to average net assets[a]	0.02[e]	0.10	(0.09)	(0.24)	(0.15)	1.50
Portfolio turnover	11[d]	14	18	12	24	16

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL GROWTH FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$13.42	$12.75	$23.50	$19.08	$16.13	$13.69
Income from Investment Operations
Net investment income/(loss)[a,b]	0.02	0.06	0.04	—*	0.02	0.26
Net realized and unrealized gain/(loss) on investments	2.14	0.61	(8.94)	4.55	3.24	2.28
Total from investment operations	2.16	0.67	(8.90)	4.55	3.26	2.54
Less Distributions
Dividends from net investment income	(0.04)	—	(0.12)	(0.13)	(0.31)	(0.10)
Distributions from net realized capital gains	—	—	(1.73)	—	—	—
Total distributions	(0.04)	—	(1.85)	(0.13)	(0.31)	(0.10)
Net asset value end of period	$15.54	$13.42	$12.75	$23.50	$19.08	$16.13
Net assets end of period (000s)	$147,151	$215,566	$267,148	$709,080	$600,240	$414,528
Ratios and Supplemental Data (%)
Total return[c]	16.08%[d]	5.25%	(40.78)%	23.92%	20.42%	18.73%
Ratio of total expenses to average net assets^	0.96[e]	0.93	0.91	0.89	0.91	0.91
Ratio of net expenses to average net assets[a]	0.85[e]	0.85	0.85	0.85	0.85	0.85
Ratio of net investment income/(loss) to average net assets[a]	0.24[e]	0.41	0.21	0.01	0.11	1.75
Portfolio turnover	11[d]	14	18	12	24	16

	Investor Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$13.28	$12.66	$23.30	$18.93	$16.00	$13.58
Income from Investment Operations
Net investment income/(loss)[a,b]	(0.01)	0.01	(0.02)	(0.11)	(0.04)	0.21
Net realized and unrealized gain/(loss) on investments	2.12	0.61	(8.89)	4.54	3.22	2.26
Total from investment operations	2.11	0.62	(8.91)	4.43	3.18	2.47
Less Distributions
Dividends from net investment income	—	—	—	(0.06)	(0.25)	(0.05)
Distributions from net realized capital gains	—	—	(1.73)	—	—	—
Total distributions	—	—	(1.73)	(0.06)	(0.25)	(0.05)
Net asset value end of period	$15.39	$13.28	$12.66	$23.30	$18.93	$16.00
Net assets end of period (000s)	$6,878	$6,201	$6,788	$13,523	$32,757	$34,238
Ratios and Supplemental Data (%)
Total return[c]	15.89%[d]	4.90%	(41.00)%	23.41%	20.06%	18.29%
Ratio of total expenses to average net assets^	1.32[e]	1.29	1.27	1.26	1.28	1.28
Ratio of net expenses to average net assets[a]	1.21[e]	1.21	1.21	1.22	1.22	1.22
Ratio of net investment income/(loss) to average net assets[a]	(0.08)[e]	0.06	(0.10)	(0.49)	(0.27)	1.40
Portfolio turnover	11[d]	14	18	12	24	16

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL SMALL CAP FUND

	Retirement Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019[l]
	(Unaudited)
Net asset value beginning of period	$12.75	$12.65	$16.39	$11.37	$12.49	$12.38
Income from Investment Operations
Net investment income/(loss)[a,b]	0.10	0.35	0.27	0.28	0.07	0.24
Net realized and unrealized gain/(loss) on investments	1.95	0.10	(2.91)	4.91	(0.82)	0.35
Total from investment operations	2.05	0.45	(2.64)	5.19	(0.75)	0.59
Less Distributions
Dividends from net investment income	(0.29)	(0.15)	(0.28)	(0.17)	(0.37)	(0.10)
Distributions from net realized capital gains	(0.04)	(0.20)	(0.82)	—	—	(0.38)
Total distributions	(0.33)	(0.35)	(1.10)	(0.17)	(0.37)	(0.48)
Net asset value end of period	$14.47	$12.75	$12.65	$16.39	$11.37	$12.49
Net assets end of period (000s)	$121,914	$130,744	$30,387	$9,559	$5,525	$19,408
Ratios and Supplemental Data (%)
Total return[c]	16.13%[d]	3.47%	(16.94)%	45.95%	(6.36)%	5.23%
Ratio of total expenses to average net assets^	0.97[e]	0.99	1.11	1.17	1.37	1.24
Ratio of net expenses to average net assets[a]	0.84[e]	0.86	0.88	0.88	0.88	0.88
Ratio of net investment income/(loss) to average net assets[a]	1.46[e]	2.51	2.04	1.79	0.64	1.98
Portfolio turnover	10[d]	26	23	43	39	178

	Administrative Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019[l]
	(Unaudited)
Net asset value beginning of period	$12.71	$12.60	$16.33	$11.34	$12.46	$12.34
Income from Investment Operations
Net investment income/(loss)[a,b]	0.03	0.30	0.29	0.20	0.06	0.15
Net realized and unrealized gain/(loss) on investments	1.99	0.12	(2.97)	4.93	(0.85)	0.40
Total from investment operations	2.02	0.42	(2.68)	5.13	(0.79)	0.55
Less Distributions
Dividends from net investment income	—	(0.11)	(0.23)	(0.14)	(0.33)	(0.05)
Distributions from net realized capital gains	(0.04)	(0.20)	(0.82)	—	—	(0.38)
Total distributions	(0.04)	(0.31)	(1.05)	(0.14)	(0.33)	(0.43)
Net asset value end of period	$14.69	$12.71	$12.60	$16.33	$11.34	$12.46
Net assets end of period (000s)	$49	$418	$436	$487	$333	$356
Ratios and Supplemental Data (%)
Total return[c]	15.90%[d]	3.21%	(17.25)%	45.44%	(6.65)%	4.90%
Ratio of total expenses to average net assets^	1.30[e]	1.32	1.44	1.50	1.70	1.57
Ratio of net expenses to average net assets[a]	1.18[e]	1.20	1.21	1.21	1.21	1.21
Ratio of net investment income/(loss) to average net assets[a]	0.42[e]	2.13	2.12	1.30	0.49	1.25
Portfolio turnover	10[d]	26	23	43	39	178

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL SMALL CAP FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019[l]
	(Unaudited)
Net asset value beginning of period	$12.74	$12.65	$16.39	$11.37	$12.49	$12.37
Income from Investment Operations
Net investment income/(loss)[a,b]	0.10	0.36	0.32	0.24	0.09	0.19
Net realized and unrealized gain/(loss) on investments	1.95	0.07	(2.97)	4.95	(0.86)	0.40
Total from investment operations	2.05	0.43	(2.65)	5.19	(0.77)	0.59
Less Distributions
Dividends from net investment income	(0.28)	(0.14)	(0.27)	(0.17)	(0.35)	(0.09)
Distributions from net realized capital gains	(0.04)	(0.20)	(0.82)	—	—	(0.38)
Total distributions	(0.32)	(0.34)	(1.09)	(0.17)	(0.35)	(0.47)
Net asset value end of period	$14.47	$12.74	$12.65	$16.39	$11.37	$12.49
Net assets end of period (000s)	$190,595	$194,128	$93,640	$49,419	$25,716	$25,758
Ratios and Supplemental Data (%)
Total return[c]	16.12%[d]	3.33%	(17.00)%	45.87%	(6.48)%	5.25%
Ratio of total expenses to average net assets^	1.05[e]	1.07	1.19	1.25	1.45	1.32
Ratio of net expenses to average net assets[a]	0.92[e]	0.94	0.96	0.96	0.96	0.96
Ratio of net investment income/(loss) to average net assets[a]	1.42[e]	2.55	2.32	1.53	0.76	1.60
Portfolio turnover	10[d]	26	23	43	39	178

	Investor Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019[l]
	(Unaudited)
Net asset value beginning of period	$12.67	$12.58	$16.32	$11.34	$12.45	$12.34
Income from Investment Operations
Net investment income/(loss)[a,b]	0.06	0.33	0.23	0.18	0.04	0.13
Net realized and unrealized gain/(loss) on investments	1.96	0.07	(2.92)	4.93	(0.84)	0.40
Total from investment operations	2.02	0.40	(2.69)	5.11	(0.80)	0.53
Less Distributions
Dividends from net investment income	(0.23)	(0.11)	(0.23)	(0.13)	(0.31)	(0.04)
Distributions from net realized capital gains	(0.04)	(0.20)	(0.82)	—	—	(0.38)
Total distributions	(0.27)	(0.31)	(1.05)	(0.13)	(0.31)	(0.42)
Net asset value end of period	$14.42	$12.67	$12.58	$16.32	$11.34	$12.45
Net assets end of period (000s)	$2,900	$4,388	$1,140	$1,962	$398	$428
Ratios and Supplemental Data (%)
Total return[c]	15.94%[d]	2.98%	(17.29)%	45.25%	(6.76)%	4.70%
Ratio of total expenses to average net assets^	1.41[e]	1.43	1.55	1.61	1.82	1.69
Ratio of net expenses to average net assets[a]	1.28[e]	1.30	1.32	1.32	1.33	1.33
Ratio of net investment income/(loss) to average net assets[a]	0.91[e]	2.37	1.66	1.16	0.36	1.10
Portfolio turnover	10[d]	26	23	43	39	178

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR LARGE CAP VALUE FUND

	Retirement Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$19.01	$19.50	$23.23	$17.11	$16.33	$14.37
Income from Investment Operations
Net investment income/(loss)[a,b]	0.14	0.30	0.26	0.19	0.18	0.18
Net realized and unrealized gain/(loss) on investments	3.61	0.27	(3.16)	6.62	0.76	2.17
Total from investment operations	3.75	0.57	(2.90)	6.81	0.94	2.35
Less Distributions
Dividends from net investment income	(0.14)	(0.35)	(0.22)	(0.17)	(0.16)	(0.16)
Distributions from net realized capital gains	(0.61)	(0.71)	(0.61)	(0.52)	—	(0.23)
Total distributions	(0.75)	(1.06)	(0.83)	(0.69)	(0.16)	(0.39)
Net asset value end of period	$22.01	$19.01	$19.50	$23.23	$17.11	$16.33
Net assets end of period (000s)	$1,197,637	$1,038,551	$1,326,142	$1,472,349	$655,562	$457,908
Ratios and Supplemental Data (%)
Total return[c]	19.80%[d]	3.12%	(12.82)%	40.62%	5.80%	16.92%
Ratio of total expenses to average net assets^	0.64[e]	0.65	0.64	0.64	0.64	0.65
Ratio of net expenses to average net assets[a]	0.61[e]	0.61	0.61	0.61	0.61	0.61
Ratio of net investment income/(loss) to average net assets[a]	1.27[e]	1.53	1.26	0.90	1.08	1.19
Portfolio turnover	6[d]	8	24	13	26	11

	Administrative Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$19.02	$19.50	$23.21	$17.11	$16.33	$14.36
Income from Investment Operations
Net investment income/(loss)[a,b]	0.11	0.23	0.19	0.13	0.13	0.14
Net realized and unrealized gain/(loss) on investments	3.61	0.27	(3.14)	6.59	0.75	2.17
Total from investment operations	3.72	0.50	(2.95)	6.72	0.88	2.31
Less Distributions
Dividends from net investment income	(0.09)	(0.27)	(0.15)	(0.10)	(0.10)	(0.11)
Distributions from net realized capital gains	(0.61)	(0.71)	(0.61)	(0.52)	—	(0.23)
Total distributions	(0.70)	(0.98)	(0.76)	(0.62)	(0.10)	(0.34)
Net asset value end of period	$22.04	$19.02	$19.50	$23.21	$17.11	$16.33
Net assets end of period (000s)	$1,735	$2,979	$3,228	$3,941	$11,502	$12,195
Ratios and Supplemental Data (%)
Total return[c]	19.63%[d]	2.74%	(13.06)%	40.05%	5.42%	16.60%
Ratio of total expenses to average net assets^	0.97[e]	0.98	0.97	0.97	0.97	0.98
Ratio of net expenses to average net assets[a]	0.94[e]	0.94	0.94	0.94	0.94	0.94
Ratio of net investment income/(loss) to average net assets[a]	1.00[e]	1.19	0.92	0.64	0.78	0.91
Portfolio turnover	6[d]	8	24	13	26	11

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR LARGE CAP VALUE FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$19.02	$19.50	$23.23	$17.11	$16.33	$14.37
Income from Investment Operations
Net investment income/(loss)[a,b]	0.13	0.28	0.25	0.18	0.17	0.17
Net realized and unrealized gain/(loss) on investments	3.61	0.28	(3.17)	6.61	0.76	2.17
Total from investment operations	3.74	0.56	(2.92)	6.79	0.93	2.34
Less Distributions
Dividends from net investment income	(0.13)	(0.33)	(0.20)	(0.15)	(0.15)	(0.15)
Distributions from net realized capital gains	(0.61)	(0.71)	(0.61)	(0.52)	—	(0.23)
Total distributions	(0.74)	(1.04)	(0.81)	(0.67)	(0.15)	(0.38)
Net asset value end of period	$22.02	$19.02	$19.50	$23.23	$17.11	$16.33
Net assets end of period (000s)	$684,290	$617,342	$751,476	$1,049,830	$880,755	$761,262
Ratios and Supplemental Data (%)
Total return[c]	19.74%[d]	3.06%	(12.90)%	40.52%	5.72%	16.83%
Ratio of total expenses to average net assets^	0.72[e]	0.73	0.72	0.72	0.72	0.73
Ratio of net expenses to average net assets[a]	0.69[e]	0.69	0.69	0.69	0.69	0.69
Ratio of net investment income/(loss) to average net assets[a]	1.20[e]	1.45	1.17	0.84	1.02	1.12
Portfolio turnover	6[d]	8	24	13	26	11

	Investor Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$19.25	$19.72	$23.46	$17.28	$16.48	$14.49
Income from Investment Operations
Net investment income/(loss)[a,b]	0.09	0.22	0.17	0.10	0.11	0.12
Net realized and unrealized gain/(loss) on investments	3.66	0.26	(3.18)	6.68	0.76	2.19
Total from investment operations	3.75	0.48	(3.01)	6.78	0.87	2.31
Less Distributions
Dividends from net investment income	(0.09)	(0.24)	(0.12)	(0.08)	(0.07)	(0.09)
Distributions from net realized capital gains	(0.61)	(0.71)	(0.61)	(0.52)	—	(0.23)
Total distributions	(0.70)	(0.95)	(0.73)	(0.60)	(0.07)	(0.32)
Net asset value end of period	$22.30	$19.25	$19.72	$23.46	$17.28	$16.48
Net assets end of period (000s)	$26,180	$24,200	$26,880	$31,192	$23,527	$35,622
Ratios and Supplemental Data (%)
Total return[c]	19.56%[d]	2.60%	(13.15)%	39.96%	5.32%	16.39%
Ratio of total expenses to average net assets^	1.08[e]	1.09	1.08	1.08	1.09	1.10
Ratio of net expenses to average net assets[a]	1.05[e]	1.05	1.05	1.05	1.06	1.06
Ratio of net investment income/(loss) to average net assets[a]	0.84[e]	1.09	0.81	0.47	0.67	0.79
Portfolio turnover	6[d]	8	24	13	26	11

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR MID CAP FUND

	Retirement Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020[m]
	(Unaudited)
Net asset value beginning of period	$11.98	$12.45	$14.52	$10.57	$10.00
Income from Investment Operations
Net investment income/(loss)[a,b]	0.06	0.11	0.09	0.05	0.05
Net realized and unrealized gain/(loss) on investments	2.21	(0.17)	(1.84)	3.93	0.53
Total from investment operations	2.27	(0.06)	(1.75)	3.98	0.58
Less Distributions
Dividends from net investment income	(0.09)	(0.07)	(0.05)	(0.03)	(0.01)
Distributions from net realized capital gains	(0.25)	(0.34)	(0.27)	—	—
Total distributions	(0.34)	(0.41)	(0.32)	(0.03)	(0.01)
Net asset value end of period	$13.91	$11.98	$12.45	$14.52	$10.57
Net assets end of period (000s)	$79,307	$67,565	$67,079	$37,135	$5,148
Ratios and Supplemental Data (%)
Total return[c]	18.97%[d]	(0.46)%	(12.36)%	37.61%	5.86%[d]
Ratio of total expenses to average net assets^	0.87[e]	0.89	0.92	0.93	2.28[e]
Ratio of net expenses to average net assets[a]	0.80[e]	0.80	0.80	0.80	0.80[e]
Ratio of net investment income/(loss) to average net assets[a]	0.85[e]	0.88	0.65	0.40	0.54[e]
Portfolio turnover	10[d]	19	42	11	9[d]

	Institutional Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020[m]
	(Unaudited)
Net asset value beginning of period	$11.97	$12.44	$14.51	$10.56	$10.00
Income from Investment Operations
Net investment income/(loss)[a,b]	0.05	0.10	0.09	0.04	0.04
Net realized and unrealized gain/(loss) on investments	2.21	(0.17)	(1.85)	3.93	0.53
Total from investment operations	2.26	(0.07)	(1.76)	3.97	0.57
Less Distributions
Dividends from net investment income	(0.08)	(0.06)	(0.04)	(0.02)	(0.01)
Distributions from net realized capital gains	(0.25)	(0.34)	(0.27)	—	—
Total distributions	(0.33)	(0.40)	(0.31)	(0.02)	(0.01)
Net asset value end of period	$13.90	$11.97	$12.44	$14.51	$10.56
Net assets end of period (000s)	$71,374	$30,896	$21,105	$23,710	$5,411
Ratios and Supplemental Data (%)
Total return[c]	18.92%[d]	(0.56)%	(12.43)%	37.54%	5.75%[d]
Ratio of total expenses to average net assets^	0.95[e]	0.97	1.00	1.01	2.36[e]
Ratio of net expenses to average net assets[a]	0.88[e]	0.88	0.88	0.88	0.88[e]
Ratio of net investment income/(loss) to average net assets[a]	0.69[e]	0.79	0.64	0.27	0.46[e]
Portfolio turnover	10[d]	19	42	11	9[d]

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR MID CAP FUND—Continued

	Investor Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020[m]
	(Unaudited)
Net asset value beginning of period	$11.91	$12.37	$14.44	$10.54	$10.00
Income from Investment Operations
Net investment income/(loss)[a,b]	0.03	0.05	0.04	(0.01)	0.01
Net realized and unrealized gain/(loss) on investments	2.19	(0.16)	(1.84)	3.91	0.53
Total from investment operations	2.22	(0.11)	(1.80)	3.90	0.54
Less Distributions
Dividends from net investment income	(0.02)	(0.01)	—*	—*	—*
Distributions from net realized capital gains	(0.25)	(0.34)	(0.27)	—	—
Total distributions	(0.27)	(0.35)	(0.27)	—*	—*
Net asset value end of period	$13.86	$11.91	$12.37	$14.44	$10.54
Net assets end of period (000s)	$684	$559	$834	$949	$455
Ratios and Supplemental Data (%)
Total return[c]	18.65%[d]	(0.86)%	(12.72)%	37.00%	5.42%[d]
Ratio of total expenses to average net assets^	1.31[e]	1.33	1.36	1.38	2.73[e]
Ratio of net expenses to average net assets[a]	1.24[e]	1.24	1.24	1.24	1.25[e]
Ratio of net investment income/(loss) to average net assets[a]	0.42[e]	0.44	0.28	(0.06)	0.07[e]
Portfolio turnover	10[d]	19	42	11	9[d]

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR MID CAP VALUE FUND

	Retirement Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$22.25	$23.93	$24.97	$16.83	$20.82	$21.39
Income from Investment Operations
Net investment income/(loss)[a,b]	0.22	0.50	0.49	0.42	0.43	0.48
Net realized and unrealized gain/(loss) on investments	4.68	(0.31)	(1.18)	8.21	(3.73)	0.47
Total from investment operations	4.90	0.19	(0.69)	8.63	(3.30)	0.95
Less Distributions
Dividends from net investment income	(0.41)	(0.42)	(0.35)	(0.49)	(0.54)	(0.37)
Distributions from net realized capital gains	(1.36)	(1.45)	—	—	(0.15)	(1.15)
Total distributions	(1.77)	(1.87)	(0.35)	(0.49)	(0.69)	(1.52)
Net asset value end of period	$25.38	$22.25	$23.93	$24.97	$16.83	$20.82
Net assets end of period (000s)	$14,655	$13,024	$43,591	$56,156	$29,897	$102,945
Ratios and Supplemental Data (%)
Total return[c]	22.36%[d]	0.86%	(2.80)%	51.99%	(16.55)%	5.53%
Ratio of total expenses to average net assets^	0.83[e]	0.83	0.81	0.81	0.82	0.80
Ratio of net expenses to average net assets[a]	0.77[e]	0.77	0.77	0.78	0.80	0.77
Ratio of net investment income/(loss) to average net assets[a]	1.81[e]	2.11	2.00	1.78	2.39	2.39
Portfolio turnover	10[d]	10	9	18	4	11

	Administrative Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$22.54	$24.20	$25.24	$16.98	$20.98	$21.52
Income from Investment Operations
Net investment income/(loss)[a,b]	0.18	0.40	0.41	0.34	0.36	0.42
Net realized and unrealized gain/(loss) on investments	4.75	(0.27)	(1.20)	8.31	(3.77)	0.48
Total from investment operations	4.93	0.13	(0.79)	8.65	(3.41)	0.90
Less Distributions
Dividends from net investment income	(0.33)	(0.34)	(0.25)	(0.39)	(0.44)	(0.29)
Distributions from net realized capital gains	(1.36)	(1.45)	—	—	(0.15)	(1.15)
Total distributions	(1.69)	(1.79)	(0.25)	(0.39)	(0.59)	(1.44)
Net asset value end of period	$25.78	$22.54	$24.20	$25.24	$16.98	$20.98
Net assets end of period (000s)	$3,685	$3,302	$3,291	$3,828	$4,945	$18,508
Ratios and Supplemental Data (%)
Total return[c]	22.17%[d]	0.55%	(3.14)%	51.53%	(16.85)%	5.19%
Ratio of total expenses to average net assets^	1.16[e]	1.16	1.14	1.14	1.15	1.13
Ratio of net expenses to average net assets[a]	1.10[e]	1.10	1.10	1.11	1.13	1.10
Ratio of net investment income/(loss) to average net assets[a]	1.47[e]	1.69	1.67	1.46	1.98	2.08
Portfolio turnover	10[d]	10	9	18	4	11

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR MID CAP VALUE FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$22.25	$23.93	$24.97	$16.83	$20.82	$21.38
Income from Investment Operations
Net investment income/(loss)[a,b]	0.21	0.47	0.47	0.40	0.40	0.47
Net realized and unrealized gain/(loss) on investments	4.69	(0.30)	(1.18)	8.21	(3.73)	0.47
Total from investment operations	4.90	0.17	(0.71)	8.61	(3.33)	0.94
Less Distributions
Dividends from net investment income	(0.40)	(0.40)	(0.33)	(0.47)	(0.51)	(0.35)
Distributions from net realized capital gains	(1.36)	(1.45)	—	—	(0.15)	(1.15)
Total distributions	(1.76)	(1.85)	(0.33)	(0.47)	(0.66)	(1.50)
Net asset value end of period	$25.39	$22.25	$23.93	$24.97	$16.83	$20.82
Net assets end of period (000s)	$233,800	$205,100	$242,004	$355,431	$277,767	$520,629
Ratios and Supplemental Data (%)
Total return[c]	22.31%[d]	0.76%	(2.88)%	51.87%	(16.64)%	5.48%
Ratio of total expenses to average net assets^	0.91[e]	0.91	0.89	0.89	0.90	0.88
Ratio of net expenses to average net assets[a]	0.85[e]	0.85	0.85	0.86	0.88	0.85
Ratio of net investment income/(loss) to average net assets[a]	1.72[e]	2.01	1.93	1.71	2.25	2.33
Portfolio turnover	10[d]	10	9	18	4	11

	Investor Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$22.23	$23.90	$24.93	$16.80	$20.78	$21.31
Income from Investment Operations
Net investment income/(loss)[a,b]	0.17	0.39	0.39	0.32	0.34	0.39
Net realized and unrealized gain/(loss) on investments	4.68	(0.30)	(1.18)	8.20	(3.74)	0.48
Total from investment operations	4.85	0.09	(0.79)	8.52	(3.40)	0.87
Less Distributions
Dividends from net investment income	(0.30)	(0.31)	(0.24)	(0.39)	(0.43)	(0.25)
Distributions from net realized capital gains	(1.36)	(1.45)	—	—	(0.15)	(1.15)
Total distributions	(1.66)	(1.76)	(0.24)	(0.39)	(0.58)	(1.40)
Net asset value end of period	$25.42	$22.23	$23.90	$24.93	$16.80	$20.78
Net assets end of period (000s)	$26,011	$24,373	$28,355	$32,097	$26,785	$58,928
Ratios and Supplemental Data (%)
Total return[c]	22.10%[d]	0.39%	(3.20)%	51.26%	(16.94)%	5.08%
Ratio of total expenses to average net assets^	1.27[e]	1.27	1.25	1.25	1.27	1.25
Ratio of net expenses to average net assets[a]	1.21[e]	1.21	1.21	1.22	1.25	1.22
Ratio of net investment income/(loss) to average net assets[a]	1.37[e]	1.65	1.57	1.36	1.89	1.95
Portfolio turnover	10[d]	10	9	18	4	11

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR SMALL CAP GROWTH FUND

	Retirement Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$10.83	$11.78	$19.95	$15.91	$13.18	$14.39
Income from Investment Operations
Net investment income/(loss)[a,b]	(0.01)	—*	(0.01)	(0.07)	(0.04)	(0.01)
Net realized and unrealized gain/(loss) on investments	2.56	(0.44)	(3.94)	5.41	3.25	1.56
Total from investment operations	2.55	(0.44)	(3.95)	5.34	3.21	1.55
Less Distributions
Dividends from net investment income	(0.01)	—	—	—	—	—
Distributions from net realized capital gains	—	(0.51)	(4.22)	(1.30)	(0.48)	(2.76)
Total distributions	(0.01)	(0.51)	(4.22)	(1.30)	(0.48)	(2.76)
Net asset value end of period	$13.37	$10.83	$11.78	$19.95	$15.91	$13.18
Net assets end of period (000s)	$506,226	$369,393	$311,509	$399,174	$348,997	$281,603
Ratios and Supplemental Data (%)
Total return[c]	23.58%[d]	(3.63)%	(23.72)%	34.40%	24.93%	16.23%
Ratio of total expenses to average net assets^	0.80[e]	0.80	0.80	0.79	0.81	0.80
Ratio of net expenses to average net assets[a]	0.80[e]	0.80	0.79	0.78	0.80	0.80
Ratio of net investment income/(loss) to average net assets[a]	(0.13)[e]	0.03	(0.11)	(0.37)	(0.27)	(0.12)
Portfolio turnover	33[d]	83	75	71	95	74

	Administrative Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$9.19	$10.10	$17.80	$14.36	$11.98	$13.39
Income from Investment Operations
Net investment income/(loss)[a,b]	(0.03)	(0.03)	(0.05)	(0.12)	(0.08)	(0.05)
Net realized and unrealized gain/(loss) on investments	2.17	(0.37)	(3.43)	4.86	2.94	1.40
Total from investment operations	2.14	(0.40)	(3.48)	4.74	2.86	1.35
Less Distributions
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized capital gains	—	(0.51)	(4.22)	(1.30)	(0.48)	(2.76)
Total distributions	—	(0.51)	(4.22)	(1.30)	(0.48)	(2.76)
Net asset value end of period	$11.33	$9.19	$10.10	$17.80	$14.36	$11.98
Net assets end of period (000s)	$421	$419	$648	$965	$866	$395
Ratios and Supplemental Data (%)
Total return[c]	23.29%[d]	(3.84)%	(24.00)%	33.91%	24.49%	15.87%
Ratio of total expenses to average net assets^	1.13[e]	1.13	1.13	1.12	1.14	1.13
Ratio of net expenses to average net assets[a]	1.13[e]	1.13	1.12	1.11	1.13	1.12
Ratio of net investment income/(loss) to average net assets[a]	(0.47)[e]	(0.30)	(0.44)	(0.69)	(0.62)	(0.44)
Portfolio turnover	33[d]	83	75	71	95	74

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR SMALL CAP GROWTH FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$10.73	$11.68	$19.84	$15.84	$13.13	$14.35
Income from Investment Operations
Net investment income/(loss)[a,b]	(0.01)	(0.01)	(0.03)	(0.08)	(0.05)	(0.03)
Net realized and unrealized gain/(loss) on investments	2.53	(0.43)	(3.91)	5.38	3.24	1.57
Total from investment operations	2.52	(0.44)	(3.94)	5.30	3.19	1.54
Less Distributions
Dividends from net investment income	—*	—	—	—	—	—
Distributions from net realized capital gains	—	(0.51)	(4.22)	(1.30)	(0.48)	(2.76)
Total distributions	—*	(0.51)	(4.22)	(1.30)	(0.48)	(2.76)
Net asset value end of period	$13.25	$10.73	$11.68	$19.84	$15.84	$13.13
Net assets end of period (000s)	$960,492	$609,724	$595,476	$721,405	$633,535	$440,553
Ratios and Supplemental Data (%)
Total return[c]	23.53%[d]	(3.66)%	(23.81)%	34.29%	24.87%	16.18%
Ratio of total expenses to average net assets^	0.88[e]	0.88	0.88	0.87	0.89	0.88
Ratio of net expenses to average net assets[a]	0.88[e]	0.88	0.87	0.86	0.88	0.87
Ratio of net investment income/(loss) to average net assets[a]	(0.21)[e]	(0.05)	(0.19)	(0.45)	(0.35)	(0.20)
Portfolio turnover	33[d]	83	75	71	95	74

	Investor Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$8.29	$9.18	$16.60	$13.47	$11.28	$12.79
Income from Investment Operations
Net investment income/(loss)[a,b]	(0.03)	(0.04)	(0.06)	(0.13)	(0.08)	(0.06)
Net realized and unrealized gain/(loss) on investments	1.96	(0.34)	(3.14)	4.56	2.75	1.31
Total from investment operations	1.93	(0.38)	(3.20)	4.43	2.67	1.25
Less Distributions
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized capital gains	—	(0.51)	(4.22)	(1.30)	(0.48)	(2.76)
Total distributions	—	(0.51)	(4.22)	(1.30)	(0.48)	(2.76)
Net asset value end of period	$10.22	$8.29	$9.18	$16.60	$13.47	$11.28
Net assets end of period (000s)	$11,552	$7,503	$7,031	$8,648	$6,811	$6,670
Ratios and Supplemental Data (%)
Total return[c]	23.28%[d]	(4.02)%	(24.05)%	33.84%	24.32%	15.81%
Ratio of total expenses to average net assets^	1.24[e]	1.24	1.24	1.23	1.26	1.25
Ratio of net expenses to average net assets[a]	1.24[e]	1.24	1.23	1.23	1.25	1.24
Ratio of net investment income/(loss) to average net assets[a]	(0.57)[e]	(0.40)	(0.55)	(0.81)	(0.71)	(0.57)
Portfolio turnover	33[d]	83	75	71	95	74

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR SMALL CAP VALUE FUND

	Retirement Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$35.14	$39.47	$45.11	$31.65	$33.55	$33.60
Income from Investment Operations
Net investment income/(loss)[a,b]	0.17	0.30	0.18	0.12	0.21	0.21
Net realized and unrealized gain/(loss) on investments	5.95	(2.02)	(3.38)	13.54	(1.59)	2.84
Total from investment operations	6.12	(1.72)	(3.20)	13.66	(1.38)	3.05
Less Distributions
Dividends from net investment income	(0.30)	(0.15)	(0.08)	(0.20)	(0.20)	(0.15)
Distributions from net realized capital gains	(2.43)	(2.46)	(2.36)	—	(0.32)	(2.95)
Total distributions	(2.73)	(2.61)	(2.44)	(0.20)	(0.52)	(3.10)
Net asset value end of period	$38.53	$35.14	$39.47	$45.11	$31.65	$33.55
Net assets end of period (000s)	$609,577	$572,582	$600,143	$599,016	$300,473	$230,861
Ratios and Supplemental Data (%)
Total return[c]	17.36%[d]	(4.29)%	(7.16)%	43.19%	(4.22)%	10.98%
Ratio of total expenses to average net assets^	0.80[e]	0.80	0.80	0.79	0.80	0.80
Ratio of net expenses to average net assets[a]	0.80[e]	0.80	0.79	0.78	0.80	0.80
Ratio of net investment income/(loss) to average net assets[a]	0.88[e]	0.78	0.46	0.27	0.67	0.67
Portfolio turnover	13[d]	21	15	17	17	27

	Administrative Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$34.77	$39.06	$44.72	$31.41	$33.30	$33.36
Income from Investment Operations
Net investment income/(loss)[a,b]	0.10	0.18	0.05	(0.02)	0.10	0.11
Net realized and unrealized gain/(loss) on investments	5.89	(2.00)	(3.35)	13.42	(1.57)	2.82
Total from investment operations	5.99	(1.82)	(3.30)	13.40	(1.47)	2.93
Less Distributions
Dividends from net investment income	(0.07)	(0.01)	—	(0.09)	(0.10)	(0.04)
Distributions from net realized capital gains	(2.43)	(2.46)	(2.36)	—	(0.32)	(2.95)
Total distributions	(2.50)	(2.47)	(2.36)	(0.09)	(0.42)	(2.99)
Net asset value end of period	$38.26	$34.77	$39.06	$44.72	$31.41	$33.30
Net assets end of period (000s)	$3,353	$3,435	$9,177	$11,962	$10,082	$6,537
Ratios and Supplemental Data (%)
Total return[c]	17.18%[d]	(4.62)%	(7.45)%	42.72%	(4.54)%	10.59%
Ratio of total expenses to average net assets^	1.13[e]	1.13	1.13	1.12	1.13	1.13
Ratio of net expenses to average net assets[a]	1.13[e]	1.13	1.12	1.11	1.13	1.12
Ratio of net investment income/(loss) to average net assets[a]	0.55[e]	0.47	0.13	(0.04)	0.32	0.35
Portfolio turnover	13[d]	21	15	17	17	27

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR SMALL CAP VALUE FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$35.12	$39.44	$45.07	$31.63	$33.53	$33.57
Income from Investment Operations
Net investment income/(loss)[a,b]	0.15	0.27	0.15	0.09	0.18	0.19
Net realized and unrealized gain/(loss) on investments	5.95	(2.01)	(3.38)	13.52	(1.58)	2.84
Total from investment operations	6.10	(1.74)	(3.23)	13.61	(1.40)	3.03
Less Distributions
Dividends from net investment income	(0.27)	(0.12)	(0.04)	(0.17)	(0.18)	(0.12)
Distributions from net realized capital gains	(2.43)	(2.46)	(2.36)	—	(0.32)	(2.95)
Total distributions	(2.70)	(2.58)	(2.40)	(0.17)	(0.50)	(3.07)
Net asset value end of period	$38.52	$35.12	$39.44	$45.07	$31.63	$33.53
Net assets end of period (000s)	$1,734,907	$1,362,890	$1,493,462	$2,023,164	$1,350,681	$1,346,098
Ratios and Supplemental Data (%)
Total return[c]	17.31%[d]	(4.36)%	(7.22)%	43.11%	(4.33)%	10.91%
Ratio of total expenses to average net assets^	0.88[e]	0.88	0.88	0.87	0.88	0.88
Ratio of net expenses to average net assets[a]	0.88[e]	0.88	0.87	0.86	0.88	0.87
Ratio of net investment income/(loss) to average net assets[a]	0.77[e]	0.70	0.38	0.20	0.59	0.60
Portfolio turnover	13[d]	21	15	17	17	27

	Investor Class
	6-Month Period Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value beginning of period	$33.82	$38.09	$43.72	$30.71	$32.56	$32.68
Income from Investment Operations
Net investment income/(loss)[a,b]	0.08	0.13	0.01	(0.06)	0.07	0.08
Net realized and unrealized gain/(loss) on investments	5.73	(1.94)	(3.28)	13.12	(1.55)	2.75
Total from investment operations	5.81	(1.81)	(3.27)	13.06	(1.48)	2.83
Less Distributions
Dividends from net investment income	(0.13)	—	—	(0.05)	(0.05)	—
Distributions from net realized capital gains	(2.43)	(2.46)	(2.36)	—	(0.32)	(2.95)
Total distributions	(2.56)	(2.46)	(2.36)	(0.05)	(0.37)	(2.95)
Net asset value end of period	$37.07	$33.82	$38.09	$43.72	$30.71	$32.56
Net assets end of period (000s)	$36,175	$33,012	$38,722	$64,544	$51,370	$57,931
Ratios and Supplemental Data (%)
Total return[c]	17.13%[d]	(4.72)%	(7.56)%	42.56%	(4.67)%	10.48%
Ratio of total expenses to average net assets^	1.24[e]	1.24	1.24	1.23	1.25	1.25
Ratio of net expenses to average net assets[a]	1.24[e]	1.24	1.23	1.23	1.25	1.24
Ratio of net investment income/(loss) to average net assets[a]	0.43[e]	0.34	0.01	(0.15)	0.23	0.24
Portfolio turnover	13[d]	21	15	17	17	27

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Funds Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

*	Less than $0.01
^	Percentage does not reflect reduction for credit balance arrangements (see the “Custodian” section in Note 2 of the accompanying Notes to Financial Statements)
a	Reflects the Advisor’s waiver, if any, of its management fees and/or other operating expenses
b	Amounts are based on average daily shares outstanding during the period.
c	The total returns would have been lower had certain expenses not been waived during the periods shown.
d	Unannualized
e	Annualized
f	Effective March 1, 2023, the Board of Trustees appointed BlueCove Limited as the subadvisor to the Fund.
g	Effective February 2, 2022, the Board of Trustees appointed Income Research+Management as the subadvisor to the Fund.
h	Effective September 1, 2021, the Board of Trustees appointed Harbor Capital Advisors, Inc. to manage the Fund’s assets based upon model portfolios provided by multiple non-discretionary subadvisors.
i
The net investment income ratio includes dividends and interest income and related tax compliance fee and interest expense, from foreign tax reclaims and interest received by the Fund. The ratios of total expenses to average net assets include the tax compliance fee and related interest expense due to this receipt of foreign tax reclaims and interest income by the Fund. For the year ended October 31, 2020, the ratios of net expenses to average net assets including tax compliance fee for the Retirement Class, Institutional Class, Administrative Class, and
Investor Class were 1.49%, 1.64%, 1.53%, and 1.98%, respectively.

j	Commencement of Operations
k	For the period March 1, 2019 (commencement of operations) through October 31, 2019
l	Effective May 23, 2019, the Board of Trustees appointed Cedar Street Asset Management LLC as subadvisor to the Fund.
m	For the period December 1, 2019 (commencement of operations) through October 31, 2020
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Funds
Notes to Financial Statements—April 30, 2024 (Unaudited)

NOTE 1—ORGANIZATIONAL MATTERS
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of April 30, 2024, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Advisor” or “Harbor Capital”) is the investment adviser for the Funds.

Harbor Capital Appreciation Fund
Harbor Convertible Securities Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Disruptive Innovation Fund
Harbor Diversified International All Cap Fund
Harbor International Fund
Harbor International Compounders Fund
Harbor International Core Fund
Harbor International Growth Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund

Harbor International Compounders Fund commenced operations on March 1, 2024.
The Funds currently offer up to four classes of shares, designated as Retirement Class, Institutional Class, Administrative Class
and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights with respect to voting, redemptions, dividends, and liquidations, except that: (i) subject to the approval of the
Trust’s Board of Trustees (the “Board of Trustees”), certain expenses may be applied differently to each class of shares in accordance with current regulations of the U.S. Securities and Exchange Commission (“SEC”) and the Internal Revenue Service; and
(ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”), which includes the accounting and reporting guidelines under Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Advisor to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean (or average) of the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.

⬤

Harbor Funds
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, and convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Swap agreements (including over-the-counter (“OTC”) and centrally cleared swaps) generally derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. The value of swap agreements is generally determined by a pricing vendor using a series of techniques, including simulation pricing models, or by the counterparties to the OTC swap agreements, typically using its own proprietary models. The pricing models may use inputs such as issuer details, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. Swap agreements are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Advisor as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

⬤

Harbor Funds
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Investment Income
Dividends declared on portfolio securities are accrued on the ex-dividend date. Dividend information on certain foreign securities may not be available on the ex-dividend date, therefore, such dividends will be recorded as soon as reliable information becomes available. Distributions from real estate investment trust securities are recorded as dividend income, and may be reclassified as capital gains and/or return of capital, based on the information reported by the issuer, when available. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized over the life of the respective securities (except for premiums on certain callable debt securities that amortized to the earliest call date) using the effective yield method. Paydown gains and losses on mortgage-backed and asset-backed securities are recognized as a component of interest income. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Consent fees relating to corporate actions from investments held are recorded as income upon receipt.
Expenses
Expenses are charged directly to the Fund that incurred such expense whenever possible. With respect to expenses incurred by any two or more Harbor funds where amounts cannot be identified on a fund by fund basis, such expenses are generally allocated in proportion to the average net assets or the number of shareholders of each Fund.
Class Allocations
Income, common expenses and realized and unrealized gains/(losses) are determined at the Fund level and allocated daily to each class of shares based on the applicable net assets of the respective classes. Distribution and services fees, if any, and transfer agent fees are calculated daily at the class level based on the applicable net assets of each class and the expense rate(s) applicable to each class.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are determined on the basis of identified cost.
Distribution to Shareholders
Distributions on Fund shares are recorded on the ex-dividend date.
Taxes
Each Fund is treated as a separate entity for U.S. federal tax purposes. Each Fund’s policy is to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for U.S. federal taxes on income, capital gains or unrealized appreciation of securities held or excise taxes on income and capital gains.
Each Fund may be subject to taxes imposed by foreign countries in which it invests. Such taxes are provided for in accordance with each Fund’s understanding of the applicable foreign country’s tax law and are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Certain Funds have filed for additional foreign tax reclaims related to prior years. These additional foreign tax reclaims are recorded as income when both the amount is known and significant contingencies or uncertainties regarding collectability are removed.

⬤

Harbor Funds
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Management has analyzed each Fund’s tax positions for all open tax years (in particular, U.S. federal income tax returns for the tax years ended October 31, 2020–2022, including all positions expected to be taken upon filing the 2023 tax return, in all material jurisdictions where each Fund operates, and has concluded that no provision for income tax is required in the Funds’ financial statements. Each Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in its Statement of Operations.
During 2022, Harbor International Fund received payments, including interest, from member countries of the European Union (“EU”) based on foreign tax reclaims relating to amounts withheld on dividends received by the Fund during fiscal years October 31, 2010 through 2021. A portion of the foreign tax reclaims and interest received was due to the Internal Revenue Service (“IRS”) in the form of a tax compliance fee based on the percentage of foreign tax credits previously passed through to the Fund’s shareholders. The Fund filed a closing agreement with the IRS and during the period ended April 30, 2024, the related tax compliance fee, including interest, was paid to the IRS.
Custodian
Each Fund has credit balance arrangements with its custodian whereby positive balances in demand deposit accounts used by the transfer and shareholder servicing agent for clearing shareholder transactions in the Fund generate credits that are applied against gross custody expenses. Such custodial expense reductions, if any, are reflected on the respective Fund’s accompanying Statement of Operations.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at period end.
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities, when applicable, are included in the net realized and unrealized gain or loss on investments in the Statements of Operations.
Proceeds from Litigation
Each Fund may receive proceeds from shareholder litigation settlements involving current and/or previously held portfolio holdings. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/(loss) if the security has been disposed of by a Fund, or in unrealized gain/(loss) if the security is still held by a Fund.
Inflation Indexed Bonds
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.
During the period, Harbor Core Bond Fund invested in inflation-indexed bonds.
Rights and Warrants
Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. Warrants are contracts that generally give the holder the right, but not the obligation, to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights and warrants are typically written by the issuer of the security underlying the right or warrant. Although some rights and warrants may be non-transferable, others may be traded over-the-counter or on an exchange.

⬤

Harbor Funds
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
A Fund may acquire rights or warrants in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. The value of a right or warrant may not necessarily change with the value of the underlying securities. When a Fund acquires rights or warrants, it runs the risk that it will lose its entire investment in the rights or warrants, unless the Fund exercises the right or warrant, acquires the underlying securities, or enters into a closing transaction before expiration. Rights and warrants cease to have value if they are not exercised prior to their expiration date.
If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for rights or other warrants that expire are treated as realized losses. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the rights or warrants.
During the period, Harbor Diversified International All Cap Fund and Harbor International Fund held rights/warrants as a result of their investments in underlying securities.
Other Matters
The Funds in the normal course of business invest in financial instruments where the risk of potential loss exists due to changes in the market, economic, political and regulatory developments, as well as events such as war, terrorism or spread of infectious disease (market risk) or failure or inability of the counterparty to a transaction to perform (credit and counterparty risk). In addition, certain Funds invest in foreign securities and as such are also subject to foreign currencies and foreign securities risks. Each Fund’s prospectus provides further details regarding the Fund’s principal risks.
NOTE 3—INVESTMENT PORTFOLIO TRANSACTIONS
Investment Portfolio Transactions
Purchases and sales of investments, other than short-term securities and U.S. government obligations, for each Fund for the period ended April 30, 2024 were as follows:
	Purchases (000s)	Sales (000s)
Harbor Capital Appreciation Fund	$3,653,365	$5,190,976
Harbor Convertible Securities Fund	10,223	14,688
Harbor Core Bond Fund	381,474	8,827
Harbor Core Plus Fund	123,630	167,468
Harbor Disruptive Innovation Fund	17,698	25,805
Harbor Diversified International All Cap Fund	153,013	260,209
Harbor International Fund	748,156	984,456
Harbor International Compounders Fund	2,966	—
Harbor International Core Fund	154,489	123,061
Harbor International Growth Fund	27,471	175,643
Harbor International Small Cap Fund	32,755	95,091
Harbor Large Cap Value Fund	120,344	171,902
Harbor Mid Cap Fund	44,493	12,074
Harbor Mid Cap Value Fund	26,272	46,752
Harbor Small Cap Growth Fund	661,683	416,095
Harbor Small Cap Value Fund	374,996	278,317
In-Kind Redemption Transactions
In accordance with the Trust’s prospectus, the Funds may distribute portfolio securities rather than cash as payment for a redemption of Fund shares. For financial reporting purposes, a Fund recognizes a gain or loss on the securities distributed related to the in-kind redemption. Such Fund-level gains and losses on in-kind redemptions are not taxable to shareholders. There were no in-kind redemptions from the Funds for the period ended April 30, 2024. For the year ended October 31, 2023, Harbor Capital Appreciation Fund realized gains of $133,428,000 upon the disposition of portfolio securities in connection with in-kind redemptions of the Fund’s shares.

⬤

Harbor Funds
Notes to Financial Statements—Continued

NOTE 3—INVESTMENT PORTFOLIO TRANSACTIONS—Continued
Securities Lending
Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. The Trust has engaged State Street Bank and Trust Company to act as its agent (the “Lending Agent”) with respect to the lending of portfolio securities of the Funds, pursuant to the terms and conditions of a Securities Lending Authorization Agreement (the “SLA Agreement”). Securities loans are required to be secured at all times during the term of the loan by collateral that is at least equal to the value of the loaned securities determined at the close of each business day. Collateral may consist of cash and/or securities issued by the U.S. Treasury. Any additional collateral that may be required to secure a loan is delivered to the Fund on the next business day. Cash collateral is recognized as the gross liability for securities loaned in the Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the Lending Agent on behalf of the Funds, and the Funds do not have the ability to rehypothecate those securities. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio (the “Navigator Portfolio”), a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the Navigator Portfolio will maintain a stable net asset value and the Funds are subject to the risk of loss on the cash collateral invested. A portion of the earnings generated by the investment of the cash collateral is rebated to the borrower for the use of the cash collateral and these earnings (less any rebate) are then divided between the Fund and the Lending Agent, as a fee for its services, according to agreed-upon rates. The Lending Agent and a Fund will share in any shortfall in the rebate due to the borrower, according to agreed-upon rates.
In addition to receiving a fee from the borrower based on the demand for securities loaned and earning income on the investment of the cash collateral, a Fund receives substitute interest, dividends, or other amounts on the loaned securities, during the term of a loan. Net securities lending income is disclosed as such in the Statements of Operations and represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Lending Agent.
Loans may be terminated at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities that are identical to the loaned securities. The Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan. Each Fund seeks to mitigate this risk through the SLA Agreement, which provides that in the event of default, the Lending Agent may apply the proceeds of the cash collateral from the loaned securities toward the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the Lending Agent will purchase replacement securities at its sole expense, or if unable to do so, the Lending Agent may credit to the Fund’s account an amount equal to the fair value of the unreturned loaned securities. As the securities loans are subject to termination by the Fund or the borrower at any time, the remaining contractual maturities of each securities lending transaction is considered to be overnight and continuous.
The following table shows the Funds that engaged in securities lending during the period and summarizes the value of equity securities loaned and related cash and non-cash collateral as of April 30, 2024.
	Value of Securities on Loan (000s)	Cash Collateral (000s)	Non-Cash Collateral (000s)
Harbor Diversified International All Cap Fund	$4,296	$4,514	$—
Harbor International Fund	—	—	—
Harbor International Core Fund	4,414	—	4,670
Harbor International Growth Fund	1,886	1,981	—
Harbor International Small Cap Fund	911	962	—
NOTE 4—FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser
Harbor Capital is a wholly owned subsidiary of ORIX Corporation. Harbor Capital is the Funds’ investment adviser and is also responsible for administrative and other services.

⬤

Harbor Funds
Notes to Financial Statements—Continued

NOTE 4—FEES AND OTHER TRANSACTIONS WITH AFFILIATES—Continued
Each Fund has a separate advisory agreement with Harbor Capital. The agreements provide for management fees based on an annual percentage rate of average daily net assets as follows:
	Contractual Rate	Actual Rate
Harbor Capital Appreciation Fund	0.60%[a]	0.55%
Harbor Convertible Securities Fund	0.50	0.50
Harbor Core Bond Fund	0.23	0.23
Harbor Core Plus Fund	0.25	0.25
Harbor Disruptive Innovation Fund	0.70	0.70
Harbor Diversified International All Cap Fund	0.75	0.75
Harbor International Fund	0.75[b]	0.75
Harbor International Compounders Fund	0.50	0.50
Harbor International Core Fund	0.75	0.75
Harbor International Growth Fund	0.75	0.75
Harbor International Small Cap Fund	0.85	0.85
Harbor Large Cap Value Fund	0.60[c]	0.60
Harbor Mid Cap Fund	0.75	0.75
Harbor Mid Cap Value Fund	0.75[d]	0.75
Harbor Small Cap Growth Fund	0.75	0.75
Harbor Small Cap Value Fund	0.75	0.75

a
The Adviser has contractually agreed to reduce the management fee to 0.56% on assets between $5 billion and $10 billion, 0.54% on assets between $10 billion and
$20 billion and 0.53% on assets over $20 billion through February 28, 2025.

b	The management fee is 0.75% on assets up to $12 billion and 0.65% on assets in excess of $12 billion.
c	The management fee rate is 0.60% on assets up to $4 billion and 0.55% on assets over $4 billion.
d	The Adviser has contractually agreed to reduce the management fee to 0.70% on assets between $350 million and $1 billion and 0.65% on assets over $1 billion through February 28, 2025.
Harbor Capital has from time to time voluntarily or contractually agreed not to impose a portion of its management fees and/or to bear a portion of the expenses incurred in the operation of certain Funds in order to limit Fund expenses. Such waivers, if any, are reflected on the accompanying Statements of Operations. Interest expense, if any, is excluded from contractual limitations. During the period, the following expense limitation agreements were in effect:
	Retirement Class	Institutional Class	Administrative Class	Investor Class	Expense Limitation Agreement Expiration Date
Harbor Convertible Securities Fund	0.63%	0.71%	0.96%	1.07%	2/28/2025
Harbor Core Bond Fund	0.26	0.34	N/A	N/A	2/28/2025
Harbor Core Plus Fund	0.30	0.38	0.63	N/A	2/28/2025
Harbor Disruptive Innovation Fund	0.75	0.83	1.08	1.19	2/28/2025
Harbor Diversified International All Cap Fund	0.72	0.80	1.05	1.16	2/28/2025
Harbor International Fund	0.69	0.77	1.02	1.13	2/28/2025
Harbor International Compounders Fund	0.55	0.63	N/A	0.99	2/28/2025
Harbor International Core Fund	0.77	0.85	1.10	1.21	2/28/2025
Harbor International Growth Fund	0.77	0.85	1.10	1.21	2/28/2025
Harbor International Small Cap Fund [1]	0.82	0.90	1.15	1.26	2/28/2025
Harbor Large Cap Value Fund	0.61	0.69	0.94	1.05	2/28/2025
Harbor Mid Cap Fund	0.80	0.88	1.13	1.24	2/28/2025
Harbor Mid Cap Value Fund	0.77	0.85	1.10	1.21	2/28/2025

1
For the period November 1, 2023  through March 31, 2024, Harbor Capital voluntarily limited the operating expenses for the Retirement Class, Institutional Class, Administrative
Class and Investor Class to 0.85%, 0.93%, 1.18% and 1.29%, respectively.

All expense limitation agreements include the transfer agent fee waiver discussed in the Transfer Agent note.
Distributor
Harbor Funds Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Harbor Capital, is the distributor for Harbor Funds’ shares. Under the Trust’s current distribution plan pursuant to Rule 12b-1 under the Investment Company Act with respect to each Fund’s Administrative and Investor Class shares (each, a “12b-1 Plan”) as applicable, each Fund pays the Distributor compensation at the annual rate of 0.25% of the average daily net assets of its Administrative and Investor Class shares. Pursuant to each 12b-1 Plan, the Distributor is compensated for financing any activity that is primarily intended to

⬤

Harbor Funds
Notes to Financial Statements—Continued

NOTE 4—FEES AND OTHER TRANSACTIONS WITH AFFILIATES—Continued
result in the sale of Administrative and Investor Class shares of each Fund or for recordkeeping services or the servicing of shareholder accounts in a Administrative and Investor Class shares of each Fund. Such activities include, but are not limited to: printing of prospectuses and statements of additional information and reports for prospective shareholders (i.e., other than existing shareholders); preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers or other institutions such as asset-based sales charges, payments of recordkeeping fees under recordkeeping arrangements, or payments of service fees under shareholder service arrangements; and costs of administering each 12b-1 Plan.
Amounts payable by a Fund under each 12b-1 Plan need not be directly related to the expenses actually incurred by the Distributor on behalf of each Fund. Each 12b-1 Plan does not obligate each Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under each 12b-1 Plan. Thus, even if the Distributor’s actual expenses exceed the fee payable to the Distributor at any given time, each Fund will not be obligated to pay more than that fee. If the Distributor’s expenses are less than the fee it receives, the Distributor will retain the difference.
The fees attributable to each Fund’s respective class are shown on the accompanying Statements of Operations.
Transfer Agent
Harbor Services Group, Inc. (“Harbor Services Group”), a wholly-owned subsidiary of Harbor Capital, is the transfer and shareholder servicing agent for the Funds. The transfer agency and service agreement is reviewed and approved annually by the Board of Trustees and provides currently for compensation up to the following amounts per class of each Fund:
Transfer Agent Fees
Retirement Class	0.02% of the average daily net assets of all Retirement Class shares
Institutional Class	0.10% of the average daily net assets of all Institutional Class shares
Administrative Class	0.10% of the average daily net assets of all Administrative Class shares
Investor Class	0.21% of the average daily net assets of all Investor Class shares
Harbor Services Group voluntarily waived a portion of its transfer agent fees during the period ended April 30, 2024. Fees incurred for these transfer agent services are shown on each Fund’s Statement of Operations. The voluntary waiver may be discontinued at any time.
Affiliated Transactions
The Investment Company Act permits purchase and sale transactions among affiliated investment companies subject to an exemptive rule. The Trust has adopted policies and procedures pursuant to such rule. During the period, the Funds did not enter into any transactions with any other Harbor fund.
Shareholders
As of April 30, 2024, Harbor Capital and its wholly owned subsidiaries collectively held 10% or more of the following shares of beneficial interest in each of the following Funds:
	Number of Shares Owned by Harbor Capital and Subsidiaries
	Retirement Class	Institutional Class	Administrative Class	Investor Class	Total	Percentage of Outstanding Shares
Harbor Convertible Securities Fund	1,055,298	—	—	—	1,055,298	44.8%
Harbor International Compounders Fund	90,000	10,000	N/A	—	100,000	33.2
Independent Trustees
The fees and expenses of the Independent Trustees are included in “Trustees’ fees and expenses” on each Fund’s Statement of Operations.
The Board of Trustees has adopted a Deferred Compensation Plan for Independent Trustees (the “Plan”), which enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to a Trustee under the Plan, deferred amounts are treated as though they had been invested in shares of the Fund(s) selected by the Trustee. While not required to do so, each Fund makes an investment equal to the Trustee’s investment election. The deferred compensation liability and the offsetting deferred compensation investment asset are included as a component of “Accrued expenses – Trustees’ fees and expenses” and “Other assets”, respectively, in the

⬤

Harbor Funds
Notes to Financial Statements—Continued

NOTE 4—FEES AND OTHER TRANSACTIONS WITH AFFILIATES—Continued
Statements of Assets and Liabilities. Such amounts fluctuate with changes in the value of the selected Fund(s). The deferred compensation and related mark-to-market impact liability and an offsetting investment asset will remain on each Fund’s Statement of Assets and Liabilities until distributed in accordance with the Plan.
Indemnification
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
NOTE 5—TAX INFORMATION
The identified cost for federal income tax purposes of investments owned by each Fund and its respective gross unrealized appreciation and depreciation as of April 30, 2024 were as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor Capital Appreciation Fund *	$12,159,953	$15,139,760	$ (248,205)	$14,891,555
Harbor Convertible Securities Fund *	22,786	1,525	(801)	724
Harbor Core Bond Fund *	921,852	174	(28,024)	(27,850)
Harbor Core Plus Fund *	1,046,844	3,896	(101,745)	(97,849)
Harbor Disruptive Innovation Fund *	54,614	17,217	(2,439)	14,778
Harbor Diversified International All Cap Fund *	767,013	223,391	(59,944)	163,447
Harbor International Fund *	2,659,276	883,338	(151,055)	732,283
Harbor International Compounders Fund	2,976	22	(141)	(119)
Harbor International Core Fund *	169,397	30,069	(4,857)	25,212
Harbor International Growth Fund *	143,471	62,433	(10,204)	52,229
Harbor International Small Cap Fund	303,474	23,869	(19,635)	4,234
Harbor Large Cap Value Fund	1,185,755	736,775	(18,212)	718,563
Harbor Mid Cap Fund	129,387	22,340	(5,739)	16,601
Harbor Mid Cap Value Fund	223,815	83,945	(32,445)	51,500
Harbor Small Cap Growth Fund *	1,227,947	231,141	(49,298)	181,843
Harbor Small Cap Value Fund	1,689,865	743,770	(115,175)	628,595

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.
NOTE 6—DERIVATIVES
Each Fund’s derivative holdings do not qualify for hedge accounting treatment and as such are recorded at current fair value. For a discussion of risks related to these investments please refer to the descriptions of each type of derivative instrument in Note 2— Significant Accounting Policies.
Each Fund’s derivative instruments outstanding as of the period ended April 30, 2024, if any, as disclosed in the Portfolio of Investments, and the related amounts of net realized and changes in net unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations, are indicators of the volume of derivative activity for each Fund.

⬤

Harbor Funds
Notes to Financial Statements—Continued

NOTE 6—DERIVATIVES—Continued
Derivative Instruments
As of April 30, 2024, the fair values of derivatives, by primary risk exposure, were reflected in the Statement of Assets and Liabilities as follows:
Harbor Diversified International All Cap Fund
Statement of Assets and Liabilities Caption	Equity Contracts (000s)
Rights/Warrants	$—
Change in net unrealized appreciation/(depreciation) on derivatives, by primary risk exposure, for the period ended April 30, 2024, were:
Harbor Diversified International All Cap Fund
Equity Contracts (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Rights/Warrants	$(6)

Harbor International Fund
Equity Contracts (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Rights/Warrants	$(53)
NOTE 7—SUBSEQUENT EVENTS
Through the date the financial statements were issued, there were no subsequent events or transactions that would have materially impacted the financial statements or related disclosures as presented herein.

⬤

Harbor Funds
FEES AND EXPENSES EXAMPLE (Unaudited)

Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees (if any) and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (if any), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses for each share class. You may use the information in the respective class line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the respective class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table for each share class below provides information about hypothetical account values and hypothetical expenses based on the respective Fund/Class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the respective Fund/Class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Annualized Expense Ratios*	Expenses Paid During Period[1]	Beginning Account Value (November 1, 2023)	Ending Account Value (April 30, 2024)
Harbor Capital Appreciation Fund
Retirement Class	0.59%
Actual		$3.33	$1,000.00	$1,272.20
Hypothetical (5% return)		2.97	1,000.00	1,021.93
Institutional Class	0.67%
Actual		$3.78	$1,000.00	$1,271.70
Hypothetical (5% return)		3.37	1,000.00	1,021.53
Administrative Class	0.92%
Actual		$5.19	$1,000.00	$1,270.20
Hypothetical (5% return)		4.62	1,000.00	1,020.29
Investor Class	1.03%
Actual		$5.81	$1,000.00	$1,269.60
Hypothetical (5% return)		5.17	1,000.00	1,019.74

⬤

Harbor Funds
FEES AND EXPENSES EXAMPLE (Unaudited)—Continued

	Annualized Expense Ratios*	Expenses Paid During Period[1]	Beginning Account Value (November 1, 2023)	Ending Account Value (April 30, 2024)
Harbor Convertible Securities Fund
Retirement Class	0.63%
Actual		$3.31	$1,000.00	$1,113.50
Hypothetical (5% return)		3.17	1,000.00	1,021.73
Institutional Class	0.71%
Actual		$3.73	$1,000.00	$1,113.10
Hypothetical (5% return)		3.57	1,000.00	1,021.33
Administrative Class	0.96%
Actual		$5.04	$1,000.00	$1,112.00
Hypothetical (5% return)		4.82	1,000.00	1,020.09
Investor Class	1.07%
Actual		$5.62	$1,000.00	$1,111.70
Hypothetical (5% return)		5.37	1,000.00	1,019.54
Harbor Core Bond Fund
Retirement Class	0.26%
Actual		$1.33	$1,000.00	$1,052.20
Hypothetical (5% return)		1.31	1,000.00	1,023.57
Institutional Class	0.34%
Actual		$1.73	$1,000.00	$1,051.80
Hypothetical (5% return)		1.71	1,000.00	1,023.17
Harbor Core Plus Fund
Retirement Class	0.30%
Actual		$1.54	$1,000.00	$1,061.30
Hypothetical (5% return)		1.51	1,000.00	1,023.37
Institutional Class	0.38%
Actual		$1.95	$1,000.00	$1,059.90
Hypothetical (5% return)		1.91	1,000.00	1,022.97
Administrative Class	0.63%
Actual		$3.22	$1,000.00	$1,058.50
Hypothetical (5% return)		3.17	1,000.00	1,021.73
Harbor Disruptive Innovation Fund
Retirement Class	0.75%
Actual		$4.26	$1,000.00	$1,287.00
Hypothetical (5% return)		3.77	1,000.00	1,021.13
Institutional Class	0.83%
Actual		$4.72	$1,000.00	$1,286.40
Hypothetical (5% return)		4.17	1,000.00	1,020.74
Administrative Class	1.08%
Actual		$6.14	$1,000.00	$1,288.40
Hypothetical (5% return)		5.42	1,000.00	1,019.49
Investor Class	1.19%
Actual		$6.77	$1,000.00	$1,287.00
Hypothetical (5% return)		5.97	1,000.00	1,018.95

⬤

Harbor Funds
FEES AND EXPENSES EXAMPLE (Unaudited)—Continued

	Annualized Expense Ratios*	Expenses Paid During Period[1]	Beginning Account Value (November 1, 2023)	Ending Account Value (April 30, 2024)
Harbor Diversified International All Cap Fund
Retirement Class	0.72%
Actual		$3.88	$1,000.00	$1,169.70
Hypothetical (5% return)		3.62	1,000.00	1,021.28
Institutional Class	0.80%
Actual		$4.32	$1,000.00	$1,169.70
Hypothetical (5% return)		4.02	1,000.00	1,020.89
Administrative Class	1.05%
Actual		$5.66	$1,000.00	$1,167.80
Hypothetical (5% return)		5.27	1,000.00	1,019.64
Investor Class	1.16%
Actual		$6.25	$1,000.00	$1,167.50
Hypothetical (5% return)		5.82	1,000.00	1,019.10
Harbor International Fund
Retirement Class	0.69%
Actual		$3.74	$1,000.00	$1,177.40
Hypothetical (5% return)		3.47	1,000.00	1,021.43
Institutional Class	0.77%
Actual		$4.17	$1,000.00	$1,176.90
Hypothetical (5% return)		3.87	1,000.00	1,021.03
Administrative Class	1.02%
Actual		$5.52	$1,000.00	$1,175.40
Hypothetical (5% return)		5.12	1,000.00	1,019.79
Investor Class	1.13%
Actual		$6.11	$1,000.00	$1,175.00
Hypothetical (5% return)		5.67	1,000.00	1,019.24
Harbor International Compounders Fund[2]
Retirement	0.55%
Actual		$0.92	$1,000.00	$1,000.00
Hypothetical (5% return)		0.92	1,000.00	1,007.42
Institutional	0.63%
Actual		$1.05	$1,000.00	$1,000.00
Hypothetical (5% return)		1.05	1,000.00	1,007.28
Harbor International Core Fund
Retirement Class	0.77%
Actual		$4.19	$1,000.00	$1,189.30
Hypothetical (5% return)		3.87	1,000.00	1,021.03
Institutional Class	0.85%
Actual		$4.62	$1,000.00	$1,188.20
Hypothetical (5% return)		4.27	1,000.00	1,020.64
Investor Class	1.21%
Actual		$6.58	$1,000.00	$1,186.40
Hypothetical (5% return)		6.07	1,000.00	1,018.85

⬤

Harbor Funds
FEES AND EXPENSES EXAMPLE (Unaudited)—Continued

	Annualized Expense Ratios*	Expenses Paid During Period[1]	Beginning Account Value (November 1, 2023)	Ending Account Value (April 30, 2024)
Harbor International Growth Fund
Retirement Class	0.77%
Actual		$4.14	$1,000.00	$1,161.00
Hypothetical (5% return)		3.87	1,000.00	1,021.03
Institutional Class	0.85%
Actual		$4.57	$1,000.00	$1,160.80
Hypothetical (5% return)		4.27	1,000.00	1,020.64
Administrative Class	1.10%
Actual		$5.91	$1,000.00	$1,159.30
Hypothetical (5% return)		5.52	1,000.00	1,019.39
Investor Class	1.21%
Actual		$6.49	$1,000.00	$1,158.90
Hypothetical (5% return)		6.07	1,000.00	1,018.85
Harbor International Small Cap Fund
Retirement Class	0.84%
Actual		$4.51	$1,000.00	$1,161.30
Hypothetical (5% return)		4.22	1,000.00	1,020.69
Institutional Class	0.92%
Actual		$4.94	$1,000.00	$1,161.20
Hypothetical (5% return)		4.62	1,000.00	1,020.29
Administrative Class	1.18%
Actual		$6.33	$1,000.00	$1,159.00
Hypothetical (5% return)		5.92	1,000.00	1,019.00
Investor Class	1.28%
Actual		$6.87	$1,000.00	$1,159.40
Hypothetical (5% return)		6.42	1,000.00	1,018.50
Harbor Large Cap Value Fund
Retirement Class	0.61%
Actual		$3.33	$1,000.00	$1,198.00
Hypothetical (5% return)		3.07	1,000.00	1,021.83
Institutional Class	0.69%
Actual		$3.77	$1,000.00	$1,197.40
Hypothetical (5% return)		3.47	1,000.00	1,021.43
Administrative Class	0.94%
Actual		$5.13	$1,000.00	$1,196.30
Hypothetical (5% return)		4.72	1,000.00	1,020.19
Investor Class	1.05%
Actual		$5.73	$1,000.00	$1,195.60
Hypothetical (5% return)		5.27	1,000.00	1,019.64

⬤

Harbor Funds
FEES AND EXPENSES EXAMPLE (Unaudited)—Continued

	Annualized Expense Ratios*	Expenses Paid During Period[1]	Beginning Account Value (November 1, 2023)	Ending Account Value (April 30, 2024)
Harbor Mid Cap Fund
Retirement Class	0.80%
Actual		$4.36	$1,000.00	$1,189.70
Hypothetical (5% return)		4.02	1,000.00	1,020.89
Institutional Class	0.88%
Actual		$4.79	$1,000.00	$1,189.20
Hypothetical (5% return)		4.42	1,000.00	1,020.49
Investor Class	1.24%
Actual		$6.74	$1,000.00	$1,186.50
Hypothetical (5% return)		6.22	1,000.00	1,018.70
Harbor Mid Cap Value Fund
Retirement Class	0.77%
Actual		$4.26	$1,000.00	$1,223.60
Hypothetical (5% return)		3.87	1,000.00	1,021.03
Institutional Class	0.85%
Actual		$4.70	$1,000.00	$1,223.10
Hypothetical (5% return)		4.27	1,000.00	1,020.64
Administrative Class	1.10%
Actual		$6.08	$1,000.00	$1,221.70
Hypothetical (5% return)		5.52	1,000.00	1,019.39
Investor Class	1.21%
Actual		$6.68	$1,000.00	$1,221.00
Hypothetical (5% return)		6.07	1,000.00	1,018.85
Harbor Small Cap Growth Fund
Retirement Class	0.80%
Actual		$4.45	$1,000.00	$1,235.80
Hypothetical (5% return)		4.02	1,000.00	1,020.89
Institutional Class	0.88%
Actual		$4.89	$1,000.00	$1,235.30
Hypothetical (5% return)		4.42	1,000.00	1,020.49
Administrative Class	1.13%
Actual		$6.27	$1,000.00	$1,232.90
Hypothetical (5% return)		5.67	1,000.00	1,019.24
Investor Class	1.24%
Actual		$6.88	$1,000.00	$1,232.80
Hypothetical (5% return)		6.22	1,000.00	1,018.70

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Harbor Funds
FEES AND EXPENSES EXAMPLE (Unaudited)—Continued

	Annualized Expense Ratios*	Expenses Paid During Period[1]	Beginning Account Value (November 1, 2023)	Ending Account Value (April 30, 2024)
Harbor Small Cap Value Fund
Retirement Class	0.80%
Actual		$4.32	$1,000.00	$1,173.60
Hypothetical (5% return)		4.02	1,000.00	1,020.89
Institutional Class	0.88%
Actual		$4.75	$1,000.00	$1,173.10
Hypothetical (5% return)		4.42	1,000.00	1,020.49
Administrative Class	1.13%
Actual		$6.10	$1,000.00	$1,171.80
Hypothetical (5% return)		5.67	1,000.00	1,019.24
Investor Class	1.24%
Actual		$6.69	$1,000.00	$1,171.30
Hypothetical (5% return)		6.22	1,000.00	1,018.70

*	Reflective of all fee waivers and expense reimbursements
1	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
2
Fund has less than six months of operating history. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 61/366 (to reflect the period since the commencement of operations). The expense amounts reported under Hypothetical (5% return) are not comparable to the amount reported using actual fund return.

⬤

Harbor Funds
ADDITIONAL INFORMATION (Unaudited)

Proxy Voting
Harbor Funds has adopted Proxy Voting Policies and Procedures under which proxies relating to securities held by the Harbor funds are voted. In addition, Harbor Funds files Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of Harbor Funds' Proxy Voting Policies and Procedures and the proxy voting records (Form N-PX) are available (i) without charge, upon request, by calling Harbor toll-free at 800-422-1050; (ii) on Harbor’s website at harborcapital.com; and (iii) on the SEC’s website at sec.gov.

Householding
Harbor Funds has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Quarterly Portfolio Disclosures
The Funds file a complete portfolio of investments for their first and third fiscal quarters with the SEC as an exhibit to Form N-PORT. The Funds’ Form N-PORT exhibit is available (i) without charge, upon request, by calling Harbor toll-free at 800-422-1050, (ii) on Harbor’s website at harborcapital.com, and (iii) on the SEC’s website at sec.gov.

Advisory Agreement Approvals
The Investment Company Act requires that the Investment Advisory and Subadvisory Agreement(s) of each Fund be approved initially, and following an initial two-year term, at least annually, by the Harbor Funds (the “Trust”) Board of Trustees (the “Board” or the “Trustees”), including a majority of the Independent Trustees voting separately.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENTS AND SUBADVISORY AGREEMENTS OF THE HARBOR FUNDS
At a meeting of the Board held on February 13-15, 2024 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved the continuation of each Investment Advisory Agreement with Harbor Capital Advisors, Inc. (“Harbor Capital” or the “Adviser”), the adviser to each Fund, and each Subadvisory Agreement with each Fund’s subadviser (each, a “Subadviser”) with respect to Harbor Capital Appreciation Fund, Harbor Convertible Securities Fund (Investment Advisory Agreement only), Harbor Core Bond Fund, Harbor Core Plus Fund, Harbor Disruptive Innovation Fund, Harbor Diversified International All Cap Fund, Harbor International Fund, Harbor International Core Fund, Harbor International Growth Fund, Harbor International Small Cap Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Growth Fund and Harbor Small Cap Value Fund (each a “Fund” and, collectively, the “Funds”). The Trustees noted that the Subadvisory Agreement for Harbor Convertible Securities Fund was considered and approved for an initial two-year term commencing on March 1, 2023 by the Board at its November 13-14, 2022 meeting.
In evaluating each Investment Advisory Agreement and each Subadvisory Agreement, the Trustees reviewed materials furnished by Harbor Capital and each Subadviser, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of Harbor Capital and the Subadvisers resulting from their quarterly meetings, periodic telephonic meetings and other prior communications.  In connection with the Meeting, which had been called for the purpose of considering the continuation of the Investment Advisory Agreements and Subadvisory Agreements, and at prior meetings, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to Fund performance and the services rendered by Harbor Capital and each Subadviser.  These materials included a comprehensive written response from Harbor Capital to a 15(c) request letter prepared by legal counsel to the Independent Trustees in consultation with the Independent Trustees.  The Trustees also discussed with representatives of Harbor Capital, at the Meeting and at prior meetings, the Harbor funds’ operations and Harbor Capital’s ability, consistent with the “manager-of-managers” structure of many Harbor funds, to (i) identify and recommend to the Trustees a subadviser for each such Fund, (ii) monitor and oversee the performance and investment capabilities of each subadviser, and (iii) recommend the replacement of a subadviser where appropriate.  The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisers for particular Harbor funds in circumstances in which the Board and Harbor Capital had determined that a change in subadviser

⬤

Harbor Funds
ADDITIONAL INFORMATION (Unaudited)—Continued

Advisory Agreement Approvals—Continued
was in the best interests of a fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.
At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of each Investment Advisory Agreement and each Subadvisory Agreement were fair and reasonable and approved the continuation for a one-year period of each such Investment Advisory Agreement and Subadvisory Agreement as being in the best interests of each Fund and its shareholders.
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or any Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Funds.
In considering the approval of each Fund’s Investment Advisory Agreement and, as applicable, Subadvisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination.  The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees were the following:
•The nature, extent, and quality of the services provided by Harbor Capital and each Subadviser, including the background, education, expertise and experience of the investment professionals of Harbor Capital and each Subadviser providing services to the Funds;
•The favorable history, reputation, qualifications and background of Harbor Capital and each Subadviser, as well as the qualifications of their respective personnel;
•The profitability of Harbor Capital with respect to each Fund, including the effect of revenues of Harbor Services Group, Inc. (“Harbor Services Group”), the Funds’ transfer agent, and Harbor Funds Distributors, Inc. (“Harbor Funds Distributors”), the Funds’ principal underwriter, on such profitability;
•The fees charged by Harbor Capital and Subadvisers for investment advisory and subadvisory services, respectively, including, in each case, the portion of the fee to be retained by Harbor Capital, after payment of subadvisory fees, for the investment advisory and related services, including investment, business, legal, compliance, trading (in the case of Harbor Disruptive Innovation Fund), financial and administrative services, that Harbor Capital provides;
•The extent to which economies of scale might be realized as each Fund grows, and the extent to which each Fund’s advisory fee level reflects any economies of scale for the benefit of Fund investors;
•The fees and expense ratios of each Fund relative to the quality of services provided and the fees and expense ratios of similar investment companies;
•The short- and long-term investment performance of each Fund in comparison to peer groups and certain relevant benchmark indices and Harbor Capital’s efforts to address circumstances of underperformance where applicable;
•The compensation received by Harbor Services Group and Harbor Funds Distributors in consideration of the services each provides to the Funds;
•Any “fall out” benefits that might inure to Harbor Capital, the Subadvisers and their respective affiliates as a result of their relationship with the Funds;
•Information received at regular meetings throughout the year related to Fund performance and services rendered by Harbor Capital, as well as each of the Subadvisers, and research arrangements with brokers who execute transactions on behalf of each applicable Subadviser;

⬤

Harbor Funds
ADDITIONAL INFORMATION (Unaudited)—Continued

Advisory Agreement Approvals—Continued
•Information contained in materials provided by Harbor Capital and compiled by Broadridge as to the investment returns, advisory fees and total expense ratios of the Institutional Class of each Fund (and, in certain cases, total expense ratios of the Investor Class) relative to those of other investment companies with similar objectives and strategies managed by other investment advisers, consisting both of a peer group of funds as well as a broader universe of funds compiled by Broadridge;
•Information contained in materials compiled by Morningstar as to the investment returns of the Institutional Class of each Fund relative to those of other investment companies with similar objectives and strategies managed by other investment advisers; and
•The Funds’ advisory fees relative to the advisory fees that Harbor Capital charges to manage certain collective investment trusts using the same strategies as certain of the Funds, though the Trustees did not consider these comparisons to be a material factor given Harbor Capital’s greater level of responsibilities and additional services provided with respect to the Funds, as well as the more extensive regulatory requirements and risks associated with managing the Funds.
Nature, Extent, and Quality of Services
The Trustees separately considered the nature, extent, and quality of the services provided by Harbor Capital and each Subadviser.  In their deliberations as to the approval of each Fund’s Investment Advisory Agreement and, as applicable, Subadvisory Agreement(s), the Trustees were mindful of the fact that, by choosing to invest in a Fund, the shareholders had entrusted Harbor Capital with the responsibility, subject to the approval of the Trustees, for selecting each Fund’s Subadviser, overseeing and monitoring that Subadviser’s performance and replacing the Subadviser if necessary.  The Trustees also considered as relevant to their determination the favorable history, reputation, qualifications and background of Harbor Capital and each Subadviser, as well as the qualifications of their respective personnel.
The Adviser’s Services. The Board evaluated the nature, extent, and quality of Harbor Capital’s services in light of the Board’s experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Trust, including the breadth and depth of experience and expertise of the investment, accounting, administrative, legal and compliance professionals dedicated to the Trust’s operations.  The Trustees determined that Harbor Capital has the expertise and resources to manage and operate effectively each Fund.
The Subadvisers’ Services. The Trustees’ consideration of the services provided by the Subadvisers included a review of each Subadviser’s portfolio managers, investment philosophy, style and processes and record of consistency therewith, performance results for different time periods, its approach to controlling risk, and the quality and extent of its investment capabilities and resources, including the nature and extent of research it receives from broker-dealers (to the extent applicable) and other sources.  In their deliberations with respect to each applicable Fund, the Trustees considered the history of the Trust’s relationship with each Subadviser and the Trust’s experience with each Subadviser in this capacity.
The Trustees also considered each Subadviser’s breadth and depth of experience and investment results in managing other accounts similar to the respective Fund.  The Trustees regularly receive presentations by investment professionals from the Subadvisers.  The Trustees reviewed information concerning each Subadviser’s historical investment results in managing accounts and/or funds, as applicable, in a manner substantially similar to the relevant Fund.
Investment Performance, Advisory Fees and Expense Ratios
In considering each Fund’s performance, advisory fees and expense ratio, the Trustees requested and received from Harbor Capital data compiled by Broadridge and Morningstar.  The Trustees also received information explaining the methodology for compilation of certain of this information and what it was intended to demonstrate.  The Trustees analyzed the Institutional Class performance of each Fund, the advisory fees of each Fund, and the Institutional Class expenses of each Fund (after giving effect to waivers and/or reimbursements, if applicable, that reduced the fees or expenses of the Fund or its peer funds) and made certain observations and findings as to each Fund as noted below.  The Trustees also reviewed certain Investor Class comparative fee and expense information they considered relevant to their deliberations.  In evaluating performance, the Trustees recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.
Harbor Capital Appreciation Fund. The Trustees considered Harbor Capital Appreciation Fund (inception date December 29, 1987), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one- and five-year periods and underperformed its Broadridge group and universe medians for

⬤

Harbor Funds
ADDITIONAL INFORMATION (Unaudited)—Continued

Advisory Agreement Approvals—Continued
the three-year period ended December 31, 2023. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the first, third and first quartile, respectively, for the periods ended December 31, 2023.  The Trustees also considered that the Fund had outperformed its primary benchmark, the Russell 1000® Growth Index, for the one-year period ended December 31, 2023 and underperformed the benchmark for the three- and five-year periods ended December 31, 2023.
The Trustees considered the expertise of Jennison Associates LLC (“Jennison”) in managing assets generally and specifically with respect to the Fund’s strategy, noting that Jennison managed approximately $71 billion in assets in this strategy, out of a firm-wide total of approximately $194.2 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $22.6 billion, showed that the Fund’s contractual management fee was above the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was above its group median and below its universe median. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2025. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Convertible Securities Fund. The Trustees considered Harbor Convertible Securities Fund (inception date May 1, 2011), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one- and three-year periods ended December 31, 2023, and underperformed its Broadridge group and universe medians for the five-year period ended December 31, 2023. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the first, second and third quartiles, respectively, for the periods ended December 31, 2023. The Trustees also considered that the Fund had underperformed its benchmark, the ICE Bank of America (“ICE BofA”) U.S. Convertible Bond Index, for the one-, three-, and five-year periods ended December 31, 2023.
The Trustees noted that BlueCove Limited (“BlueCove”) was appointed as the Fund’s subadviser for an initial two-year period effective March 1, 2023 and therefore performance prior to that date was not attributable to BlueCove.
The Trustees considered the expertise of BlueCove in managing assets generally and in fixed income securities specifically, noting that BlueCove managed approximately $25.6 million in assets in the Fund’s strategy, out of a firm-wide total of $2 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $50 million, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio of the Fund’s Institutional Class was below the group median and equal to the universe median. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2025.  The Trustees noted that Harbor Capital’s profitability in operating the Fund was negative.
Harbor Core Bond Fund. The Trustees considered Harbor Core Bond Fund (inception date June 1, 2018), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one- and five-year periods ended December 31, 2023, equalled its Broadridge group median for the three-year period ended December 31, 2023 and outperformed its Broadridge universe median for the three-year period ended December 31, 2023. The Morningstar data presented showed that the Fund’s one-, three- and five-year period rolling returns ranked in the second, third, and second quartile, respectively, for the periods ended December 31, 2023. The Trustees also considered that the Fund had outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the one- and five-year periods ended December 31, 2023 and underperformed the benchmark for the three-year period ended December 31, 2023.
The Trustees considered the expertise of Income Research & Management (“IR+M”) in managing assets generally and in the core bond strategy specifically, noting that IR+M managed approximately $17.5 billion in assets in this strategy, out of a firm-wide total of approximately $97 billion in assets under management as of December 31, 2023. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $125 million, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio of the Fund’s Institutional Class was below the group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 29, 2025.  The Trustees noted that Harbor Capital’s profitability in operating the Fund was negative.

⬤

Harbor Funds
ADDITIONAL INFORMATION (Unaudited)—Continued

Advisory Agreement Approvals—Continued
Harbor Core Plus Fund. The Trustees considered Harbor Core Plus Fund (inception date December 29, 1987), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one-year period ended December 31, 2023, underperformed its Broadridge group median for the three- and five-year periods ended December 31, 2023 and outperformed its Broadridge universe median for the three- and five-year periods ended December 31, 2023. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the second quartile for each of the periods ended December 31, 2023. The Trustees considered that Harbor Core Plus Fund had outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the one-, three- and five-year periods ended December 31, 2023.
The Trustees noted that IR+M was appointed as the Fund’s subadviser for an initial two-year period effective February 2, 2022 and therefore performance prior to that date was not attributable to IR+M.
The Trustees considered the expertise of IR+M in managing assets generally and in the core plus strategy specifically, noting that IR+M managed approximately $1.7 billion in core plus assets out of a firm-wide total of approximately $97 billion in assets under management as of December 31, 2023.  The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $950 million, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio of the Fund’s Institutional Class was below the group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2025.  The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Disruptive Innovation Fund. The Trustees considered Harbor Disruptive Innovation Fund (inception date November 1, 2000), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one-year period ended December 31, 2023 and underperformed its Broadridge group and universe medians for the three- and five-year periods ended December 31, 2023. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the third, second and third quartile, respectively, for the periods ended December 31, 2023.  The Trustees also considered that the Fund had outperformed its primary benchmark, the S&P 500 Index, for the one-year period ended December 31, 2023 and underperformed the benchmark for the three- and five-year periods ended December 31, 2023.
The Trustees noted the fact that 4BIO Partners LLP (“4BIO Capital”), NZS Capital, LLC (“NZS Capital”), Sands Capital Management, LLC (“Sands Capital”), Tekne Capital Management, LLC (“Tekne”), and Westfield Capital Management Company, L.P. (“Westfield Capital”) had been appointed as the Fund’s subadvisers effective September 1, 2021 in connection with changes to the Fund’s principal investment strategies and that performance prior to that date is not attributable to the current strategies. The Trustees further noted that, prior to that date, the Fund was compared to a different benchmark index. The Trustees considered the expertise of 4BIO Capital, NZS Capital, Sands Capital, Tekne, and Westfield Capital in the strategies for which they provide model portfolios.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $75 million, showed that the Fund’s contractual management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below its group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2025.  The Trustees noted that Harbor Capital’s profitability in operating the Fund was negative.
Harbor Diversified International All Cap Fund. The Trustees considered Harbor Diversified International All Cap Fund (inception date November 2, 2015), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the three-year period ended December 31, 2023 and underperformed its Broadridge group and universe medians for the one- and five-year periods ended December 31, 2023. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the fourth, third and third quartile, respectively, for the periods ended December 31, 2023. The Trustees also considered that the Fund had outperformed its benchmark, the MSCI All Country World Ex. U.S. (ND) Index, for the three- and five-year periods ended December 31, 2023 and underperformed the benchmark for the one-year period ended December 31, 2023.

⬤

Harbor Funds
ADDITIONAL INFORMATION (Unaudited)—Continued

Advisory Agreement Approvals—Continued
The Trustees considered the expertise of Marathon Asset Management Limited (“Marathon-London”) in managing assets generally and in the strategy used with respect to the Fund specifically, noting that Marathon-London managed approximately $4.1 billion in assets in this strategy, out of a firm-wide total of approximately $39 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $900 million, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2025.  The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor International Fund. The Trustees considered Harbor International Fund (inception date December 29, 1987), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the three- and five-year periods ended December 31, 2023 and underperformed its Broadridge group and universe medians for the one-year period ended December 31, 2023. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the third, second and second quartile, respectively, for the periods ended December 31, 2023. The Trustees considered that the Fund had underperformed its benchmark, the MSCI EAFE® (ND) Index, for the one- and three-year periods ended December 31, 2023 and outperformed the benchmark for the five-year period ended December 31, 2023.
The Trustees considered the expertise of Marathon-London in managing assets generally and in the strategy used with respect to the Fund specifically, noting that Marathon-London managed approximately $20.4 billion in this strategy, out of a firm-wide total of approximately $39 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $3.15 billion, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2025.  The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor International Core Fund. The Trustees considered Harbor International Core Fund (inception date March 1, 2019), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the three-year and since inception periods ended December 31, 2023, and underperformed its Broadridge group and universe medians for the one-year period ended December 31, 2023.  The Morningstar data presented showed that the Fund’s one- and three-year rolling returns ranked in the fourth and first quartile, respectively, for the periods ended December 31, 2023. The Trustees considered that the Fund had underperformed its benchmark, the MSCI EAFE (ND) Index, for the one-year period ended December 31, 2023 and outperformed its benchmark for the three-year and since inception periods ended December 31, 2023.
The Trustees considered the expertise of Acadian Asset Management LLC (“Acadian”) in managing assets generally and in the strategy used with respect to the Fund specifically, noting that Acadian managed approximately $7.6 billion in assets in this strategy, out of a firm-wide total of approximately $102.9 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $150 million, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group median and above the universe median. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 29, 2025.  The Trustees noted that Harbor Capital’s profitability in operating the Fund was negative.
Harbor International Growth Fund. The Trustees considered Harbor International Growth Fund (inception date November 1, 1993), noting that, according to the Broadridge report, the Fund’s Institutional Class had underperformed its Broadridge group and universe medians for the one-, three- and five-year periods ended December 31, 2023. The Morningstar data presented

⬤

Harbor Funds
ADDITIONAL INFORMATION (Unaudited)—Continued

Advisory Agreement Approvals—Continued
showed that the Fund’s one-, three- and five-year rolling returns ranked in the fourth quartile for each of the periods ended December 31, 2023. The Trustees considered that the Fund had underperformed its benchmark, the MSCI All Country World Ex. U.S. (ND) Index, for the one-, three- and five-year periods ended December 31, 2023.
The Trustees considered the expertise of Baillie Gifford Overseas Limited (“Baillie Gifford”) in managing assets generally and in the ACWI ex US All Cap strategy specifically, noting that Baillie Gifford managed approximately $10.2 billion in assets in this strategy, out of a firm-wide total of approximately $287.6 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy. The Trustees further noted certain recent portfolio management team developments.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $300 million, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2025.  The Trustees noted that the Adviser’s profitability in operating the Fund was not excessive.
Harbor International Small Cap Fund. The Trustees considered Harbor International Small Cap Fund (inception date February 1, 2016), noting that, according to the Broadridge report, the Fund’s Institutional Class had underperformed its Broadridge group and universe medians for the one- and three-year periods ended December 31, 2023, underperformed its Broadridge group median for the five-year period ended December 31, 2023 and outperformed its Broadridge universe median for the five-year period ended December 31, 2023. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the fourth, third and second quartile, respectively, for the periods ended December 31, 2023.  The Trustees considered that the Fund had outperformed its benchmark, the MSCI EAFE Small Cap (ND) Index, for the three- and five-year periods ended December 31, 2023 and underperformed the benchmark for the one-year period ended December 31, 2023. The Trustees noted, however, that based on data for the periods ended December 31, 2023, the Fund had outperformed the benchmark over recent short-term periods (one and three months).
The Trustees considered the expertise of Cedar Street Asset Management LLC (“Cedar Street”) in managing assets generally and in the international small cap strategy specifically, noting that Cedar Street managed approximately $512.2 million in assets in this strategy out of a firm-wide total of approximately $644 million in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy. The Trustees further noted that Harbor Capital owns a less than 5% non-voting ownership stake in Cedar Street and that, in addition, Harbor Capital and Cedar Street have entered into an arrangement by which Harbor Capital may acquire a less than 25% ownership stake in Cedar Street in the event that the firm seeks to sell equity in the firm to a third party.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $350 million, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group and universe medians. The Trustees also considered that Harbor Capital had agreed to a contractual fee waiver/expense reimbursement arrangement with the Fund until at least February 28, 2025.  The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Large Cap Value Fund. The Trustees considered Harbor Large Cap Value Fund (inception date December 29, 1987), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one- and five-year periods ended December 31, 2023 and underperformed its Broadridge group and universe medians for the three-year period ended December 31, 2023. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the first, fourth and first quartile, respectively, for the periods ended December 31, 2023.  The Trustees also considered that the Fund had outperformed its benchmark, the Russell 1000 Value Index, for the one- and five-year periods ended December 31, 2023 and underperformed the benchmark for the three-year period ended December 31, 2023.
The Trustees considered the expertise of Aristotle Capital Management, LLC (“Aristotle”) in managing assets generally and in large cap value strategies specifically, noting that Aristotle managed approximately $44.8 billion in assets in the value equity strategy used by the Fund, out of a firm-wide total of approximately $52.8 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.

⬤

Harbor Funds
ADDITIONAL INFORMATION (Unaudited)—Continued

Advisory Agreement Approvals—Continued
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $1.7 billion, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below its group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s contractual fee waiver/expense reimbursement arrangement until at least February 28, 2025.  The Trustees noted that the Adviser’s profitability in operating the Fund was not excessive.
Harbor Mid Cap Fund. The Trustees considered Harbor Mid Cap Fund (inception date December 1, 2019), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one-year and since inception periods ended December 31, 2023 and underperformed its Broadridge group and universe medians for the three-year period ended December 31, 2023. The Morningstar data presented showed that the Fund’s one- and three-year rolling returns ranked in the second and third quartile, respectively, for the period ended December 31, 2023.  The Trustees also considered that the Fund had outperformed its benchmark, the Russell Midcap® Index, for the three-year and since inception periods ended December 31, 2023 and underperformed the benchmark for the one-year period ended December 31, 2023.
The Trustees considered the expertise of EARNEST Partners LLC (“EARNEST”) in managing assets generally and in the mid cap strategy specifically, noting that EARNEST managed approximately $2.1 billion in assets in this strategy, out of a firm-wide total of approximately $31.6 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio manager in this strategy, noting that he is the founder of EARNEST.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $100 million, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group median and above the universe median. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s contractual fee waiver/expense reimbursement arrangement until at least February 28, 2025.  The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Mid Cap Value Fund. The Trustees considered Harbor Mid Cap Value Fund (inception date March 1, 2002), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one- and three-year periods ended December 31, 2023 and underperformed its Broadridge group and universe medians for the five-year period ended December 31, 2023. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the second, first and third quartile, respectively, for the periods ended December 31, 2023.  The Trustees considered that the Fund had outperformed its benchmark, the Russell Midcap® Value Index, for the one-and three-year periods ended December 31, 2023 and underperformed the benchmark for five-year period ended December 31, 2023.
The Trustees considered the expertise of LSV Asset Management (“LSV”) in managing assets generally and in the mid cap value strategy specifically, noting that LSV managed approximately $1.57 billion in assets in this strategy, out of a firm-wide total of approximately $96 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy, noting that one of the portfolio managers was a founding partner of LSV.
The Trustees noted that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $250 million, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group median and above the universe median. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2025.  The Trustees noted that the Adviser’s profitability in operating the Fund was not excessive.
Harbor Small Cap Growth Fund. The Trustees considered Harbor Small Cap Growth Fund (inception date November 1, 2000), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one-, three- and five-year periods ended December 31, 2023.  The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the first, second and first quartile, respectively, for the periods ended December 31, 2023.  The Trustees also considered that the Fund had outperformed its benchmark, the Russell 2000® Growth Index, for the one-, three- and five-year periods ended December 31, 2023.

⬤

Harbor Funds
ADDITIONAL INFORMATION (Unaudited)—Continued

Advisory Agreement Approvals—Continued
The Trustees considered the expertise of Westfield Capital in managing assets generally and in the small cap growth strategy specifically, noting that Westfield Capital managed approximately $2.9 billion in assets in this strategy, out of a firm-wide total of approximately $17.6 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $1 billion, showed the Fund’s contractual management fee was below the group median for the Institutional Class. The Broadridge data also showed that the Fund’s actual total expense ratio for the Fund’s Institutional Class was below the group and universe medians. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Small Cap Value Fund. The Trustees considered Harbor Small Cap Value Fund (inception date December 14, 2001), noting that, according to the Broadridge report, the Fund’s Institutional Class had underperformed its Broadridge group median for the one- and three-year periods ended December 31, 2023, outperformed its Broadridge universe median for the five-year period ended December 31, 2023, and underperformed its Broadridge group universe median for the five-year period ended December 31, 2023. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the third, fourth and second quartile, respectively, for the periods ended December 31, 2023.  The Trustees also considered that the Fund outperformed its benchmark, the Russell 2000® Value Index, for the one- and five-year periods ended December 31, 2023 and underperformed the benchmark for the three-year period ended December 31, 2023.
The Trustees considered the expertise of EARNEST in managing assets generally and in the small cap value strategy specifically, noting that EARNEST managed approximately $4.9 billion in assets in this strategy, out of a firm-wide total of approximately $31.6 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio manager in this strategy, noting that he is the founder of EARNEST.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $1.98 billion, showed the Fund’s management fee was below the group median. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group and universe median expense ratios. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
The Trustees also separately considered the allocation between Harbor Capital and each Subadviser of the relevant Fund’s investment advisory fee (i.e., the amount of the advisory fee retained by Harbor Capital relative to that paid to the relevant Subadviser as a subadvisory fee). They determined in each case that the allocation was reasonable and the product of arm’s length negotiation between Harbor Capital and the Subadviser.
Profitability
The Trustees also considered Harbor Capital’s profitability in operating each of the Funds (as well as on a fund complex-wide basis) as presented by Harbor Capital, and the allocation methodology used by Harbor Capital to compute such profitability.  The Trustees concluded that the allocation methodology was reasonable and that a reasonable level of profitability was important to provide suitable incentives for Harbor Capital to continue to attract and maintain high-quality personnel and to invest in infrastructure and other resources to support and enhance the Funds’ operations.  In considering Harbor Capital’s profitability generally, the Trustees also reviewed the compensation received by Harbor Services Group and Harbor Funds Distributors in consideration of the transfer agency and distribution services, respectively, that are provided to the Funds and any other benefits enjoyed by Harbor Capital and its affiliates as a result of their relationship with the Funds.
The Trustees also considered that profitability calculations with respect to advisory, transfer agency and distribution operations vary significantly depending on whether revenues on which the calculation is based are taken gross or net of amounts paid to third parties, such as subadvisory fee expenses and certain transfer agency expenses, and noted that subadvisory fee expenses are a direct expense of Harbor Capital.  The Trustees also noted that Harbor Capital was, in certain cases, waiving a portion of its advisory fee and/or paying or reimbursing a portion of Fund expenses.  The Trustees determined that Harbor Capital’s profitability in operating each Fund was not excessive.
Economies of Scale
The Trustees also considered the extent to which economies of scale might be realized as each Fund grows, and the extent to which each Fund’s advisory fee level reflects these economies of scale for the benefit of Fund investors. The Trustees specifically considered whether any advisory fee reduction “breakpoints” should be added to the advisory fee payable by any Fund. As noted above, the Trustees concluded that Harbor Capital’s profitability in each case was not excessive. They concluded that

⬤

Harbor Funds
ADDITIONAL INFORMATION (Unaudited)—Continued

Advisory Agreement Approvals—Continued
the Funds’ fee structures reflected economies of scale to date and that the addition of breakpoints in these fee structures was not required at the present time. The Trustees noted they intend to monitor each Fund’s asset growth in connection with future reviews of each Fund’s Investment Advisory Agreement to determine whether breakpoints may be appropriate at such time.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT OF HARBOR International Compounders FUND
At the Meeting, the Board, including the Independent Trustees voting separately, considered and approved an Investment Advisory Agreement between Harbor Funds, on behalf of Harbor International Compounders Fund (the “Fund”), and the Adviser, and a Subadvisory Agreement among the Trust, on behalf of the Fund, the Adviser and C WorldWide Asset Management Fondsmaeglerselskab A/S (“C WorldWide” or the “Subadviser”).
In evaluating the Investment Advisory Agreement and the Subadvisory Agreement, the Trustees reviewed materials furnished by the Adviser and the Subadviser, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of the Adviser resulting from their quarterly meetings, periodic telephonic meetings and other prior communications and of the Subadviser in its capacity as a subadviser for another Harbor fund. In connection with their consideration of the Investment Advisory Agreement and Subadvisory Agreement, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to the services to be rendered by the Adviser and Subadviser. The Trustees also discussed with representatives of the Adviser, at the Meeting and at prior meetings, the Harbor funds’ operations and Harbor Capital’s ability, consistent with the “manager-of-managers” structure of many Harbor funds, to (i) identify and recommend to the Trustees a subadviser for the Fund, (ii) monitor and oversee the performance and investment capabilities of the subadviser, and (iii) recommend the replacement of a subadviser where appropriate.
At the Meeting, the Trustees, including the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund were fair and reasonable and approved the Investment Advisory Agreement and the Subadvisory Agreement for an initial two-year term as being in the best interests of the Fund and its future shareholders.
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or the Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Trust.
In considering the approval of the Fund’s proposed Investment Advisory Agreement and Subadvisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees in approving the new Investment Advisory Agreement and Subadvisory Agreement were the following:
•The nature, extent, and quality of the services expected to be provided by Harbor Capital and C WorldWide, including the background, education, expertise and experience of the investment professionals of Harbor Capital and C WorldWide to provide services to the Fund;
•The favorable history, reputation, qualifications and background of Harbor Capital and C WorldWide, as well as the qualifications of their personnel;
•The fees proposed to be charged by Harbor Capital and C WorldWide for investment advisory and subadvisory services, respectively, including the portion of the fee to be retained by Harbor Capital, after payment of C WorldWide’s fee, for investment advisory and related services to be provided by Harbor Capital (including investment, business, legal, compliance, financial and administrative services);
•The proposed fees and expense ratio of the Fund relative to the fees and expense ratios of similar investment companies;
•The investment performance of C WorldWide in managing other accounts in a style similar to the style to be utilized in managing the Fund;
•The expected profitability of Harbor Capital with respect to the Fund;
•Information received at meetings throughout the year related to services rendered by Harbor Capital;

⬤

Harbor Funds
ADDITIONAL INFORMATION (Unaudited)—Continued

Advisory Agreement Approvals—Continued
•The compensation to be received by Harbor Services Group, Inc. and Harbor Funds Distributors, Inc. in consideration of the services each would provide to the Fund;
•Information received at regular meetings throughout the year related to Harbor Capital’s profitability;
•The extent to which economies of scale might be realized as the Fund grows, and the extent to which the Fund’s proposed advisory fee level reflects any economies of scale for the benefit of Fund investors; and
•Any “fall out” benefits that might inure to Harbor Capital and its affiliates or C WorldWide and its affiliates as a result of their relationship with the Fund.
Nature, Extent, and Quality of Services
In evaluating the nature, extent, and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed Investment Advisory Agreement and other considerations, the Trustees considered Harbor Capital’s ability, consistent with the manager-of-managers structure of many Harbor funds, to identify and recommend to the Trustees quality subadvisers for the Funds, to monitor and oversee the performance and investment capabilities of each subadviser, and to recommend the replacement of a subadviser when appropriate. The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisers for particular Harbor funds in circumstances in which the Board and Harbor Capital had determined that a change in subadviser was in the best interests of a Harbor fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.
The Board evaluated the nature, extent, and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Harbor funds generally, including the breadth and depth of experience and expertise of the investment, administrative, legal and compliance professionals dedicated to Harbor funds’ operations. The Trustees determined that Harbor Capital has the expertise and resources to identify, select, oversee and monitor subadvisers and to operate effectively as the manager-of-managers for the Fund. The Trustees also considered in their determination the depth, knowledge and experience level of the Subadviser’s personnel, the quality of the Subadviser’s processes and the culture of the Subadviser.
In evaluating the nature and quality of the services to be provided by C WorldWide, the Trustees considered the collective expertise and experience of the professionals at C WorldWide and the favorable record they had generated in the Fund’s strategy. The Trustees also noted the experience of the proposed portfolio managers of the Fund in this strategy and the favorable record generated by such portfolio managers at C WorldWide. In considering C WorldWide’s performance, the Trustees noted that C WorldWide’s record in the Fund’s strategy was favorable compared to its benchmark and peers.
Advisory Fees and Expense Ratios
The Trustees observed that the data available concerning comparative fees and expense ratios showed that the Fund’s proposed advisory fee was below the average and median management fees of the peer group of funds compiled using Morningstar data. The Trustees also reviewed and determined to be reasonable, in relation to the services to be provided by each party, the split between the advisory fee to be paid to Harbor Capital and the subadvisory fee to be paid to C WorldWide and specifically the net advisory fee to be retained by Harbor Capital at various asset levels.
It was further noted that the Fund’s proposed Institutional Class net expense ratio was below the average and median expense ratios, and the Fund’s proposed Retirement Class net expense ratio was below the average and median expense ratios, of the peer group of funds compiled using Morningstar data. The Trustees observed that the incremental expenses of the Investor Class relative to the Institutional Class data they considered would be comprised solely of Rule 12b-1 and transfer agent fees, which the Board reviews separately.
Profitability
The Trustees also noted that Harbor Capital expected to operate the Fund initially at a loss (and had agreed to reduce or waive a portion of its advisory fee and/or absorb fund expenses while paying C WorldWide its fee).

⬤

Harbor Funds
ADDITIONAL INFORMATION (Unaudited)—Continued

Advisory Agreement Approvals—Continued
Economies of Scale
The Trustees also concluded that breakpoints in the Fund’s advisory fee schedule were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its absorbing fund expenses during the initial period of the Fund’s operations while paying C WorldWide its full subadvisory fee and the uncertainty surrounding the aspects of the Fund’s future asset growth. It was agreed, however, that the Board would consider the issue of breakpoints in the Fund’s advisory fee schedule at least annually after the initial two-year contract term as part of its annual contract review process for all of the Harbor funds.

Review of Liquidity Risk Management Program
The Trust has adopted pursuant to Rule 22e-4 under the Investment Company Act (“Rule 22e-4”) a Liquidity Risk Management Program (the “Program”) for the Funds. The Board has designated a committee of Harbor Capital employees as the Program Administrator.
The Program is designed to assess and manage each Fund’s liquidity risk. For purposes of Rule 22e-4, “liquidity risk” is defined as the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. Components of the Program include: (i) periodic assessment of each Fund’s liquidity risk based on certain factors; (ii) classification of each Fund’s holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid and Illiquid) that reflect an estimate of liquidity under current market conditions; (iii) to the extent a Fund does not invest primarily in Highly Liquid investments, establishment of an appropriate Highly Liquid Investment Minimum (“HLIM”) (as defined in Rule 22e-4) for such Fund and ongoing monitoring of the Fund’s net assets to assess compliance with the Fund’s HLIM; (iv) a limit on the ability of a Fund to acquire illiquid investments in excess of 15% of the Fund’s net assets; and (v) periodic reporting to the Board.
At a meeting held on November 9, 2023, the Board of Trustees reviewed the operation and effectiveness of the Program for the period beginning October 1, 2022 and ending September 30, 2023 (the “period”). At the November 9, 2023 meeting, the Board reviewed a report prepared by, and received a presentation from, the Program Administrator regarding the operation of the Program, its adequacy, and the effectiveness of its implementation during the period. The Program Administrator’s report included, among other things, a review of: (i) the operation of the Program overall during the period; (ii) the activities conducted by the Program Administrator with respect to the Program; (iii) the level of portfolio investments classified into each of the four liquidity categories and the services provided by the third-party vendor engaged by the Trust to facilitate such classification with respect to certain of the Funds; and (iv) the most recent liquidity risk assessment for the Funds conducted by the Program Administrator in accordance with Rule 22e-4. Based upon its review, the Program Administrator determined that the Program was adequate and effective in facilitating the Funds’ compliance with Rule 22e-4 during the period.

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HF.SAR.0424

ITEM 2 – CODE OF ETHICS
Not applicable.
ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable.
ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable.
ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.
ITEM 6 – INVESTMENTS
(a)
The Registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.
(b)
Not applicable.
ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(a)
The Registrant has elected to include the most recent semi-annual financial statements as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.
(b)
The Registrant has elected to include the most recent financial highlights as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.
ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHER OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Information is disclosed in the additional information as part of the financial statements included in Item 7 above.
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
The Registrant has elected to disclose statement regarding basis for approval of investment advisory contract as additional information in the report to shareholders filed under Item 1 of this report on Form N-CSR.
ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.
ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the date of the Registrant’s prior report on Form N-CSR.
ITEM 16 – CONTROLS AND PROCEDURES
(a)
The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION
Not applicable.
ITEM 19 – EXHIBITS
(a)	A certification for each of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto.
(b)	A certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed June 26, 2024 on its behalf by the undersigned, thereunto duly authorized.
HARBOR FUNDS
By: /s/ Charles F. McCain

Charles F. McCain
Chairman, President and Trustee
(Principal Executive Officer)
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Charles F. McCain Charles F. McCain	Chairman, President and Trustee (Principal Executive Officer)	June 26, 2024
By:	/s/ John M. Paral John M. Paral	Treasurer (Principal Financial and Accounting Officer)	June 26, 2024

Exhibit Index
Number	Description
99.CERT1	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.CERT2	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.906CERT	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350).